UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-117998
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 90	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Individual Flexible Premium Variable Universal Life Insurance Policies
issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
Supplement dated May 1, 2015 to Prospectus dated May 1, 2015
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
THIS SUPPLEMENT UPDATES INFORMATION IN PROSPECTUSES ASSOCIATED WITH POLICIES ISSUED IN THE STATE OF NEW YORK ONLY. IF THE POLICY IS/WAS NOT ISSUED IN THE STATE OF NEW YORK, PLEASE DISREGARD THE CONTENTS OF THIS SUPPLEMENT.
1.	Fee Table. The Administrative Per Policy Charge and the Underwriting and Distribution Charge for policies issued in the State of New York are as follows:

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted from Cash Value
Administrative Per Policy Charge	Monthly	Current and Maximum: $8.75 per policy
Underwriting and Distribution Charge[1]	Monthly	Maximum: $0.10 per $1,000 of Base Policy Specified Amount (but not more than $25)	Currently: $0.08 per $1,000 of Base Policy Specified Amount (but not more than $20)
[1]	The Underwriting and Distribution Charge varies by policy based on individual characteristics. This charge lasts for 10 policy years for the initial Base Policy Specified Amount, and lasts for 10 years from the effective date of any increase in the Base Policy Specified Amount.
2.	Long Term Fixed Account. The Long Term Fixed Account is not available in the State of New York.
3.	Death Benefit Option 3. Death Benefit Option 3 is not available in the State of New York.
4.	Rider availability. The following Riders are not available in the State of New York:
•	Long-term Care Rider; and
•	Additional (Insurance) Protection Rider.
5.	Term Rider. The Term Rider is available in the State of New York in lieu of the Additional (Insurance) Protection Rider.

Periodic Charges for Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Term Rider Charge†2	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of the policy.
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[2]	The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
Term Rider
The benefit associated with the Term Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death prior to the Rider's maturity date.
This Rider may be purchased at any time while the policy is In Force until the Insured reaches age 80. The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.
At any time while the policy and the Rider are In Force (including on the Rider's maturity date), the term life insurance associated with this Rider may be converted into Base Policy Specified Amount. Any such conversion request must be made in writing and submitted to the Service. No evidence of insurability will be required upon conversion.
Note: The compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity). Another disadvantage is the Rider only allows coverage under the Guaranteed Policy Continuation Provision for the first five policy years. In comparison, the base policy allows longer coverage for Issue Ages under 70, see Guaranteed Policy Continuation Period.
The policy owner should request an illustration demonstrating the impact of purchasing coverage under the Rider.
The Rider charge is deducted from Cash Value therefore purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Term Rider Charge
A monthly Term Rider Charge is deducted if the Rider is elected. The charge is intended to compensate Nationwide for providing term life insurance on the Insured. The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit. The Rider charge is the product of the Rider Specified Amount and the term cost of insurance rate. The term cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality. The term cost of insurance rate will vary by: the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Rider Specified Amount.
The Term Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations.
6.	Underwriting and Distribution Charge. The second paragraph of the "Underwriting and Distribution Charge" provision is replaced with the following:
A monthly Underwriting and Distribution Charge is assessed only on the first $250,000 of Base Policy Specified Amount. For policies where the Insured is age 14 or older at the time of application, the Underwriting and Distribution Charge is $0.10 per $1,000 of Base Policy Specified Amount (current and guaranteed). If the Insured is younger than age 14 at the time of application, the Underwriting and Distribution Charge is $0.08 per $1,000 of Base Policy Specified Amount (current and guaranteed). The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Base Policy Specified Amount, and for 10 years from the effective date of any increase in the Base Policy Specified Amount.
7.	Surrenders. The "Surrenders" provision is modified to add the following subsection:
Annual Surrender Opportunities
On each Policy Date anniversary, the policy's Cash Surrender Value can be transferred to the Fixed Account to purchase extended term insurance. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 1980 CET Mortality Table.
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Additionally, on each Policy Date anniversary, the policy's Cash Surrender Value may be transferred to the Fixed Account to purchase a guaranteed fixed paid-up benefit. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit, at any time, will be equal to the cost of the fixed paid-up benefit at the Insured's Attained Age at that time. The cost of the fixed paid-up benefit will be based on an interest rate of 3% and the policy's guaranteed mortality table.
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The Best of America Next Generation® II FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser's life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy, including any material variations in the policy, such as availability of certain Riders.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser's primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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Table of Contents (continued)
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In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage is Guaranteed
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium may be allocated among fixed and/or variable investment options available in the policy.
Where permitted by state law, the policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an annual effective rate, see Fixed Investment Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Investment Options Transfers.
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The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains one Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the fixed investment options and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests may be subject to policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Policy Guard Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Insurance Rider
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional (Insurance) Protection Rider
•	Deduction (of Fees and Expenses) Waiver Rider
•	Wealth Guard Rider
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In Summary: Policy Risks
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary based upon changes in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges.
Unfavorable Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Poor Investment Experience and the deduction of policy and Sub-Account charges may lower the policy's Cash Value potentially resulting in a Lapse of insurance coverage.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Value can be reduced by Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Whenever Cash Value is insufficient to cover the policy's charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans and partial surrenders, subject to limitations. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Once a loan or surrender is taken, Cash Value will be reduced by the amount of the policy loan and/or the partial surrender and any associated charges.
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Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Investment Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the fixed investment options. Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options subject to transfer restrictions, without penalty or adjustment. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the fixed investment options. See Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Sub-Account Limitations
Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Some underlying mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the underlying mutual fund. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund's prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center.
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In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the fixed investment options except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner buys the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load Charge[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Currently: $5 from each $1,000 of Premium
Premium Taxes Charge[1]	Upon making a Premium payment	$35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	1% of the amount transferred from the Sub-Account within 60 days of allocation to that Sub-Account
Illustration Charge[3]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge4 †	Upon surrender or policy Lapse	Maximum: $27,975	Minimum: $2,521
Representative: an age 35 male non-tobacco preferred with a Base and Total Specified Amount of $500,000 and Death Benefit Option 1	Upon surrender or policy Lapse	$4,824
Policy Guard Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 male non-tobacco preferred with a Cash Value of $500,000 and Indebtedness of $480,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load Charge and Premium Taxes Charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load.
[2]	Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to mutual funds that assess a short-term trading fee, see Short-Term Trading Fees.
[3]	The policy owner will be expected to pay the Illustration Charge at the time of the request. This charge will not be deducted from Cash Value.
[4]	The Surrender Charge decreases gradually each year after either the second or third policy anniversary, depending on the Insured's
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age at the time the policy is issued. The maximum Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Base and Total Specified Amount is $500,000; Death Benefit Option 1 is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium. The minimum charge calculation assumes the Insured is a female, age zero; the Base and Total Specified Amount is $500,000; Death Benefit Option 1 is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target Premium.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge†	Monthly	Maximum: $83.33 per $1,000 of Net Amount At Risk	Minimum: $0.03 per $1,000 of Net Amount At Risk
Representative: an age 35 male non-tobacco preferred with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.12 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[2]	Monthly	Maximum: an annualized rate of $6.00 per $1,000 of Cash Value allocated to Sub-Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $10 per policy
Underwriting and Distribution Charge[3]	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount (but not more than $50)	Currently: $0.10 per $1,000 of Base Policy Specified Amount (but not more than $25)
Policy Loan Interest Charge[4]	Annually	Current and Guaranteed: $39 per $1,000 of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance Charge.
[2]	Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0
[3]	The Underwriting and Distribution Charge lasts for 10 policy years for the initial Total Specified Amount, and lasts for 10 years from the effective date of any increase in the Total Specified Amount.
[4]	The Policy Loan Interest Charge and policy loan interest credited is described in more detail in Policy Loans.
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The next table describes the fees and expenses associated with Riders that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Current and Guaranteed: for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate monthly Premiums
Children's Insurance Rider Charge	Monthly	Current and Guaranteed: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider Charge†	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.02 per $1,000 of Rider Net Amount At Risk
Representative: an age 35 male non-tobacco preferred with a Long-term Care Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge†	Monthly	Maximum: $10.23 per $1,000 of Spouse Death Benefit	Minimum: $0.10 per $1,000 of Spouse Death Benefit
Representative Spouse: an age 35 female non-tobacco with a Spouse Life Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Death Benefit
Accidental Death Benefit Rider Charge†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit	Minimum: $0.05 per $1,000 of Accidental Death Benefit
Representative: an age 35 male non-tobacco preferred with an Accidental Death Benefit of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit
Premium Waiver Rider Charge1†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male non-tobacco preferred	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional (Insurance) Protection Rider Charge2†	Monthly	Maximum: $83.33 per $1,000 of Rider Net Amount at Risk	Minimum: $0.01 per $1,000 of Rider Net Amount at Risk
Representative: an age 35 male non-tobacco preferred with Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Net Amount at Risk
Deduction (of Fees and Expenses) Waiver Rider Charge†	Monthly	Maximum: $855 per $1,000 of Deduction Waiver Benefit	Minimum: 85 per $1,000 of Deduction Waiver Benefit
Representative: an age 35 male non-tobacco preferred with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Deduction Waiver Benefit
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Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Wealth Guard Rider Option Charges3†:
Wealth Guard Rider Charge – 85/85 Option	Monthly	Maximum:$1.25 per $1,000 of Cash Value	Minimum:$0.58 per $1,000 of Cash Value
Wealth Guard Rider Charge – 100/85 Option	Monthly	Maximum: $1.25 per $1,000 of Cash Value	Minimum:$0.96 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Premium Waiver Rider Charge varies based on the Premium waiver benefit elected. The maximum and minimum charges shown assume monthly Premium payments of $1,000. For policies issued before July 17, 2006, the maximum charge for this Rider is $105 per $1,000 of Premium Waiver Benefit.
[2]	The Additional (insurance) Protection Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.
[3]	The Wealth Guard Rider Charge is calculated monthly based on the policy's Cash Value after the monthly deduction for the Mortality and Expense Risk Charge.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.27%	3.28%
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Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Investment Options
Nationwide's obligations under the fixed investment options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed investment options.
Because of exemptive and exclusionary provisions, interests in the fixed investment options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment options. Disclosure regarding the fixed investment options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the fixed investment options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account. The Long-Term Fixed Account may not be available in the state where the policy is issued. The effective annual rate Nationwide declares for the fixed investment options will never be less than 3%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the fixed investment options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the fixed investment options is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide's claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Investment Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options, see Fixed Investment Options Transfers for details about restrictions that apply to transfers to and from the fixed investment options.
Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has
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stricter allocation, partial surrender, and transfer limitations. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy. Not all underlying mutual funds may be available in every state.
Some underlying mutual funds may assess short-term trading fees. The separate account will collect the short-term trading fee at the time of the transfer by reducing the amount transferred. All short-term trading fees collected are remitted to the underlying mutual fund, see Short-Term Trading Fees and Appendix A: Sub-Account Information.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below. For a complete list of the available Sub-Accounts, see Appendix A: Sub-Account Information. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
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•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
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•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account's Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." See Appendix A: Sub-Account Information for a complete list of available underlying mutual funds, including those that assess short-term trading fees.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
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Fixed Investment Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed investment options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed investment options. Contact the Service Center for information regarding restrictions in effect for the fixed investment options at the time of a Premium payment or transfer request.
Transfers to and/or from the fixed investment options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year
•	Only one transfer to and/or from may be permitted every 12 months and only within 30 days of a calendar quarter end, but not within 12 months of a previous transfer
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 20% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted
•	Transfers to that would result in the Fixed Account value exceeding 30% of the total Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 20% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$6,000; or
(2)	12% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Investment Option Restriction
When Cash Value is allocated to more than one fixed investment option, Nationwide may refuse initial Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed investment options to be greater than 50% of the policy's total Cash Value.
Amounts transferred to the fixed investment options may be credited interest at different rates, see Fixed Investment Options. Transfers from the fixed investment options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center.  On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about a specific policy to government regulators. If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide's underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms, availability of certain investment options, free look rights, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability durations. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
Any modification or waiver of Nationwide's rights or requirements under the policy must be in writing and signed by Nationwide's president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
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Nationwide may modify the policy, its operations, or the separate account's operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide's general account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide's claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Policy Values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that Policy Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Policy Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Policy Values that result from the policy owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide's approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
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Subject to Nationwide's approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the ages of 0 and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that Nationwide expects the Insured under a preferred policy to live longer. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated on the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete, see Unfavorable Investment Experience.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
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Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "free look" period). The length of the free look period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum "free look" period is 10 days.
In order to cancel the policy during the free look period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor free look cancellation requests received by the last day of the free look period (if returned by US mail, the request must be post-marked by the last day of the free look period).
Free look cancellation requests received after the close of business on the date the free look period expires will not be canceled free of charge. If the policy is canceled, Nationwide will treat the policy as if it was never issued.
Within seven days of a free look cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.
Allocation of Net Premium During Free Look Period
Where state law requires the return of initial Premium for free look cancellations, Nationwide will allocate initial Net Premium to the fixed investment options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the free look period expires. At the expiration of the free look period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed investment options based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force (if the Wealth Guard Rider is elected, minimum Premium requirements apply, see Wealth Guard Rider). It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
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Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the fixed investment options, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. If the Wealth Guard Rider is in effect, the Total Specified Amount cannot be less than $250,000. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
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The new policy may be one of Nationwide's available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and Issue Age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a Surrender Charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide's approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send semi-annual and annual statements that show:
•	the Total Specified Amount;
•	minimum monthly Premiums;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial Surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
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IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the fixed investment options, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting class based upon his/her age, sex (if not unisex classified), smoker status, type of evidence of insurability, and insurability status. The policy owner can request an illustration of specific costs and/or see the Policy's Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time. Changes in policy and/or Rider charges and rates will vary by changes in future expectations for factors including, but not limited to, Nationwide's investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount  and Spouse Life Insurance Rider Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current Sales Load is $5 per $1,000 of Premium. The guarantee maximum Sales Load is $25 per $1,000 of Premium.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
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Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Short-Term Trading Fees
Some mutual funds offered under the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.
Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.
For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see Appendix A: Sub-Account Information.
If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by Nationwide or the separate account.
When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to Short-Term Trading Fees, including:
•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs (if available);
•	policy loans;
•	full or partial surrenders; or
•	payment of the Proceeds.
New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
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Partial Surrender Fee
Partial Surrender Fees are deducted proportionally from the Sub-Accounts and fixed investment options. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and fixed investment options allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The Surrender Charge is comprised of two components: the underwriting component and the sales component.
The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Total Specified Amount, and risk class, and ranges between 34% to 60%) of the sales component. Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	92.5%
4	92.5%	85.0%
5	85.0%	76.0%
6	77.5%	66.0%
7	70.0%	56.0%
8	62.5%	46.0%
9	52.5%	36.0%
10	42.5%	26.0%
11	32.5%	0%
12	20.0%	0%
13+	0%	0%
*	The Surrender Charge duration may vary based on the law in the state where the policy is issued.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target premium. The administrative target premium is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target premium varies by the Total Specified Amount and the Insured's age when the policy was issued.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments made during the first policy year. The surrender target premium is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.
Each increase to the Base Policy Specified Amount (referred to as Base Policy Specified Amount segments) will have its own Surrender Charge. The Surrender Charge for each Based Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Any Surrender Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations.
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Nationwide will waive the Surrender Charge if it is exchanged for a plan of permanent fixed life insurance offered by Nationwide subject to the following:
•	the exchange and waiver may be subject to new evidence of insurability and underwriting approval; and
•	the policy owner has not invoked any of the following Riders:
❍	the Premium Waiver Rider;
❍	the Deduction (of Fees and Expenses) Waiver Rider; and/or
❍	the Long-term Care Rider.
A new Surrender Charge may be imposed by the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and fixed investment options allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide's expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, Issue Age, and underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable). The cost of insurance rate is based on Nationwide's expectations as to future mortality and expense experience, investment earnings, persistency, and taxes.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Spouse Life Insurance Rider Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy's Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy's Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
A monthly Mortality and Expense Risk Charge is deducted from the policy's Cash Value allocated to the Sub-Accounts. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
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Currently, the Mortality and Expense Risk Charge is based on the following schedule:
Policy Years	Charge for First $25,000 in Variable Cash Value (Annualized)	Charge for Next $225,000 in Variable Cash Value (Annualized)	Charge for Variable Cash Value in Excess of $250,000 (Annualized)
1 through 10	$6.00 per $1,000	$3.00 per $1,000	$1.00 per $1,000
11 through 20	$3.00 per $1,000	$2.00 per $1,000	$0.50 per $1,000
21 and later	$0	$0	$0
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month (current and maximum guaranteed charge in New York is $8.75). The maximum guaranteed charge is $20 per month.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and fixed investment options allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge is only assessed on the first $250,000 of Base Policy Specified Amount. The current Underwriting and Distribution Charge is $0.10 per $1,000 of Base Policy Specified Amount. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Base Policy Specified Amount. The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Base Policy Specified Amount, and for 10 years from the effective date of any increase in the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
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Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total production based compensation will not exceed the maximum, which is 99% of first year premiums and 3% of renewal premium after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Received
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Nationwide also considers whether the underlying mutual fund's advisor or subadvisor is an affiliate or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy and underlying mutual fund fees and charges have a direct effect on the policy's investment performance.
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Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy's Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Policy Guard Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Policy Guard Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Policy Guard Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Policy Guard Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 84% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The Long Term Care Rider, the Spouse Life Insurance Rider, and the Deduction (of Fees and Expenses) Waiver Rider will terminate or will need to be terminated by the policy owner prior to invoking the Policy Guard Rider. An election to invoke the Policy Guard Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
1.	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
2.	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the
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Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
3.	Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Policy Guard Rider Charge
The Policy Guard Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the fixed investment options. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Adjusted Sales Load Life Insurance Rider
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. A policy owner may elect the number of years (from one to seven) that Premium Load would be replaced. A Premium Load would be assessed on any amount that is not replaced by the Rider.
Availability
This Rider is only available to purchase at the time of application.
Adjusted Sales Load Life Insurance Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of aggregate Premiums paid since the Policy Date, the portion of Premium Load replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made during the selected Rider period will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that Premium Load is replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years that Premium payments were actually made.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner only received three years worth of Premium Load replacement), the Rider charge will only be assessed for 12 policy years (nine years plus the three years' worth of benefit received).
If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash
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Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the policy's Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge is deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Adjusted Sales Load Life Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured would have reached Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, or until the Rider is terminated by written request to the Service Center.
Children's Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children's Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Children's Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. In addition, if the remaining Death Benefit is less than 10% of the initial Total Specified Amount when the Insured dies and the Rider is In Force, a residual Death Benefit of 10% of the initial Total Specified Amount minus any Indebtedness and partial surrenders will be paid. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
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1.	2% of Long-Term Care Specified Amount in effect; or
2.	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and Long-Term Care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the initial Total Specified Amount minus Indebtedness and partial surrenders.
A policy owner may request to receive a monthly benefit less than the maximum subject to a minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
The Long-Term Care Specified Amount, elected at issue, represents the maximum accumulation of long-term care benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Total Specified Amount and no more than the Total Specified Amount.
Decreases in the Total Specified Amount will result in a corresponding decrease in Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Availability
Subject to Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider is separate and distinct from underwriting and approval of the policy and Additional (Insurance) Protection Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional (Insurance) Protection Rider or that an Insured could qualify for the policy and Additional (Insurance) Protection Rider and still be declined for the Long-Term Care Rider. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded to the policy owner, see Right to Cancel (Examination Right).
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of Long-Term Care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Policy Guard Rider is invoked, the Rider is terminated by written request to the Service Center, or the policy is terminated.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
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Long-Term Care Rider Charge
A monthly Long-Term Care Rider Charge is deducted if this Rider is elected. The Long-Term Care Rider Charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of the Long-Term Care Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, the Net Amount At Risk is defined as the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide's expectations as to the Insured's potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge will be deducted proportionally from the Sub-Accounts and fixed investment options allocations. Because the Long-Term Care Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Note: Upon meeting the requirements for benefits under this Rider, the Long-Term Care Rider Charge will be waived for the duration of the Rider benefit payment period; however, all other monthly deductions will continue to be charged. Additionally, loans or partial surrenders will not be permitted while receiving benefits under the Rider. If the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being received under the Rider, the policy will not lapse and monthly deductions will be waived while the Rider benefit is being paid. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Insured is no longer receiving benefits associated with the Long-Term Care Rider, additional Premium may be necessary to prevent the policy from Lapsing. As a protection against unintentional lapse, the policy owner may designate at least one other person as an authorized representative who will receive the notice of lapse or termination of the policy for nonpayment of Premium, in addition to the policy owner.
Limitations
While receiving Rider benefits, the following are not permitted: loans, partial Surrenders, changes to the Total Specified Amount, changes in underwriting classification, rider additions, or changes in death benefit option.
The Rider does not provide a benefit for qualified long-term care services which result from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war; or preexisting conditions which were not disclosed in the application if the need for services begins during the first six months after the Long-Term Care Rider effective date.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while the Insured is receiving qualified long-term care services.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Policy Guard Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures, or until the Rider or policy is terminated by written request to the Service Center.
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This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide's expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide's underwriting approval, the Rider may be purchased at any time on or after the Insured's fifth birthday and before the policy anniversary on or following the date the Insured turns age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until the benefit has been paid, or until the Rider is terminated by written request to the Service Center.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide's expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options allocations. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide's underwriting approval, the policy owner may purchase this Rider at any time.
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
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Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires (unless a benefit is being paid under the Rider) or until the Rider is terminated by written request to the Service Center.
Interaction with the Deduction (of Fees and Expenses) Waiver Rider
This Rider cannot be elected if the Deduction (of Fees and Expenses) Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under that Rider is sufficient to keep the policy from Lapsing where as the benefit payable under the Premium Waiver Rider is not sufficient to keep the policy from Lapsing, see Deduction (of Fees and Expenses) Waiver Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide's expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and fixed investment options. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
1.	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
2.	The new Insured may be required to submit satisfactory evidence of insurability.
3.	The new Insured must satisfy Nationwide's underwriting requirements.
4.	The policy must be In Force and not be in a Grace Period at the time of the change.
5.	The new Insured must have been at least age 18 on the Policy Date.
6.	The policy owner must make written application to change the Insured to the Service Center.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income.
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The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional (Insurance) Protection Rider
The benefit associated with the Additional (Insurance) Protection Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional (Insurance) Protection Rider are payable to the beneficiary upon the Insured's death if the Additional (Insurance) Protection Rider is still In Force. The Additional (Insurance) Protection Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional (Insurance) Protection Rider.
Subject to Nationwide's underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional (Insurance) Protection Rider.
The Additional (Insurance) Protection Rider coverage terminates on the earliest of the following dates:
•	The date the Insured dies;
•	The Maturity Date of the base policy;
•	The date the Rider and/or base policy Lapse; or
•	The date the policy terminates for any reason.
The policy owner cannot extend the Additional (Insurance) Protection Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional (Insurance) Protection Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional (Insurance) Protection Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional (Insurance) Protection Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional (Insurance) Protection Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional (Insurance) Protection Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for Issue Ages under Attained Age 70, see Lapse.
Additional (Insurance) Protection Rider Charge
A monthly Additional (Insurance) Protection Rider Charge will be deducted if the Rider is elected. The Additional (Insurance) Protection Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be the elected Death Benefit option. The Additional (Insurance) Protection Rider cost of insurance rate is based on Nationwide's expectation as to the Insured's mortality and expense experience. The Additional (Insurance) Protection Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings.
The Additional (Insurance) Protection Rider Charge will be deducted proportionally from the Sub-Account and fixed investment options allocations. Because the Additional (Insurance) Protection Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
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Deduction (of Fees and Expenses) Waiver Rider
Subject to Nationwide's underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Deduction (of Fees and Expenses) Waiver Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) or until the Policy Guard Rider is invoked. Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Interaction with Premium Waiver Rider

This Rider cannot be elected if the Premium Waiver Rider is elected. During the first three years from the Policy Date, the benefit payable under this Rider appears to be the same as the benefit payable under the Premium Waiver Rider, i.e., both Riders credit amounts to the policy. However, the monthly credit under this Rider will be sufficient to keep the policy from Lapsing but only during the first three years from the Policy Date. The benefit under the Premium Waiver Rider is not guaranteed to be sufficient to keep the policy from Lapsing, see Premium Waiver Rider.
Deduction (of Fees and Expenses) Waiver Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide's expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and fixed investment options allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Wealth Guard Rider
The Wealth Guard Rider is designed to allow the policy owner to invest Premium in certain variable Sub-Accounts with protection from possible negative market performance. The Rider guarantees that the Cash Value will, at minimum, equal the Benefit Base on the Rider Maturity Date. If, on the Rider Maturity date, the policy's Cash Value is less than the Benefit Base, Nationwide will apply a credit, in the amount of the difference between the Benefit Base and the Cash Value on the Maturity Date, to the policy's Cash Value (the "Rider Benefit"). There is no Rider Benefit if: (i) the policy's Cash Value is
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greater than the Benefit Base on the Rider Maturity Date; (ii) the Insured dies before the Rider Maturity Date; or (iii) the policy Lapses or is terminated before the Rider Maturity Date. Additionally, there is a significant minimum premium requirement that must be met on the anniversary of each Policy Date in order to receive the highest possible Rider Benefit. If this minimum premium requirement is not met in a given year, the Benefit Base may be reduced for that year. Sub-Accounts are limited when the Rider is elected, see Wealth Guard Rider Available Investment Options.
There are two guarantee options available under the Wealth Guard Rider. The amount of the Rider Benefit will depend on which guarantee option is selected. The charge for the Rider will depend upon which guarantee option is selected (the policy owner can select only one of the available options, and cannot change the election after the policy has been issued). The two guarantee options available are as follows:
(1)	The 85/85 option. The 85/85 option guarantees a Benefit Base equal to the higher of (a) 85% of Premiums paid or (b) 85% of the policy's highest anniversary Cash Value; or
(2)	The 100/85 option. The 100/85 option guarantees a Benefit Base equal to the higher of (a) 100% of Premiums paid or (b) 85% of the policy's highest anniversary Cash Value.
Operationally, these options work the same way (i.e., they are subject to the same eligibility requirements and have the same Sub-Account restrictions). The only differences between the guarantee options are: (i) the percentage factor that will be applied to Premiums paid when determining the Benefit Base; and (ii) the amount charged for the level of guarantee.
Eligibility
The policy owner must meet or adhere to the following conditions in order to be eligible for the Rider:
Availability
The Wealth Guard Rider is only available for purchase at the time of application. The policy owner cannot revoke the Rider or change the selected guarantee option. The Rider cannot be terminated once elected but it will terminate: (i) if the underlying policy terminates; (ii) on the Rider Maturity Date; or (iii) when the Insured dies.
Minimum Rider Premium Requirement
The policy does not require payment of scheduled Premium to keep it In Force, see Premium Payments. However, if the Wealth Guard Rider is elected, the policy owner will need to meet the minimum premium requirements of the Rider to prevent the Benefit Base from potentially being reduced. The actual minimum Rider premium requirements vary by individual policy. Specific required minimum Rider premium amounts are shown on the Policy Data Pages. Note: Premiums paid under the Guaranteed Policy Continuation Provision may or may not be sufficient to meet the minimum premium required by the Rider. In addition, benefits paid pursuant to the Premium Waiver Rider may not be sufficient to meet the minimum premium requirement of the Wealth Guard Rider, but will be considered Premium for purposes of determining whether the minimum Rider premium requirement has been met.
Determining Whether the Minimum Rider Premium Requirement Has Been Met
On each Rider Valuation Date (excluding the Rider Maturity Date), Nationwide will compare the amount of Premium paid to date, less any partial surrenders, to the minimum premium required (as shown on the Policy Data Pages). The Rider Maturity Date is the date on which any Rider Benefit will be paid. The Rider Valuation Date is the date on which the Benefit Base (described below) is calculated. It occurs on the Policy Date, on each anniversary from the Policy Date on or before the Rider Maturity Date, and on the Rider Maturity Date.
Grace Period to meet Minimum Rider Premium Requirement
If the policy owner has not met the minimum premium requirement on the Rider Valuation Date, Nationwide will notify the policy owner. The policy owner will have a 61 day grace period during which he or she may submit additional Premium. (There is no grace period associated with the Rider Maturity Date). If enough Premium is paid during the grace period to meet the Rider's minimum premium requirement, the Benefit Base may not be reduced. If the policy owner does not pay enough Premium to meet the required minimum, the Benefit Base will be reduced. Reductions in the Benefit Base may result in a lower Rider Benefit being available upon the Rider Maturity Date. If the policy owner does not meet the minimum premium required in any given policy year, the Benefit Base may be reduced. Reductions cannot be made up in subsequent policy years by paying additional Premium. Failure to meet minimum premium amounts required by the Rider will not terminate the Rider or the policy, but could significantly reduce the Rider Benefit.
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Age Restrictions and Rider Duration
The maximum Issue Age for the Rider is age 55. The Rider Maturity Date is chosen at application subject to the minimum duration requirements. Once the maturity date is chosen, the policy owner will be permitted to extend it only with Nationwide's written consent. The policy owner will not be permitted to shorten the duration of the Rider. The policy owner will not be permitted to revoke the Rider.
Rider Duration
Issue Age	Minimum Maturity Period	Maximum Maturity Period
0-50	20 Years	(70 – Issue Age) Years
51-55	(70 – Issue Age) Years	(70 – Issue Age) Years
Minimum Base Policy Specified Amount
The policy owner must choose a Base Policy Specified Amount of at least $250,000 to elect the Rider. The policy owner will not be permitted to make changes to the policy that causes the Base Policy Specified Amount to go below $250,000.
IRS qualification as life insurance
The guideline premium/cash value corridor test must be used to test the policy for compliance with Code Section 7702. The cash value accumulation test may not be used which may impact the amount of Premium that can be paid into the policy, see The Minimum Required Death Benefit. The policy owner should discuss the potential ramifications of purchasing the policy using the guideline premium/cash value corridor test instead of the cash value accumulation test with a qualified tax advisor.
Determining the Benefit Base for the 85/85 Guarantee Option
The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:
(A)	is the Cash Value Amount; and
(B)	is the Return of Premium Amount.
Cash Value Amount
On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:
(1)	the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or
(2)	the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis, see In Summary: Fee Tables.
Return of Premium Amount
On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:
(1)	is the Return of Premium Amount on the preceding Rider Valuation Date;
(2)	is the 85% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;
(3)	is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and
(4)	is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero otherwise.
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Determining the Rider Benefit for the 85/85 Guarantee Option on the Rider Maturity Date
On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on Premium payments if the policy owner has not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:
(1)	the Cash Value Amount and the Return of Premium Amount are calculated;
(2)	the higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base;
(3)	the Cash Value is determined;
(4)	the Benefit Base is compared with the Cash Value;
(5a)	if the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; or
(5b)	if the Cash Value is greater than the Benefit Base, there is no Rider Benefit; and
(6)	the Rider terminates and all restrictions and fees associated with it will be removed.
Determining the Benefit Base for the 100/85 Guarantee Option
The Benefit Base is determined on each Rider Valuation Date and is calculated as the greater of (A) or (B) where:
(A)	is the Cash Value Amount; and
(B)	is the Return of Premium Amount.
Cash Value Amount
On the Policy Date, the Cash Value Amount is equal to zero. On each subsequent Rider Valuation Date, the Cash Value Amount is equal to the greater of:
(1)	the Cash Value of the policy on the current Rider Valuation Date multiplied by 85%; or
(2)	the Cash Value Amount on the preceding Rider Valuation Date reduced by the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date. If the Minimum Rider Premium Requirement has not been met, then the prior Cash Value Amount will also be reduced by the total of Monthly Deductions since the preceding Rider Valuation Date. Monthly Deductions are the periodic charges (other than underlying mutual fund operating expenses) that are deducted from Cash Value on a monthly basis, see In Summary: Fee Tables.
Return of Premium Amount
On the Policy Date, the Return of Premium Amount is zero. On each subsequent Rider Valuation Date, the Return of Premium Amount is equal to (1) plus (2) minus (3) minus (4), where:
(1)	is the Return of Premium Amount on the preceding Rider Valuation Date;
(2)	is the 100% Premium Percentage Factor multiplied by the amount of all premiums received between the current Rider Valuation Date and the preceding Rider Valuation Date;
(3)	is the amount of any partial surrenders taken between the current Rider Valuation Date and the preceding Rider Valuation Date; and
(4)	is the total of Monthly Deductions taken between the current Rider Valuation Date and the preceding Rider Valuation Date if the Minimum Rider Premium Requirement has not been met, and zero otherwise.
Determining the Rider Benefit for the 100/85 Guarantee Option on the Rider Maturity Date
On the Rider Maturity Date, the final Benefit Base calculation is performed and the Rider Benefit is calculated. Unlike the prior policy years, there is no opportunity to catch up on Premium payments if the policy owner has not met the minimum premium amount required by the Rider. The Rider Benefit is calculated as follows:
(1)	the Cash Value Amount and the Return of Premium Amount are calculated.
(2)	the higher of the Cash Value Amount and the Return of Premium Amount will be the Benefit Base.
(3)	the Cash Value is determined.
(4)	the Benefit Base is compared with the Cash Value.
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(5a)	if the Cash Value is less than the Benefit Base, the Rider Benefit will equal the difference between the Benefit Base and the Cash Value. The Rider Benefit will be credited to the Cash Value on the Rider Maturity Date; - or -
(5b)	if the Cash Value is greater than the Benefit Base, there is no Rider Benefit.
(6)	the Rider terminates and all restrictions and fees associated with it will be removed.
Charges
A monthly Wealth Guard Rider Charge is deducted if the Wealth Guard Rider is elected. The charge covers the risk Nationwide assumes if the policy sustains poor Investment Experience while the Rider is In Force. The Rider's charge varies depending upon the guarantee option elected:
Wealth Guard Option	Monthly Deduction*
Wealth Guard 85/85	$0.58 per $1,000 of Cash Value
Wealth Guard 100/85	$0.96 per $1,000 of Cash Value
*	The Rider charge is deducted monthly from the Cash Value and is taken proportionately from Sub-Account and fixed investment options allocations. Nationwide may raise the current charge for this Rider for either or both guarantee options after it has been issued. If the price is increased for existing issues of the Rider, Nationwide will notify the policy owner in writing. The maximum possible charge associated with the Rider is $1.25 per $1,000 of Cash Value.
The Wealth Guard Rider Charge will be deducted for as long as the Rider is In Force. The policy owner may not revoke the Rider after the policy has been issued. If the Deduction (of Fees and Expenses) Waiver Rider is invoked, the Wealth Guard Rider Charge will be waived. However, the minimum premium requirement associated with the Wealth Guard Rider will not be waived, see Special Considerations.
Because the Rider charge is deducted from Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Wealth Guard Rider Available Investment Options
Only certain Sub-Accounts are available with the Wealth Guard Rider. Nationwide selected the available Sub-Accounts on the basis of certain risk factors associated with each Sub-Account's investment objective. The Sub-Accounts not made available in conjunction with the Rider were excluded on the basis of similar risk considerations.
Election of the Wealth Guard Rider will not be effective unless Sub-Account allocation instructions are based on the list of available investment options. When the Wealth Guard Rider is elected, only the following investment options are available:
1.	the Fixed Account; and/or
2.	the Long Term Fixed Account (if available); and/or
3.	any combination of the Sub-Accounts listed below (hereafter, the "Wealth Guard investment options"):
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
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•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Allocations to Sub-Accounts other than those listed above are not permitted when the Rider is In Force. Certain Sub-Accounts may not be available depending upon when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. If instructions are received (current or future), to allocate among investment options not listed above, Nationwide will not process the request. The existing variable investment allocations will remain unchanged. Nationwide reserves the right to modify the list of Wealth Guard investment options upon written notice to policy owners.
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Special Considerations
•	The Wealth Guard Rider has no cash value until its Maturity Date.
•	There is no Rider Benefit if: (i) the policy's Cash Value is greater than the Benefit Base on the Rider Maturity Date; (ii) the insured dies before the Rider Maturity Date; or (iii) the policy Lapses or is terminated before the Rider Maturity Date. In addition, the Rider Benefit may be limited if allocations are substantially, and for an extended period of time, limited to the fixed account or a money market Sub-Account.
•	While there is no obligation to make Premium payments under the policy, failure to meet the minimum Rider premium requirements may significantly reduce the Benefit Base and, ultimately, the Rider Benefit.
•	Partial surrenders taken while the policy is In Force may reduce the Benefit Base.
•	There is no grace period to catch up on Premium payments on the Rider Maturity Date.
•	If the Long-Term Care Rider is elected in conjunction with the Wealth Guard Rider, the charge for the Wealth Guard Rider will continue to be deducted even when a claim is being paid out under the terms of the Long-Term Care Rider.
•	If the Premium Waiver Rider is invoked, the Premium amount credited to the policy under the terms of that Rider may not be enough to meet the minimum premium required by the Wealth Guard Rider. The minimum premium requirement of the Wealth Guard Rider is not waived if the Premium Waiver Rider is invoked. Therefore, if the credit received under the Premium Waiver Rider does not meet the minimum premium required by the Wealth Guard Rider, the Benefit Base may be reduced unless the policy owner makes up the difference. Premium paid pursuant to the Premium Waiver Rider is considered Premium for purposes of the Wealth Guard Rider.
•	The Deduction (of Fees and Expenses) Waiver Rider will cover the cost of the Wealth Guard Rider if the Deduction (of Fees and Expenses) Waiver Rider is invoked. However, the minimum premium requirement of the Wealth Guard Rider is not waived.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the free look period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Sub-Account Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard
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Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the fixed investment options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner's program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
1.	Payment type:
a.	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
b.	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first
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year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
2.	Illustration assumptions:
a.	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
b.	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
c.	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
1.	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
a.	the policy's cost basis is reduced to zero;
b.	a partial surrender within the first 15 policy years would be a taxable event;
c.	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.
3.	Programs will terminate on the earliest of the following:
a.	Nationwide's receipt at the Service Center of a written request to terminate participation;
b.	at the time the policy enters a Grace Period or terminates for any reason;
c.	at the time of a requested partial surrender or policy loan outside the program;
d.	upon a change of policy owner;
e.	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
f.	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
g.	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
h.	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Policy Guard Rider and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
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Policy Loans
After the expiration of the free look period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge,  and less 100% of the Adjusted Sales Load Life Insurance Rider forfeiture charge (if applicable). Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide deducts an amount equal to the policy loan from the policy's Cash Value. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Nationwide will only transfer amounts from the Long-Term Fixed Account if the Sub-Account and Fixed Account allocations are depleted.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the fixed investment options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.90% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will deduct an amount equal to the unpaid interest from the policy's Cash Value and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts deducted from the policy's Cash Value as unpaid interest charges will be deducted from the Sub-Accounts and the fixed investment options in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
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Indebtedness is considered a part of the policy's Cash Value, therefore, upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will deduct interest charged on Indebtedness from the policy's Cash Value, and credit interest earned on collateral to the Cash Value:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral and credited to the Cash Value will be less and in some cases, significantly less, than the interest charged against the Cash Value.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the fixed investment options in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise. If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account. Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted: 1) to exceed $500,000 in any 12-month period (determined on a rolling basis considering any loan repayment allocations during the 12 months prior to the Valuation Period during which we receive a loan repayment); and/or 2) if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, or, if elected, by invoking the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Period. The policy will not Lapse during the Guaranteed Policy Continuation Period if the policy owner pays the Policy Continuation Premium amount shown on the Policy Data Pages.
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Duration of the Guaranteed Policy Continuation Period
The Guaranteed Policy Continuation Period begins when Nationwide issues the policy. The duration of the Guaranteed Policy Continuation Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Age at Policy Issuance:	55 or younger	56 through 69	70 or older
Duration of Guaranteed Policy Continuation Period:	30 policy years or until the Insured reaches Attained Age 65, whichever comes first	10 policy years	five policy years
The Policy Continuation Premium required will vary by the Insured's sex, Issue Age, and underwriting class, any Substandard Ratings, the Total Specified Amount and any Riders elected.
If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Policy Continuation Premium may change. A change will result in reissued Policy Data Pages which will show the Policy Continuation Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Guaranteed Policy Continuation Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. This amount is equal to the lesser of three times the current monthly deductions, or the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable. If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may reinstate a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Guaranteed Policy Continuation Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
The effective date of a reinstated policy, including any reinstated Riders, will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the Surrender Charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
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The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner's written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions. Nationwide may also require the policy owner to return the policy. Nationwide may postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.  Notwithstanding anything to the contrary set forth in this prospectus, Nationwide currently accepts requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud.  Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice.  Contact the Service Center for current limitations and restrictions. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
1.	Mortality and Expense Risk Charge; plus
2.	Administrative Per Policy Charge and Underwriting and Distribution Charge; plus
3.	the monthly cost of any additional benefits provided by any Riders; plus
4.	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the fixed investment options.
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Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero and no greater than twice the Total Specified Amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test (for policies issused in New York, the cash value accumulation test is not available). If the cash value accumulation test is elected, the Policy Guard Rider is not available.
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Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage set out in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk is the same before the change and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
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Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, Nationwide will pay the Proceeds to the policy owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner's written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, at which time the Proceeds will be paid to the beneficiary. During this coverage extension, the policy owner will still be able to request partial surrenders, and if elected, the Long-Term Care Rider will remain in effect (though there will be no charge for it). The termination of some policy and/or Rider benefits will coincide with the policy's Maturity Date (unless the policy owner decides otherwise). The extension of coverage will either be for the Cash Value (as defined below) or for the Total Specified Amount (subject to the law of the state in which the policy owner lived at the time the policy was purchased), at the policy owner's choice.
If coverage is extended beyond the policy's Maturity Date, Nationwide will endorse the policy so that:
(1)	if extended for the Total Specified Amount, the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any partial surrenders;
(2)	no changes to the Base Policy Specified Amount and/or Total Specified Amount will be permitted (as they are the same);
(3)	no changes to the death benefit option will be allowed;
(4)	no additional Premium payments will be allowed;
(5)	no additional monthly periodic charges will be deducted; however, loan interest will continue to be charged on Indebtedness;
(6)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(7)	if coverage is extended for the policy's Cash Value, the policy's Death Benefit will become the Cash Value, regardless of the previous death benefit option choice;
(8)	if the Policy Guard Rider is in effect prior to the extension of coverage beyond the Maturity Date, the Total Specified Amount will continue to be defined as the adjusted Total Specified Amount; and
(9)	if the Additional (Insurance) Protection Rider is in effect, the extension of coverage beyond the Maturity Date will not apply to the Rider Specified Amount.
Note: Partial surrenders will affect the Base Policy Specified Amount (and thus Total Specified Amount) of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value prior to the partial surrender.
The coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
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The primary purpose of coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrendering the Policy; Maturity.
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness exists on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.
Payment of Policy Proceeds
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from the fixed investment options and/or on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units. Proceeds are paid from Nationwide's general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee's life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
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Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee's estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Interest Income Option
If the Interest Income Option is elected, Nationwide retains the Proceeds and credits the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually whether any interest in excess of 2.5% will be credited. The interest can be credited at the end of 12-, six, three, or one month intervals.
At any time, the policy owner can withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee's death, the remaining Proceeds and accumulated interest will be paid to the payee's estate.
Income for a Fixed Period Option
If the Income for a Fixed Period Option is elected, Nationwide retains the Proceeds and makes payments to the payee at specified intervals over a certain number of years, not to exceed 30. Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The payments can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee's death, the remaining Proceeds and accumulated interest will be paid to the payee's estate.
Fixed Income for Varying Periods Option
If the Fixed Income for Varying Periods Option is elected, Nationwide will retain the Proceeds and pay a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. Nationwide will credit interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be credited. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
At any time, the payee may withdraw any remaining Proceeds and accumulated interest by submitting a written request to the Service Center. Upon the payee's death, Nationwide will pay the remaining Proceeds and accumulated interest to the payee's estate.
Alternate Life Income Option
If the Alternate Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of the current individual immediate annuity purchase rate on the date of the individual immediate annuity is elected. The Proceeds can be paid at the end of 12-, six, three, or one month intervals. Since the payments are based on the payee's lifetime, the payee may not withdraw any amount designated to this option once payments begin. Payments will cease upon the payee's death. No payments will be made to the payee's estate.
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Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on five million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The American Taxpayer Relief Act ("ATRA") enacted on January 1, 2013, permanently provides for a maximum federal estate tax rate of 40% with an annually inflation adjusted $5 million exemption for estates of persons dying after December 31, 2012.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions. As with the estate tax, ATRA permanently provides for a GSTT tax rate of 40% with an annually inflation adjusted $5 million exemption.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
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Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductable. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding
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indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrendering the Policy; Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child)); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is
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generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period. The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner's basis in the policy (the investment in the contract reduced by the cost of insurance previously paid out of the cash value). Consequently, a sale may result in more gain than a surrender for the same amount.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Taxation of Death Benefits
Federal Income Tax
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).
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Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Terminal Illness
Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds, see Taxation of Death Benefits.
Long-Term Care Insurance
A long-term care rider issued with a life policy or one that is subsequently added to the policy is intended to meet the requirements of a qualified long-term care insurance contract as specified under Section 7702B of the Internal Revenue Code. Payments made under the qualified long-term care rider will generally be excluded from income under the Code.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
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The payment of LTC benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Special Considerations for Corporations
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
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Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is
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reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide's other assets and are not part of Nationwide's general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
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•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide's ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Sub-Account Information
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee, see Short-Term Trading Fees.
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a policy owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy's Cash Value. For policies with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For policies without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class A)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
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Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class

This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
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Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I

This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II

This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
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Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I

This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
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Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying PIMCO Funds
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
78

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB

This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2

This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the fixed investment options. In New York, Cash Value is the total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
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Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional (Insurance) Protection Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
81

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company P.O. Box 182835 Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-117998

The Best of America Next Generation® II FPVUL
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI'') contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2015 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2015.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum, which is 99% of first year premiums and 3% of renewal premium after the first year. Commission may also be paid on an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned cash value per year.
No underwriting commissions were paid to NISC for each of this Variable Account's last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 5.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday ("1980 CET").  Guaranteed cost of insurance rates for policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
3

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge Calculation
Surrender Charge Formula
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge (p) multiplied by the lesser of (a) or (b), where:
(p)	=	is the surrender charge percentage in the range 34% - 60% which varies by age, sex, and risk classification
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
Surrender Target Factor
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Age	Male	Female
0	3.28	2.48
1	3.31	2.51
2	3.43	2.60
3	3.56	2.70
4	3.70	2.80
5	3.85	2.90
6	4.01	3.02
7	4.18	3.14
8	4.36	3.27
9	4.56	3.40
10	4.77	3.55
11	4.99	3.70
12	5.22	3.86
13	5.45	4.03
14	5.70	4.21
15	5.94	4.39
16	6.18	4.58
17	6.41	4.77
18	5.34	4.30
19	5.53	4.48
20	5.72	4.66
Age	Male	Female
21	5.91	4.84
22	6.15	5.05
23	6.36	5.26
24	6.63	5.49
25	6.88	5.72
26	7.19	5.98
27	7.50	6.24
28	7.85	6.53
29	8.22	6.84
30	8.61	7.15
31	9.02	7.49
32	9.47	7.85
33	9.94	8.22
34	10.43	8.61
35	10.95	9.03
36	11.51	9.48
37	12.11	9.94
38	12.73	10.43
39	13.39	10.95
40	14.09	11.49
41	14.83	12.06
Age	Male	Female
42	15.62	12.66
43	16.44	13.29
44	17.32	13.96
45	18.26	14.66
46	19.25	15.40
47	20.23	16.18
48	21.34	17.01
49	22.46	17.89
50	23.72	18.83
51	24.98	19.82
52	26.41	20.87
53	27.83	21.98
54	29.45	23.16
55	31.06	24.41
56	32.89	25.75
57	34.71	27.13
58	36.79	28.66
59	38.89	30.26
60	41.26	32.04
61	43.66	33.90
62	46.37	35.95
4

Age	Male	Female
63	49.13	38.11
64	52.23	40.48
65	55.37	42.95
66	58.91	45.66
67	62.52	48.52
68	66.58	51.68
69	70.79	55.07
70	75.49	58.83
Age	Male	Female
71	80.38	62.89
72	85.83	67.39
73	91.44	72.19
74	95.50	77.46
75	98.50	83.07
76	105.65	89.20
77	113.00	95.84
78	119.00	103.05
Age	Male	Female
79	127.00	104.50
80	137.00	112.00
81	137.00	112.00
82	137.00	112.00
83	137.00	112.00
84	137.00	112.00
85	137.00	112.00
Administrative Target Factor
Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
0	8.00	6.00	4.00	4.00	4.00
1	8.00	6.00	4.00	4.00	4.00
2	8.00	6.00	4.00	4.00	4.00
3	8.00	6.00	4.00	4.00	4.00
4	8.00	6.00	4.00	4.00	4.00
5	8.00	6.00	4.00	4.00	4.00
6	8.00	6.00	4.00	4.00	4.00
7	8.00	6.00	4.00	4.00	4.00
8	8.00	6.00	4.00	4.00	4.00
9	8.00	6.00	4.00	4.00	4.00
10	8.00	6.00	4.00	4.00	4.00
11	8.00	6.00	4.00	4.00	4.00
12	8.00	6.00	4.00	4.00	4.00
13	8.00	6.00	4.00	4.00	4.00
14	8.00	6.00	4.00	4.00	4.00
15	8.00	6.00	4.00	4.00	4.00
16	8.00	6.00	4.00	4.00	4.00
17	8.00	6.00	4.00	4.00	4.00
18	8.00	6.00	4.00	4.00	4.00
19	8.00	6.00	4.00	4.00	4.00
20	8.00	6.00	4.00	4.00	4.00
21	8.00	6.00	4.00	4.00	4.00
22	8.00	6.00	4.00	4.00	4.00
23	8.00	6.00	4.00	4.00	4.00
24	8.00	6.00	4.00	4.00	4.00
25	8.00	6.00	4.00	4.00	4.00
26	8.05	6.15	4.05	4.05	4.05
27	8.10	6.30	4.10	4.10	4.10
28	8.15	6.45	4.15	4.15	4.15
29	8.20	6.60	4.20	4.20	4.20
30	8.25	6.75	4.25	4.25	4.25
31	8.30	6.90	4.30	4.30	4.30
32	8.35	7.05	4.35	4.35	4.35
33	8.40	7.20	4.40	4.40	4.40
34	8.45	7.35	4.45	4.45	4.45
35	8.50	7.50	4.50	4.50	4.50
36	8.50	7.50	4.55	4.55	4.55
37	8.50	7.50	4.60	4.60	4.60
38	8.50	7.50	4.65	4.65	4.65
39	8.50	7.50	4.70	4.70	4.70
40	8.50	7.50	4.75	4.75	4.75
41	8.50	7.50	4.80	4.80	4.80
42	8.50	7.50	4.85	4.85	4.85
Issue Age	Band 1	Band 2	Band 3	Band 4	Band 5
43	8.50	7.50	4.90	4.90	4.90
44	8.50	7.50	4.95	4.95	4.95
45	8.50	7.50	5.00	5.00	5.00
46	8.50	7.50	5.00	5.00	5.00
47	8.50	7.50	5.00	5.00	5.00
48	8.50	7.50	5.00	5.00	5.00
49	8.50	7.50	5.00	5.00	5.00
50	8.50	7.50	5.00	5.00	5.00
51	8.50	7.50	5.00	5.00	5.00
52	8.50	7.50	5.00	5.00	5.00
53	8.50	7.50	5.00	5.00	5.00
54	8.50	7.50	5.00	5.00	5.00
55	8.50	7.50	5.00	5.00	5.00
56	8.50	7.50	5.00	5.00	5.00
57	8.50	7.50	5.00	5.00	5.00
58	8.50	7.50	5.00	5.00	5.00
59	8.50	7.50	5.00	5.00	5.00
60	8.50	7.50	5.00	5.00	5.00
61	8.50	7.50	5.00	5.00	5.00
62	8.50	7.50	5.00	5.00	5.00
63	8.50	7.50	5.00	5.00	5.00
64	8.50	7.50	5.00	5.00	5.00
65	8.50	7.50	5.00	5.00	5.00
66	8.53	7.60	5.15	5.15	5.15
67	8.55	7.70	5.30	5.30	5.30
68	8.58	7.80	5.45	5.45	5.45
69	8.60	7.90	5.60	5.60	5.60
70	8.63	8.00	5.75	5.75	5.75
71	8.65	8.10	5.90	5.90	5.90
72	8.68	8.20	6.05	6.05	6.05
73	8.70	8.30	6.20	6.20	6.20
74	8.73	8.40	6.35	6.35	6.35
75	8.75	8.50	6.50	6.50	6.50
76	8.50	8.55	6.65	6.65	6.65
77	8.50	8.60	6.80	6.80	6.80
78	8.50	8.65	6.95	6.95	6.95
79	8.50	8.70	7.10	7.10	7.10
80	8.50	8.75	7.25	7.25	7.25
81	8.50	8.80	7.40	7.40	7.40
82	8.50	8.85	7.55	7.55	7.55
83	8.50	8.90	7.70	7.70	7.70
84	8.50	8.95	7.85	7.85	7.85
85	9.00	9.00	8.00	8.00	8.00
5

Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
6

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of Insured	Percentage of Cash Value
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
Attained Age of Insured	Percentage of Cash Value
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99	100%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%
Policy Year	Percentage of Cash Value
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
Policy Year	Percentage of Cash Value
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
7

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,478 shares (cost $110,924)	$111,266
VP Inflation Protection Fund - Class I (ACVIP1)
176,946 shares (cost $1,892,106)	1,845,548
Global Allocation V.I. Fund - Class I (BRVGA1)
43,526 shares (cost $743,344)	706,430
Global Allocation V.I. Fund - Class II (MLVGA2)
266,663 shares (cost $4,369,901)	4,314,605
VIP Small Cap Value Series: Service Class (DWVSVS)
8,195 shares (cost $321,169)	328,459
VA Global Bond Portfolio (DFVGB)
6,861 shares (cost $74,189)	73,481
VA International Small Portfolio (DFVIS)
2,204 shares (cost $27,226)	24,373
VA International Value Portfolio (DFVIV)
3,237 shares (cost $40,560)	37,973
VA Short-Term Fixed Portfolio (DFVSTF)
534 shares (cost $5,451)	5,435
VA U.S. Large Value Portfolio (DFVULV)
9,614 shares (cost $210,080)	220,840
VA U.S. Targeted Value Portfolio (DFVUTV)
2,315 shares (cost $40,064)	42,248
Stock Index Fund, Inc. - Initial Shares (DSIF)
116,440 shares (cost $3,873,479)	5,238,632
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
9,876 shares (cost $162,132)	162,753
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
6,418 shares (cost $49,281)	47,946
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
26,741 shares (cost $515,029)	496,309
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,868 shares (cost $32,381)	33,904
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
184,040 shares (cost $752,565)	1,063,753
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
25,866 shares (cost $334,773)	318,156
Forty Portfolio: Service Shares (JACAS)
55,983 shares (cost $2,047,681)	2,195,112
Global Technology Portfolio: Service Shares (JAGTS)
127,996 shares (cost $1,047,320)	1,095,644
Overseas Portfolio: Service Shares (JAIGS)
74,674 shares (cost $2,860,505)	2,355,951
Investors Growth Stock Series - Initial Class (MIGIC)
62,345 shares (cost $655,815)	1,000,016
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
10,894 shares (cost $239,141)	236,728
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
26,139 shares (cost $487,521)	426,582
Value Series - Initial Class (MVFIC)
331,163 shares (cost $4,600,361)	6,735,854
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
47,472 shares (cost $944,584)	1,017,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Core Plus Fixed Income Portfolio - Class I (MSVFI)
50,989 shares (cost $524,899)	$544,566
NVIT International Index Fund Class I (NVIX)
4,978 shares (cost $46,946)	44,902
NVIT Bond Index Fund Class I (NVBX)
3,333 shares (cost $36,149)	35,631
NVIT Cardinal Managed Growth Class I (NCPG)
19 shares (cost $206)	197
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
3,024 shares (cost $32,402)	31,451
NVIT Investor Destinations Managed Growth Class I (IDPG)
16 shares (cost $171)	167
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
134 shares (cost $1,447)	1,424
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
315,876 shares (cost $4,856,648)	6,052,193
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
165,233 shares (cost $3,233,241)	4,114,305
American Funds NVIT Bond Fund - Class II (GVABD2)
65,317 shares (cost $728,251)	753,103
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
82,730 shares (cost $2,011,459)	2,546,438
American Funds NVIT Growth Fund - Class II (GVAGR2)
48,615 shares (cost $2,740,287)	4,086,084
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
25,906 shares (cost $983,516)	1,529,206
Federated NVIT High Income Bond Fund - Class I (HIBF)
339,583 shares (cost $2,363,627)	2,258,229
NVIT Emerging Markets Fund - Class I (GEM)
224,630 shares (cost $2,575,555)	2,473,175
NVIT International Equity Fund - Class I (GIG)
42,488 shares (cost $458,065)	437,631
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
43,932 shares (cost $350,271)	448,985
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
129,191 shares (cost $1,226,072)	1,311,291
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
208,226 shares (cost $2,013,539)	3,437,803
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
331,281 shares (cost $3,245,829)	3,610,964
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
134,193 shares (cost $1,460,497)	1,592,875
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
349,265 shares (cost $3,852,598)	4,219,126
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
54,831 shares (cost $589,461)	583,951
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
695,821 shares (cost $7,397,796)	8,370,725
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,611,065 shares (cost $16,358,837)	17,915,045
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
59,399 shares (cost $647,059)	680,713
NVIT Core Bond Fund - Class I (NVCBD1)
69,508 shares (cost $757,589)	759,029
NVIT Core Plus Bond Fund - Class I (NVLCP1)
10,688 shares (cost $124,056)	122,382
NVIT Nationwide Fund - Class I (TRF)
189,167 shares (cost $1,544,401)	2,765,621
NVIT Government Bond Fund - Class I (GBF)
266,529 shares (cost $3,104,089)	2,950,481

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

American Century NVIT Growth Fund - Class I (CAF)
5,158 shares (cost $95,836)	$115,078
NVIT International Index Fund - Class II (GVIX2)
60,034 shares (cost $588,380)	540,309
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
671,081 shares (cost $6,229,481)	8,677,084
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,275 shares (cost $740,043)	824,157
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
25,902 shares (cost $398,969)	461,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
100,715 shares (cost $1,057,303)	1,050,458
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,037,761 shares (cost $20,634,399)	27,224,491
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,283,060 shares (cost $33,309,425)	45,536,048
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
135,845 shares (cost $1,435,356)	1,616,554
NVIT Mid Cap Index Fund - Class I (MCIF)
131,057 shares (cost $2,834,574)	3,288,230
NVIT Money Market Fund - Class I (SAM)
6,384,122 shares (cost $6,384,122)	6,384,122
NVIT Money Market Fund - Class V (SAM5)
394,041 shares (cost $394,041)	394,041
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
211,865 shares (cost $2,550,808)	2,349,579
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
127,557 shares (cost $1,432,727)	1,285,777
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
329,129 shares (cost $3,370,705)	4,420,198
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
170,961 shares (cost $1,731,074)	2,015,631
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
251,622 shares (cost $2,587,967)	3,165,409
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,702 shares (cost $90,210)	79,145
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
244,104 shares (cost $2,629,907)	2,890,187
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
72,891 shares (cost $1,383,537)	1,529,246
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
75,742 shares (cost $952,428)	1,201,269
NVIT Multi-Manager Small Company Fund - Class I (SCF)
94,811 shares (cost $1,611,393)	2,223,315
NVIT Multi-Sector Bond Fund - Class I (MSBF)
268,738 shares (cost $2,397,292)	2,450,888
NVIT Short Term Bond Fund - Class I (NVSTB1)
8,187 shares (cost $86,161)	85,227
NVIT Short Term Bond Fund - Class II (NVSTB2)
69,670 shares (cost $725,710)	722,482
NVIT Large Cap Growth Fund - Class I (NVOLG1)
676,827 shares (cost $11,354,175)	15,391,043
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
23,413 shares (cost $285,623)	301,556
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
12,473 shares (cost $188,451)	192,584
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
9,264 shares (cost $162,587)	164,617
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
9,501 shares (cost $99,843)	98,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
94,403 shares (cost $1,173,226)	$1,257,450
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
45,880 shares (cost $600,710)	633,601
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
15,195 shares (cost $178,028)	180,063
Templeton NVIT International Value Fund - Class III (NVTIV3)
176,896 shares (cost $2,249,885)	2,145,746
Invesco NVIT Comstock Value Fund - Class I (EIF)
215,093 shares (cost $2,107,388)	3,574,838
NVIT Real Estate Fund - Class I (NVRE1)
577,280 shares (cost $5,294,363)	4,889,565
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
1,559 shares (cost $18,817)	18,110
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
9,170 shares (cost $105,332)	104,632
NVIT Small Cap Index Fund Class II (NVSIX2)
10,968 shares (cost $150,118)	152,010
NVIT S&P 500 Index Fund Class I (GVEX1)
80,729 shares (cost $1,059,125)	1,155,235
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,586 shares (cost $42,843)	41,920
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
12,191 shares (cost $141,160)	142,882
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
5,899 shares (cost $70,636)	70,549
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
85,864 shares (cost $1,650,797)	1,884,718
VP Inflation Protection Fund - Class II (ACVIP2)
285,312 shares (cost $3,201,910)	2,964,387
VP Mid Cap Value Fund - Class I (ACVMV1)
139,624 shares (cost $2,147,238)	2,770,138
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
195,692 shares (cost $2,503,469)	3,600,737
Appreciation Portfolio - Initial Shares (DCAP)
35,645 shares (cost $1,429,973)	1,764,790
Quality Bond Fund II - Primary Shares (FQB)
141,761 shares (cost $1,610,395)	1,618,906
VIP Energy Portfolio - Service Class 2 (FNRS2)
151,140 shares (cost $3,224,261)	3,078,727
VIP Equity-Income Portfolio - Service Class (FEIS)
189,520 shares (cost $3,638,043)	4,582,604
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
78,817 shares (cost $858,026)	979,692
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
211,221 shares (cost $2,283,559)	2,690,954
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
229,261 shares (cost $2,519,311)	2,978,097
VIP Growth Portfolio - Service Class (FGS)
48,027 shares (cost $2,229,079)	3,041,054
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
386,557 shares (cost $4,947,368)	4,893,813
VIP Mid Cap Portfolio - Service Class (FMCS)
229,950 shares (cost $6,622,291)	8,609,340
VIP Overseas Portfolio - Service Class R (FOSR)
114,509 shares (cost $1,871,979)	2,128,723
VIP Value Strategies Portfolio - Service Class (FVSS)
16,543 shares (cost $168,473)	250,798
Franklin Income Securities Fund - Class 2 (FTVIS2)
154,063 shares (cost $2,406,879)	2,465,003

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Rising Dividends Securities Fund - Class 1 (FTVRDI)
85,522 shares (cost $1,708,029)	$2,534,013
Small Cap Value Securities Fund - Class 1 (FTVSVI)
219,724 shares (cost $3,181,206)	5,011,904
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
155,165 shares (cost $1,536,123)	1,427,517
Templeton Foreign Securities Fund - Class 2 (TIF2)
128,546 shares (cost $2,246,297)	1,934,612
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
169,941 shares (cost $3,183,012)	3,057,230
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
187,596 shares (cost $1,334,882)	1,391,964
Short Duration Bond Portfolio - I Class Shares (AMTB)
118,308 shares (cost $1,285,633)	1,261,164
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
12,670 shares (cost $166,442)	227,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
46,164 shares (cost $698,171)	1,102,386
Global Securities Fund/VA - Non-Service Shares (OVGS)
92,645 shares (cost $3,783,396)	3,659,469
International Growth Fund/VA - Non-Service Shares (OVIG)
9,337 shares (cost $22,011)	21,568
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
129,117 shares (cost $2,400,856)	4,339,638
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
82,456 shares (cost $1,716,705)	2,190,036
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
70,009 shares (cost $392,851)	371,046
All Asset Portfolio - Administrative Class (PMVAAA)
37,831 shares (cost $422,598)	391,928
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
5,707 shares (cost $33,459)	27,734
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
77,378 shares (cost $847,922)	814,791
Low Duration Portfolio - Administrative Class (PMVLDA)
263,717 shares (cost $2,823,624)	2,790,124
Total Return Portfolio - Administrative Class (PMVTRA)
100,088 shares (cost $1,131,922)	1,120,987
VT Growth & Income Fund: Class IB (PVGIB)
587 shares (cost $8,556)	15,325
VT Voyager Fund: Class IB (PVTVB)
52 shares (cost $2,011)	2,877
VI American Franchise Fund - Series I Shares (ACEG)
11,730 shares (cost $494,962)	643,747
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
1,178 shares (cost $18,062)	16,557
Variable Fund - Multi-Hedge Strategies (RVARS)
54,739 shares (cost $1,249,699)	1,303,327
T. Rowe Price Health Sciences Portfolio (TRHSP)
12,070 shares (cost $406,705)	451,401
Health Sciences Portfolio - II (TRHS2)
116,925 shares (cost $3,276,463)	4,238,528
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
50,998 shares (cost $1,571,146)	1,293,820
Variable Insurance Portfolios - Asset Strategy (WRASP)
530,960 shares (cost $5,606,521)	5,770,629
Variable Insurance Portfolios - Balanced (WRBP)
535 shares (cost $5,045)	5,454
Variable Insurance Portfolios - Bond (WRBDP)
423 shares (cost $2,364)	2,258

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Core Equity (WRCEP)
333 shares (cost $4,120)	$4,720
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
274 shares (cost $1,419)	1,293
Variable Insurance Portfolios - Growth (WRGP)
391 shares (cost $4,165)	4,729
Variable Insurance Portfolios - High Income (WRHIP)
271,963 shares (cost $1,080,560)	1,047,219
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
35,729 shares (cost $356,748)	387,467
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,154 shares (cost $6,114)	6,609
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
743 shares (cost $4,417)	4,561
Variable Insurance Portfolios - Science and Technology (WRSTP)
141 shares (cost $2,950)	3,531
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
153 shares (cost $1,639)	1,859
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
57,259 shares (cost $523,086)	570,300

Total Investments	$354,613,186

Accounts Receivable-American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,140
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	8,563
Accounts Receivable-VA Short-Term Fixed Portfolio (DFVSTF)	4
Accounts Receivable-Variable Insurance Portfolios - Balanced (WRBP)	2
Accounts Receivable-Variable Insurance Portfolios - Global Natural Resources (WRGNR)	1
Accounts Receivable-Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	5
Accounts Receivable-Variable Insurance Portfolios - Small Cap Growth (WRSCP)	9
Accounts Receivable-VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	6
Accounts Receivable-VP Mid Cap Value Fund - Class I (ACVMV1)	1,030

Accounts Payable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	(399)
Accounts Payable-NVIT Cardinal Managed Growth Class I (NCPG)	(5)
Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(431)
Accounts Payable-NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(3)
Accounts Payable-NVIT Investor Destinations Managed Growth Class I (IDPG)	(5)
Accounts Payable-NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	(636)
Accounts Payable-NVIT Short Term Bond Fund - Class II (NVSTB2)	(1,165)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(8)
Accounts Payable-Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(5)
Accounts Payable-Variable Insurance Portfolios - Science and Technology (WRSTP)	(7)
Accounts Payable-Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(1,258)
Accounts Payable-VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	(2,490)
Accounts Payable-VT Voyager Fund: Class IB (PVTVB)	(6)
Other Accounts Payable	(9,279)

$354,611,249

Contract Owners’ Equity:
Accumulation units	354,611,249

Total Contract Owners’ Equity (note 8)	$354,611,249

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$5,782,509	573	19,087	14,949	89,653	982	1,540	491

Net investment income (loss)	5,782,509	573	19,087	14,949	89,653	982	1,540	491

Realized gain (loss) on investments	16,821,114	515	(7,419)	7,083	50,642	8,633	(37)	67
Change in unrealized gain (loss) on investments	(18,056,477)	(440)	(35,369)	(64,831)	(387,892)	(8,297)	(35)	(2,896)

Net gain (loss) on investments	(1,235,363)	75	(42,788)	(57,748)	(337,250)	336	(72)	(2,829)

Reinvested capital gains	13,363,232	3,961	17,770	51,439	333,390	25,005	115	492

Net increase (decrease) in contract owners’ equity resulting from operations	$17,910,378	4,609	(5,931)	8,640	85,793	26,323	1,583	(1,846)

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$1,386	9	3,954	344	85,450	4,923	1,449	19,575

Net investment income (loss)	1,386	9	3,954	344	85,450	4,923	1,449	19,575

Realized gain (loss) on investments	160	(1)	290	162	149,458	1,398	(126)	69
Change in unrealized gain (loss) on investments	(3,072)	(8)	8,647	(1,063)	328,330	(3,582)	120	(12,840)

Net gain (loss) on investments	(2,912)	(9)	8,937	(901)	477,788	(2,184)	(6)	(12,771)

Reinvested capital gains	-	3	3,947	1,816	53,291	-	41	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,526)	3	16,838	1,259	616,529	2,739	1,484	6,804

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MIGIC	MVIVIC
Reinvested dividends	$12	-	-	666	-	159,165	5,080	4,445

Net investment income (loss)	12	-	-	666	-	159,165	5,080	4,445

Realized gain (loss) on investments	434	30,670	(775)	51,454	96,169	(54,823)	36,581	9,042
Change in unrealized gain (loss) on investments	1,217	51,654	(16,618)	(533,675)	(60,826)	(629,720)	9,772	(10,566)

Net gain (loss) on investments	1,651	82,324	(17,393)	(482,221)	35,343	(684,543)	46,353	(1,524)

Reinvested capital gains	272	-	17,825	657,379	51,400	195,960	54,564	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,935	82,324	432	175,824	86,743	(329,418)	105,997	2,921

Investment Activity:	MNDIC	MVFIC	MVIVSC	MSVFI	NVIX	NVBX	NCPG	NCPGI
Reinvested dividends	$-	99,988	17,825	17,623	847	795	5	782

Net investment income (loss)	-	99,988	17,825	17,623	847	795	5	782

Realized gain (loss) on investments	1,860	529,311	33,825	13,988	418	2	-	(20)
Change in unrealized gain (loss) on investments	(116,817)	(163,779)	(43,936)	10,073	(2,044)	(518)	(9)	(951)

Net gain (loss) on investments	(114,957)	365,532	(10,111)	24,061	(1,626)	(516)	(9)	(971)

Reinvested capital gains	84,221	202,305	-	-	-	-	3	470

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,736)	667,825	7,714	41,684	(779)	279	(1)	281

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	IDPG	IDPGI	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$2	20	117,709	39,366	10,131	17,722	18,196	12,472

Net investment income (loss)	2	20	117,709	39,366	10,131	17,722	18,196	12,472

Realized gain (loss) on investments	-	(4)	207,467	136,211	21,243	61,209	203,967	100,250
Change in unrealized gain (loss) on investments	(4)	(23)	(258,820)	17,616	1,222	(35,790)	89,140	16,466

Net gain (loss) on investments	(4)	(27)	(51,353)	153,827	22,465	25,419	293,107	116,716

Reinvested capital gains	-	-	639,736	6,471	7,207	-	-	14,277

Net increase (decrease) in contract owners’ equity resulting from operations	$(2)	(7)	706,092	199,664	39,803	43,141	311,303	143,465

Investment Activity:	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$90,873	22,980	8,514	20,409	11,704	29,156	77,583	37,050

Net investment income (loss)	90,873	22,980	8,514	20,409	11,704	29,156	77,583	37,050

Realized gain (loss) on investments	(2,609)	25,966	2,327	53,027	53,288	130,017	255,545	35,626
Change in unrealized gain (loss) on investments	(105,397)	(102,379)	(20,435)	(67,179)	(183,527)	166,984	(323,298)	(45,387)

Net gain (loss) on investments	(108,006)	(76,413)	(18,108)	(14,152)	(130,239)	297,001	(67,753)	(9,761)

Reinvested capital gains	-	-	-	-	202,306	-	175,494	36,636

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,133)	(53,433)	(9,594)	6,257	83,771	326,157	185,324	63,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$113,767	13,238	205,713	453,326	16,767	21,024	3,073	31,344

Net investment income (loss)	113,767	13,238	205,713	453,326	16,767	21,024	3,073	31,344

Realized gain (loss) on investments	208,252	47,612	255,328	1,432,958	22,260	6,574	(874)	157,159
Change in unrealized gain (loss) on investments	(262,380)	(45,932)	(287,955)	(2,552,137)	(27,879)	9,382	3,999	118,230

Net gain (loss) on investments	(54,128)	1,680	(32,627)	(1,119,179)	(5,619)	15,956	3,125	275,389

Reinvested capital gains	145,611	17,178	194,062	1,480,968	18,017	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$205,250	32,096	367,148	815,115	29,165	36,980	6,198	306,733

Investment Activity:	GBF	CAF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$57,242	394	10,641	143,577	13,677	7,865	19,381	459,778

Net investment income (loss)	57,242	394	10,641	143,577	13,677	7,865	19,381	459,778

Realized gain (loss) on investments	(49,451)	46,643	1,097	731,335	7,296	18,035	41,578	398,742
Change in unrealized gain (loss) on investments	120,506	(35,752)	(48,071)	(425,259)	7,767	(9,722)	(50,040)	470,879

Net gain (loss) on investments	71,055	10,891	(46,974)	306,076	15,063	8,313	(8,462)	869,621

Reinvested capital gains	-	-	-	-	2,676	6,346	34,032	-

Net increase (decrease) in contract owners’ equity resulting from operations	$128,297	11,285	(36,333)	449,653	31,416	22,524	44,951	1,329,399

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1
Reinvested dividends	$772,136	28,992	33,677	1	26,755	23,773	21,227	24,406

Net investment income (loss)	772,136	28,992	33,677	1	26,755	23,773	21,227	24,406

Realized gain (loss) on investments	2,167,306	40,505	265,372	-	(7,844)	2,455	106,033	274,296
Change in unrealized gain (loss) on investments	(699,211)	(25,796)	(178,048)	-	(201,228)	(146,950)	(6,956)	(274,189)

Net gain (loss) on investments	1,468,095	14,709	87,324	-	(209,072)	(144,495)	99,077	107

Reinvested capital gains	-	31,148	163,304	-	131,516	-	294,109	192,992

Net increase (decrease) in contract owners’ equity resulting from operations	$2,240,231	74,849	284,305	1	(50,801)	(120,722)	414,413	217,505

Investment Activity:	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1
Reinvested dividends	$-	1,182	38,470	-	6,581	3,736	76,831	857

Net investment income (loss)	-	1,182	38,470	-	6,581	3,736	76,831	857

Realized gain (loss) on investments	196,795	4,302	117,783	76,864	279,399	126,932	34,788	(2)
Change in unrealized gain (loss) on investments	(457,958)	(13,330)	(364,726)	(255,164)	(331,075)	(452,148)	(19,682)	(423)

Net gain (loss) on investments	(261,163)	(9,028)	(246,943)	(178,300)	(51,676)	(325,216)	15,106	(425)

Reinvested capital gains	384,349	17,033	629,184	212,527	119,867	338,641	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$123,186	9,187	420,711	34,227	74,772	17,161	91,937	432

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP
Reinvested dividends	$6,833	109,102	5,246	3,410	3,005	1,608	22,464	11,318

Net investment income (loss)	6,833	109,102	5,246	3,410	3,005	1,608	22,464	11,318

Realized gain (loss) on investments	2,908	560,849	8,310	1,095	5,280	19	5,886	18,457
Change in unrealized gain (loss) on investments	(6,475)	(960,985)	(2,646)	1,190	(4,105)	(1,170)	21,361	(4,118)

Net gain (loss) on investments	(3,567)	(400,136)	5,664	2,285	1,175	(1,151)	27,247	14,339

Reinvested capital gains	-	1,557,918	-	634	2,157	1,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,266	1,266,884	10,910	6,329	6,337	2,449	49,711	25,657

Investment Activity:	NVDMCP	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1
Reinvested dividends	$3,515	86,356	60,945	132,731	322	1,486	1,401	20,073

Net investment income (loss)	3,515	86,356	60,945	132,731	322	1,486	1,401	20,073

Realized gain (loss) on investments	462	37,102	187,166	26,026	35	1,075	3,959	8,284
Change in unrealized gain (loss) on investments	281	(410,687)	56,909	(170,268)	(707)	(2,316)	(3,540)	72,157

Net gain (loss) on investments	743	(373,585)	244,075	(144,242)	(672)	(1,241)	419	80,441

Reinvested capital gains	3,221	91,602	-	1,122,791	539	945	5,642	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,479	(195,627)	305,020	1,111,280	189	1,190	7,462	100,514

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOTB3	NOTG3	NOTMG3	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP
Reinvested dividends	$444	1,423	805	11,244	35,613	31,015	20,155	33,742

Net investment income (loss)	444	1,423	805	11,244	35,613	31,015	20,155	33,742

Realized gain (loss) on investments	726	319	316	57,660	(51,501)	159,566	225,090	109,023
Change in unrealized gain (loss) on investments	(1,055)	(211)	(969)	(106,302)	9,771	44,126	(270,613)	(50,056)

Net gain (loss) on investments	(329)	108	(653)	(48,642)	(41,730)	203,692	(45,523)	58,967

Reinvested capital gains	315	-	825	185,457	60,462	165,850	191,419	49,683

Net increase (decrease) in contract owners’ equity resulting from operations	$430	1,531	977	148,059	54,345	400,557	166,051	142,392

Investment Activity:	FQB	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$61,790	24,493	125,528	15,008	42,408	43,563	2,882	105,270

Net investment income (loss)	61,790	24,493	125,528	15,008	42,408	43,563	2,882	105,270

Realized gain (loss) on investments	6,588	300,385	139,112	16,067	174,659	117,062	198,770	(4,816)
Change in unrealized gain (loss) on investments	(8,056)	(841,109)	34,393	(4,464)	(132,523)	(81,754)	97,571	151,424

Net gain (loss) on investments	(1,468)	(540,724)	173,505	11,603	42,136	35,308	296,341	146,608

Reinvested capital gains	-	50,099	62,467	15,343	49,002	55,982	-	1,797

Net increase (decrease) in contract owners’ equity resulting from operations	$60,322	(466,132)	361,500	41,954	133,546	134,853	299,223	253,675

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2
Reinvested dividends	$13,715	28,354	2,312	187,264	37,021	42,036	23,415	40,067

Net investment income (loss)	13,715	28,354	2,312	187,264	37,021	42,036	23,415	40,067

Realized gain (loss) on investments	258,590	81,585	16,525	273,913	143,353	240,143	2,143	(4,410)
Change in unrealized gain (loss) on investments	40,602	(309,268)	(3,585)	(235,700)	(27,982)	(602,420)	(108,606)	(311,685)

Net gain (loss) on investments	299,192	(227,683)	12,940	38,213	115,371	(362,277)	(106,463)	(316,095)

Reinvested capital gains	199,627	586	-	-	45,885	365,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$512,534	(198,743)	15,252	225,477	198,277	45,470	(83,048)	(276,028)

Investment Activity:	FTVGI2	FTVFA2	AMTB	AMFAS	AMSRS	OVGS	OVIG	OVGI
Reinvested dividends	$158,546	38,950	21,939	-	3,773	42,229	1	33,961

Net investment income (loss)	158,546	38,950	21,939	-	3,773	42,229	1	33,961

Realized gain (loss) on investments	(6,025)	21,649	(43,822)	5,752	76,147	(17,495)	(228)	182,291
Change in unrealized gain (loss) on investments	(125,782)	(22,658)	29,770	(17,373)	23,485	(123,928)	(443)	124,656

Net gain (loss) on investments	(131,807)	(1,009)	(14,052)	(11,621)	99,632	(141,423)	(671)	306,947

Reinvested capital gains	-	1,188	-	19,471	-	172,282	1	82,091

Net increase (decrease) in contract owners’ equity resulting from operations	$26,739	39,129	7,887	7,850	103,405	73,088	(669)	422,999

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB
Reinvested dividends	$16,453	16,801	19,298	71	38,404	31,875	25,529	192

Net investment income (loss)	16,453	16,801	19,298	71	38,404	31,875	25,529	192

Realized gain (loss) on investments	146,280	(7,437)	(922)	(1,847)	(56,942)	10,397	(25,310)	-
Change in unrealized gain (loss) on investments	(207,149)	3,480	(21,398)	(5,726)	144,299	(18,720)	50,071	1,303

Net gain (loss) on investments	(60,869)	(3,957)	(22,320)	(7,573)	87,357	(8,323)	24,761	1,303

Reinvested capital gains	264,328	-	-	-	2,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$219,912	12,844	(3,022)	(7,502)	128,186	23,552	50,290	1,495

Investment Activity:	PVTVB	ACEG	AVMCCI	RVARS	TRHSP	TRHS2	VWHA	WRASP
Reinvested dividends	$19	240	8	-	-	-	1,918	32,177

Net investment income (loss)	19	240	8	-	-	-	1,918	32,177

Realized gain (loss) on investments	122	39,580	388	7,009	9,291	400,793	175,065	126,404
Change in unrealized gain (loss) on investments	69	14,950	(2,547)	53,572	35,573	281,392	(397,437)	(1,341,333)

Net gain (loss) on investments	191	54,530	(2,159)	60,581	44,864	682,185	(222,372)	(1,214,929)

Reinvested capital gains	48	-	2,284	-	32,289	303,253	-	852,903

Net increase (decrease) in contract owners’ equity resulting from operations	$258	54,770	133	60,581	77,153	985,438	(220,454)	(329,849)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRBP	WRBDP	WRCEP	WRGNR	WRGP	WRHIP	WRMCG	WRPAP
Reinvested dividends	$50	70	23	-	19	58,389	-	50

Net investment income (loss)	50	70	23	-	19	58,389	-	50

Realized gain (loss) on investments	70	(4)	80	(15)	74	23,851	7,790	144
Change in unrealized gain (loss) on investments	(165)	(40)	(309)	(133)	(401)	(76,195)	(2,863)	(320)

Net gain (loss) on investments	(95)	(44)	(229)	(148)	(327)	(52,344)	4,927	(176)

Reinvested capital gains	446	55	652	-	834	8,809	22,968	429

Net increase (decrease) in contract owners’ equity resulting from operations	$401	81	446	(148)	526	14,854	27,895	303

Investment Activity:	WRPMAP	WRSTP	WRSCP	WFVSCG	OVGS3	FTVDM3	TIF3	FTVGI3
Reinvested dividends	$37	-	-	-	-	-	-	-

Net investment income (loss)	37	-	-	-	-	-	-	-

Realized gain (loss) on investments	93	160	18	48,358	1,243,122	57,275	766,356	(8,076)
Change in unrealized gain (loss) on investments	(205)	(324)	(187)	(127,927)	(1,235,957)	(102,086)	(728,308)	36,548

Net gain (loss) on investments	(112)	(164)	(169)	(79,569)	7,165	(44,811)	38,048	28,472

Reinvested capital gains	251	250	190	56,478	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$176	86	21	(23,091)	7,165	(44,811)	38,048	28,472

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	HIBF3	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3
Reinvested dividends	$56,965	12,686	9,961	6,940	27,789	32,848

Net investment income (loss)	56,965	12,686	9,961	6,940	27,789	32,848

Realized gain (loss) on investments	91,812	(145,087)	70,561	97,857	698,273	247,393
Change in unrealized gain (loss) on investments	(62,322)	45,220	(71,727)	(101,931)	(699,534)	(289,817)

Net gain (loss) on investments	29,490	(99,867)	(1,166)	(4,074)	(1,261)	(42,424)

Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,455	(87,181)	8,795	2,866	26,528	(9,576)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		BRVGA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,782,509	5,082,399	573	19	19,087	1,553	14,949	4,816
Realized gain (loss) on investments	16,821,114	10,094,384	515	148	(7,419)	(1,000)	7,083	5,729
Change in unrealized gain (loss) on investments	(18,056,477)	42,265,497	(440)	565	(35,369)	(11,219)	(64,831)	23,160
Reinvested capital gains	13,363,232	5,204,061	3,961	18	17,770	925	51,439	15,109

Net increase (decrease) in contract owners’ equity resulting from operations	17,910,378	62,646,341	4,609	750	(5,931)	(9,741)	8,640	48,814

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,397,035	30,679,016	74,562	4,239	253,990	61,282	159,345	133,441
Transfers between funds	-	-	26,884	(131)	1,571,079	56,448	154,754	17,682
Surrenders (note 6)	(23,156,799)	(16,114,151)	-	-	(403)	-	(4,935)	-
Death Benefits (note 4)	(1,227,472)	(853,608)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,622,265)	(2,404,540)	-	-	(5,193)	-	(2,339)	(13,490)
Deductions for surrender charges (note 2d)	(1,012,046)	(1,677,895)	-	-	(2,322)	-	(1,907)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,111,997)	(15,504,476)	(3,438)	(787)	(86,383)	(5,795)	(41,715)	(22,381)
Asset charges (note 3)	(1,347,947)	(1,259,507)	(376)	(45)	(7,009)	(477)	(3,184)	(2,004)
Adjustments to maintain reserves	1,304	(3,382)	(84)	(3)	3	1	(5)	7

Net equity transactions	(15,080,187)	(7,138,543)	97,548	3,273	1,723,762	111,459	260,014	113,255

Net change in contract owners’ equity	2,830,191	55,507,798	102,157	4,023	1,717,831	101,718	268,654	162,069
Contract owners’ equity beginning of period	351,781,058	296,273,260	9,109	5,086	127,716	25,998	437,776	275,707

Contract owners’ equity end of period	$354,611,249	351,781,058	111,266	9,109	1,845,547	127,716	706,430	437,776

CHANGES IN UNITS:
Beginning units	21,620,798	22,019,480	791	496	13,316	2,488	37,011	26,749
Units purchased	5,272,316	3,606,549	8,785	432	182,730	12,195	28,082	15,305
Units redeemed	(5,454,671)	(4,005,231)	(326)	(137)	(10,272)	(1,367)	(6,603)	(5,043)

Ending units	21,438,443	21,620,798	9,250	791	185,774	13,316	58,490	37,011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$89,653	45,041	982	-	1,540	118	491	34
Realized gain (loss) on investments	50,642	42,826	8,633	55	(37)	(104)	67	53
Change in unrealized gain (loss) on investments	(387,892)	310,862	(8,297)	15,588	(35)	(610)	(2,896)	43
Reinvested capital gains	333,390	158,191	25,005	-	115	371	492	46

Net increase (decrease) in contract owners’ equity resulting from operations	85,793	556,920	26,323	15,643	1,583	(225)	(1,846)	176

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	319,418	383,783	18,984	1,355	49,140	805	16,313	365
Transfers between funds	(32,263)	202,938	129,485	157,347	1,878	22,783	10,423	1,236
Surrenders (note 6)	(164,727)	(142,346)	-	-	(411)	-	(468)	-
Death Benefits (note 4)	(49,564)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(84,183)	4,579	(474)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,332)	(12,195)	-	-	(188)	-	(215)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,518)	(173,633)	(18,068)	(1,255)	(2,334)	(1,927)	(1,447)	(105)
Asset charges (note 3)	(16,474)	(15,440)	(735)	(145)	(221)	(126)	(56)	(4)
Adjustments to maintain reserves	12	11	3	3	(1)	(4)	(7)	2

Net equity transactions	(203,631)	247,697	129,195	157,305	47,863	21,531	24,543	1,494

Net change in contract owners’ equity	(117,838)	804,617	155,518	172,948	49,446	21,306	22,697	1,670
Contract owners’ equity beginning of period	4,432,445	3,627,828	172,948	-	24,031	2,725	1,670	-

Contract owners’ equity end of period	$4,314,607	4,432,445	328,466	172,948	73,477	24,031	24,367	1,670

CHANGES IN UNITS:
Beginning units	272,316	255,315	14,013	-	2,345	265	125	-
Units purchased	20,667	46,441	17,807	14,133	4,926	2,476	2,012	134
Units redeemed	(33,019)	(29,440)	(6,622)	(120)	(302)	(396)	(201)	(9)

Ending units	259,964	272,316	25,198	14,013	6,969	2,345	1,936	125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,386	303	9	8	3,954	2,168	344	184
Realized gain (loss) on investments	160	17	(1)	-	290	2,073	162	3
Change in unrealized gain (loss) on investments	(3,072)	484	(8)	(9)	8,647	2,112	(1,063)	3,247
Reinvested capital gains	-	-	3	3	3,947	12,401	1,816	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,526)	804	3	2	16,838	18,754	1,259	3,434

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,893	11,797	1,946	2,695	28,376	8,859	9,728	(201)
Transfers between funds	3,793	506	1,465	458	21,146	135,640	6,567	22,672
Surrenders (note 6)	(3,810)	-	(403)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,465)	-	(185)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,630)	(260)	(412)	(102)	(6,081)	(1,573)	(898)	(119)
Asset charges (note 3)	(109)	(20)	(24)	(9)	(863)	(258)	(177)	(17)
Adjustments to maintain reserves	7	(3)	(7)	4	4	(5)	-	6

Net equity transactions	26,679	12,020	2,380	3,046	42,582	142,663	15,220	22,341

Net change in contract owners’ equity	25,153	12,824	2,383	3,048	59,420	161,417	16,479	25,775
Contract owners’ equity beginning of period	12,824	-	3,048	-	161,417	-	25,775	-

Contract owners’ equity end of period	$37,977	12,824	5,431	3,048	220,837	161,417	42,254	25,775

CHANGES IN UNITS:
Beginning units	970	-	303	-	10,516	-	1,641	-
Units purchased	2,683	992	338	314	3,135	14,172	1,041	1,650
Units redeemed	(559)	(22)	(102)	(11)	(462)	(3,656)	(88)	(9)

Ending units	3,094	970	539	303	13,189	10,516	2,594	1,641

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,450	74,504	4,923	2,378	1,449	4,373	19,575	13,754
Realized gain (loss) on investments	149,458	208,182	1,398	287	(126)	9	69	(79)
Change in unrealized gain (loss) on investments	328,330	777,457	(3,582)	3,286	120	(3,323)	(12,840)	(12,844)
Reinvested capital gains	53,291	45,021	-	-	41	6,257	-	3,411

Net increase (decrease) in contract owners’ equity resulting from operations	616,529	1,105,164	2,739	5,951	1,484	7,316	6,804	4,242

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	292,461	349,884	64,376	38,971	12,288	11,878	150,410	149,507
Transfers between funds	299,656	181,637	36,493	3,986	(964)	3,038	12,294	7,344
Surrenders (note 6)	(110,658)	(373,303)	(819)	-	-	-	(425)	(44)
Death Benefits (note 4)	-	(359)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(78,409)	(116,092)	-	-	59	68	(19,861)	-
Deductions for surrender charges (note 2d)	(14,555)	(33,380)	(203)	-	(127)	-	(195)	(96)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(205,987)	(200,470)	(11,222)	(5,334)	(4,829)	(4,078)	(20,862)	(15,526)
Asset charges (note 3)	(17,016)	(15,049)	(673)	(345)	(311)	(222)	(1,791)	(1,428)
Adjustments to maintain reserves	(11)	67	(3)	3	2	(1)	6	(2)

Net equity transactions	165,481	(207,065)	87,949	37,281	6,118	10,683	119,576	139,755

Net change in contract owners’ equity	782,010	898,099	90,688	43,232	7,602	17,999	126,380	143,997
Contract owners’ equity beginning of period	4,456,615	3,558,516	72,060	28,828	40,347	22,348	369,931	225,934

Contract owners’ equity end of period	$5,238,625	4,456,615	162,748	72,060	47,949	40,347	496,311	369,931

CHANGES IN UNITS:
Beginning units	243,540	256,742	5,913	2,701	3,022	2,078	33,618	20,920
Units purchased	31,279	33,838	8,580	4,014	915	1,325	14,600	15,165
Units redeemed	(22,426)	(47,040)	(1,765)	(802)	(452)	(381)	(4,052)	(2,467)

Ending units	252,393	243,540	12,728	5,913	3,485	3,022	44,166	33,618

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12	5	-	3,790	-	-	666	10,871
Realized gain (loss) on investments	434	636	30,670	13,859	(775)	-	51,454	97,757
Change in unrealized gain (loss) on investments	1,217	239	51,654	271,997	(16,618)	-	(533,675)	405,293
Reinvested capital gains	272	294	-	-	17,825	-	657,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,935	1,174	82,324	289,646	432	-	175,824	513,921

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,121	735	50,314	57,164	38,336	-	115,536	136,070
Transfers between funds	817	2,532	(23,001)	(26,308)	285,337	-	(55,766)	21,835
Surrenders (note 6)	-	-	(35,191)	(54,752)	-	-	(88,014)	(103,581)
Death Benefits (note 4)	-	-	-	(7,799)	-	-	-	(8,056)
Net policy repayments (loans) (note 5)	-	-	(15,850)	(3,562)	-	-	(3,447)	(5,987)
Deductions for surrender charges (note 2d)	-	-	(2,642)	(4,696)	-	-	(4,798)	(12,175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,487)	(1,389)	(40,357)	(40,657)	(5,426)	-	(86,383)	(89,420)
Asset charges (note 3)	(126)	(53)	(4,204)	(3,770)	(525)	-	(7,467)	(6,934)
Adjustments to maintain reserves	3	(10)	2	11	5	-	(1)	(8)

Net equity transactions	25,328	1,815	(70,929)	(84,369)	317,727	-	(130,340)	(68,256)

Net change in contract owners’ equity	27,263	2,989	11,395	205,277	318,159	-	45,484	445,665
Contract owners’ equity beginning of period	6,640	3,651	1,052,357	847,080	-	-	2,149,625	1,703,960

Contract owners’ equity end of period	$33,903	6,640	1,063,752	1,052,357	318,159	-	2,195,109	2,149,625

CHANGES IN UNITS:
Beginning units	567	354	78,154	86,194	-	-	113,920	118,192
Units purchased	2,447	333	4,199	7,048	31,425	-	5,997	11,735
Units redeemed	(229)	(120)	(9,230)	(15,088)	(579)	-	(12,668)	(16,007)

Ending units	2,785	567	73,123	78,154	30,846	-	107,249	113,920

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MIGIC		MVIVIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	159,165	82,569	5,080	5,535	4,445	1,165
Realized gain (loss) on investments	96,169	34,761	(54,823)	(93,435)	36,581	14,287	9,042	770
Change in unrealized gain (loss) on investments	(60,826)	106,537	(629,720)	376,313	9,772	188,510	(10,566)	8,019
Reinvested capital gains	51,400	-	195,960	-	54,564	27,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,743	141,298	(329,418)	365,447	105,997	236,018	2,921	9,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	260,231	41,771	237,960	253,750	38,890	47,040	81,228	7,922
Transfers between funds	126,863	321,475	(88,861)	(500,458)	(33,006)	(15,477)	18,308	123,421
Surrenders (note 6)	(81,510)	-	(72,528)	(153,130)	(32,801)	(21,915)	-	-
Death Benefits (note 4)	-	(1,168)	-	(2,553)	-	-	-	-
Net policy repayments (loans) (note 5)	(2,484)	(3)	(27,061)	(39,241)	(17,715)	(15,876)	-	-
Deductions for surrender charges (note 2d)	(1,422)	(20)	(4,754)	(17,668)	(858)	(1,794)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,803)	(17,732)	(95,651)	(114,250)	(40,855)	(42,850)	(7,463)	(2,087)
Asset charges (note 3)	(2,474)	(1,290)	(9,439)	(9,798)	(4,240)	(4,028)	(836)	(200)
Adjustments to maintain reserves	(1)	(397)	82	70	5	-	(2)	3

Net equity transactions	273,400	342,636	(60,252)	(583,278)	(90,580)	(54,900)	91,235	129,059

Net change in contract owners’ equity	360,143	483,934	(389,670)	(217,831)	15,417	181,118	94,156	139,013
Contract owners’ equity beginning of period	735,499	251,565	2,745,624	2,963,455	984,607	803,489	142,569	3,556

Contract owners’ equity end of period	$1,095,642	735,499	2,355,954	2,745,624	1,000,024	984,607	236,725	142,569

CHANGES IN UNITS:
Beginning units	54,060	25,034	239,954	295,978	51,136	54,370	10,438	333
Units purchased	34,954	30,954	24,088	33,040	2,404	3,018	12,232	10,453
Units redeemed	(15,367)	(1,928)	(29,799)	(89,064)	(6,940)	(6,252)	(5,568)	(348)

Ending units	73,647	54,060	234,243	239,954	46,600	51,136	17,102	10,438

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MVFIC		MVIVSC		MSVFI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	99,988	67,783	17,825	10,162	17,623	20,456
Realized gain (loss) on investments	1,860	3,382	529,311	513,462	33,825	28,920	13,988	3,680
Change in unrealized gain (loss) on investments	(116,817)	55,564	(163,779)	1,168,532	(43,936)	101,767	10,073	(25,845)
Reinvested capital gains	84,221	2,560	202,305	17,534	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,736)	61,506	667,825	1,767,311	7,714	140,849	41,684	(1,709)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,473	25,037	320,180	370,062	60,541	34,406	28,980	43,706
Transfers between funds	70,774	313,061	127,918	(85,333)	226,360	459,253	23,511	19,378
Surrenders (note 6)	(458)	(15,566)	(230,946)	(333,168)	(9,177)	(3,866)	(55,290)	(12,799)
Death Benefits (note 4)	-	-	(277,140)	(27,531)	-	-	-	(1,111)
Net policy repayments (loans) (note 5)	(582)	(1,147)	(12,674)	(79,460)	(3,777)	(7,958)	(17,676)	4,448
Deductions for surrender charges (note 2d)	(210)	-	(10,309)	(30,425)	(2,038)	(97)	(2,198)	(761)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,043)	(9,803)	(251,476)	(240,619)	(75,071)	(44,969)	(31,287)	(32,654)
Asset charges (note 3)	(1,393)	(610)	(22,108)	(20,645)	(2,663)	(1,773)	(2,152)	(2,123)
Adjustments to maintain reserves	3	8	9	4	(5)	10	31	2

Net equity transactions	70,564	310,980	(356,546)	(447,115)	194,170	435,006	(56,081)	18,086

Net change in contract owners’ equity	39,828	372,486	311,279	1,320,196	201,884	575,855	(14,397)	16,377
Contract owners’ equity beginning of period	386,760	14,274	6,424,623	5,104,427	815,925	240,070	559,362	542,985

Contract owners’ equity end of period	$426,588	386,760	6,735,902	6,424,623	1,017,809	815,925	544,965	559,362

CHANGES IN UNITS:
Beginning units	26,441	1,381	315,745	340,888	51,774	19,443	40,428	39,120
Units purchased	6,523	25,967	27,830	24,400	20,764	36,570	3,947	4,984
Units redeemed	(1,518)	(907)	(44,015)	(49,543)	(8,677)	(4,239)	(7,856)	(3,676)

Ending units	31,446	26,441	299,560	315,745	63,861	51,774	36,519	40,428

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		NCPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$847	-	795	-	5	-	782	-
Realized gain (loss) on investments	418	-	2	-	-	-	(20)	-
Change in unrealized gain (loss) on investments	(2,044)	-	(518)	-	(9)	-	(951)	-
Reinvested capital gains	-	-	-	-	3	-	470	-

Net increase (decrease) in contract owners’ equity resulting from operations	(779)	-	279	-	(1)	-	281	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	24,776	-
Transfers between funds	46,277	-	35,517	-	240	-	7,427	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(550)	-	(141)	-	(42)	-	(997)	-
Asset charges (note 3)	(47)	-	(24)	-	-	-	(36)	-
Adjustments to maintain reserves	(1)	-	3	-	5	-	5	-

Net equity transactions	45,679	-	35,355	-	203	-	31,175	-

Net change in contract owners’ equity	44,900	-	35,634	-	202	-	31,456	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$44,900	-	35,634	-	202	-	31,456	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	4,944	-	3,483	-	24	-	3,197	-
Units redeemed	(63)	-	(16)	-	(4)	-	(101)	-

Ending units	4,881	-	3,467	-	20	-	3,096	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG		IDPGI		NVAMV1		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2	-	20	-	117,709	98,464	39,366	45,997
Realized gain (loss) on investments	-	-	(4)	-	207,467	147,680	136,211	171,832
Change in unrealized gain (loss) on investments	(4)	-	(23)	-	(258,820)	1,093,025	17,616	519,636
Reinvested capital gains	-	-	-	-	639,736	101,720	6,471	855

Net increase (decrease) in contract owners’ equity resulting from operations	(2)	-	(7)	-	706,092	1,440,889	199,664	738,320

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151	-	2,339	-	314,090	361,809	305,059	250,538
Transfers between funds	123	-	228	-	(167,664)	(108,351)	(37,608)	140,727
Surrenders (note 6)	-	-	-	-	(290,874)	(265,543)	(73,986)	(207,741)
Death Benefits (note 4)	-	-	-	-	-	(13,427)	-	(36,624)
Net policy repayments (loans) (note 5)	-	-	-	-	(10,223)	(36,228)	(25,196)	13,784
Deductions for surrender charges (note 2d)	-	-	-	-	(16,732)	(32,163)	(3,509)	(17,631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105)	-	(1,133)	-	(233,239)	(256,041)	(172,259)	(141,564)
Asset charges (note 3)	-	-	(3)	-	(21,230)	(19,775)	(15,007)	(12,580)
Adjustments to maintain reserves	5	-	3	-	2	1	(192)	(755)

Net equity transactions	174	-	1,434	-	(425,870)	(369,718)	(22,698)	(11,846)

Net change in contract owners’ equity	172	-	1,427	-	280,222	1,071,171	176,966	726,474
Contract owners’ equity beginning of period	-	-	-	-	5,771,982	4,700,811	3,933,199	3,206,725

Contract owners’ equity end of period	$172	-	1,427	-	6,052,204	5,771,982	4,110,165	3,933,199

CHANGES IN UNITS:
Beginning units	-	-	-	-	265,990	285,727	251,110	252,399
Units purchased	27	-	251	-	15,820	20,373	25,874	31,012
Units redeemed	(10)	-	(111)	-	(35,251)	(40,110)	(27,049)	(32,301)

Ending units	17	-	140	-	246,559	265,990	249,935	251,110

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,131	14,978	17,722	8,274	18,196	10,774	12,472	13,237
Realized gain (loss) on investments	21,243	43,981	61,209	123,932	203,967	404,114	100,250	53,744
Change in unrealized gain (loss) on investments	1,222	(82,030)	(35,790)	422,678	89,140	483,488	16,466	294,424
Reinvested capital gains	7,207	249	-	-	-	-	14,277	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,803	(22,822)	43,141	554,884	311,303	898,376	143,465	361,405

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,788	91,488	134,827	160,741	234,723	250,790	98,628	106,034
Transfers between funds	(23,995)	(126,026)	147,328	(155,082)	219,211	(143,978)	(41,086)	(3,745)
Surrenders (note 6)	(63,351)	(75,015)	(49,426)	(172,029)	(213,739)	(281,471)	(24,474)	(22,004)
Death Benefits (note 4)	-	-	-	(20,315)	-	-	(3,973)	-
Net policy repayments (loans) (note 5)	(36,398)	24,626	(32,685)	16,400	(32,690)	(10,269)	(10,981)	(8,658)
Deductions for surrender charges (note 2d)	(5,772)	(6,310)	(4,963)	(13,677)	(9,586)	(28,024)	(1,880)	(2,008)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,336)	(44,815)	(103,018)	(96,531)	(150,800)	(139,089)	(74,083)	(70,822)
Asset charges (note 3)	(3,044)	(3,243)	(8,824)	(7,942)	(13,638)	(12,229)	(5,690)	(4,977)
Adjustments to maintain reserves	10	(13)	5	61	(258)	(38)	2	74

Net equity transactions	(94,098)	(139,308)	83,244	(288,374)	33,223	(364,308)	(63,537)	(6,106)

Net change in contract owners’ equity	(54,295)	(162,130)	126,385	266,510	344,526	534,068	79,928	355,299
Contract owners’ equity beginning of period	807,403	969,533	2,420,051	2,153,541	3,741,204	3,207,136	1,449,302	1,094,003

Contract owners’ equity end of period	$753,108	807,403	2,546,436	2,420,051	4,085,730	3,741,204	1,529,230	1,449,302

CHANGES IN UNITS:
Beginning units	64,227	75,139	141,688	162,196	243,065	270,064	107,177	107,574
Units purchased	6,047	7,556	17,913	16,737	27,277	21,273	7,737	9,929
Units redeemed	(13,207)	(18,468)	(13,201)	(37,245)	(24,708)	(48,272)	(12,319)	(10,326)

Ending units	57,067	64,227	146,400	141,688	245,634	243,065	102,595	107,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$90,873	-	22,980	-	8,514	-	20,409	2,916
Realized gain (loss) on investments	(2,609)	-	25,966	-	2,327	-	53,027	20,679
Change in unrealized gain (loss) on investments	(105,397)	-	(102,379)	-	(20,435)	-	(67,179)	66,652
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,133)	-	(53,433)	-	(9,594)	-	6,257	90,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,599	-	174,574	-	40,320	-	299	(420)
Transfers between funds	2,509,659	-	2,753,084	-	511,661	-	(269)	(43,105)
Surrenders (note 6)	(244,635)	-	(279,170)	-	(71,117)	-	(121,081)	(3,592)
Death Benefits (note 4)	(6,481)	-	(10,708)	-	(15,592)	-	-	-
Net policy repayments (loans) (note 5)	5,413	-	(19,961)	-	4,152	-	(1,718)	(9,731)
Deductions for surrender charges (note 2d)	(19,541)	-	(6,894)	-	(1,103)	-	(2,760)	(755)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,990)	-	(77,635)	-	(19,560)	-	(17,552)	(18,735)
Asset charges (note 3)	(5,660)	-	(6,680)	-	(1,425)	-	(1,917)	(1,881)
Adjustments to maintain reserves	(6)	-	(9)	-	(17)	-	(32)	2

Net equity transactions	2,275,358	-	2,526,601	-	447,319	-	(145,030)	(78,217)

Net change in contract owners’ equity	2,258,225	-	2,473,168	-	437,725	-	(138,773)	12,030
Contract owners’ equity beginning of period	-	-	-	-	-	-	589,016	576,986

Contract owners’ equity end of period	$2,258,225	-	2,473,168	-	437,725	-	450,243	589,016

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	59,962	69,053
Units purchased	141,157	-	289,181	-	55,102	-	58,882	-
Units redeemed	(17,294)	-	(35,376)	-	(10,301)	-	(72,677)	(9,091)

Ending units	123,863	-	253,805	-	44,801	-	46,167	59,962

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,704	12,627	29,156	19,672	77,583	41,506	37,050	24,133
Realized gain (loss) on investments	53,288	59,552	130,017	127,363	255,545	74,522	35,626	54,685
Change in unrealized gain (loss) on investments	(183,527)	247,425	166,984	713,617	(323,298)	615,964	(45,387)	85,868
Reinvested capital gains	202,306	45,537	-	-	175,494	76,377	36,636	30,497

Net increase (decrease) in contract owners’ equity resulting from operations	83,771	365,141	326,157	860,652	185,324	808,369	63,925	195,183

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,886	32,818	236,255	250,873	885,165	585,831	185,890	122,892
Transfers between funds	(44,442)	212,644	(34,999)	15,215	(505,876)	(149,330)	(18,752)	(170,229)
Surrenders (note 6)	(11,516)	(7,245)	(104,827)	(34,359)	(224,388)	(75,643)	(40,591)	-
Death Benefits (note 4)	-	-	(2,510)	(13,349)	-	-	-	(51,541)
Net policy repayments (loans) (note 5)	(3,933)	(80,709)	(4,487)	(41,141)	(132,340)	13,859	(2,808)	7,870
Deductions for surrender charges (note 2d)	(3,409)	(2,651)	(6,971)	(9,475)	(17,142)	(14,344)	(1,292)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,440)	(15,798)	(114,960)	(117,078)	(144,602)	(139,423)	(83,477)	(83,835)
Asset charges (note 3)	(2,664)	(2,213)	(12,691)	(11,389)	(15,634)	(13,741)	(6,427)	(5,839)
Adjustments to maintain reserves	3	(4)	17	12	2	(4)	11	(10)

Net equity transactions	(59,515)	136,842	(45,173)	39,309	(154,815)	207,205	32,554	(180,692)

Net change in contract owners’ equity	24,256	501,983	280,984	899,961	30,509	1,015,574	96,479	14,491
Contract owners’ equity beginning of period	1,287,032	785,049	3,156,900	2,256,939	3,580,458	2,564,884	1,496,401	1,481,910

Contract owners’ equity end of period	$1,311,288	1,287,032	3,437,884	3,156,900	3,610,967	3,580,458	1,592,880	1,496,401

CHANGES IN UNITS:
Beginning units	94,482	82,884	211,084	209,086	265,490	246,572	112,078	127,328
Units purchased	2,531	22,661	18,238	25,077	38,427	50,303	19,050	18,064
Units redeemed	(6,710)	(11,063)	(21,311)	(23,079)	(47,635)	(31,385)	(16,921)	(33,314)

Ending units	90,303	94,482	208,011	211,084	256,282	265,490	114,207	112,078

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$113,767	55,324	13,238	28,880	205,713	133,742	453,326	291,701
Realized gain (loss) on investments	208,252	73,852	47,612	8,081	255,328	135,845	1,432,958	635,876
Change in unrealized gain (loss) on investments	(262,380)	421,751	(45,932)	17,241	(287,955)	785,824	(2,552,137)	2,221,732
Reinvested capital gains	145,611	92,492	17,178	24,054	194,062	188,458	1,480,968	810,645

Net increase (decrease) in contract owners’ equity resulting from operations	205,250	643,419	32,096	78,256	367,148	1,243,869	815,115	3,959,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	642,172	504,257	52,095	65,217	677,076	698,779	1,656,183	1,891,713
Transfers between funds	701,468	(108,626)	(1,009,917)	(72,901)	(781,102)	1,365,342	(645,504)	15,731
Surrenders (note 6)	(754,376)	(144,139)	(11,199)	(120,740)	(110,041)	(235,005)	(2,718,525)	(902,593)
Death Benefits (note 4)	-	-	(8,819)	-	(3,435)	-	(12,197)	(18,878)
Net policy repayments (loans) (note 5)	11,110	1,906	10,063	554	62,566	(27,650)	(298,002)	(97,257)
Deductions for surrender charges (note 2d)	(15,434)	(24,103)	(835)	(5,754)	(12,231)	(13,896)	(87,178)	(115,256)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,028)	(189,140)	(50,065)	(61,063)	(372,921)	(368,016)	(767,065)	(846,713)
Asset charges (note 3)	(17,790)	(15,402)	(2,694)	(3,946)	(32,809)	(29,017)	(78,384)	(76,246)
Adjustments to maintain reserves	(7)	(3)	6	(2)	(231)	(7)	(8)	(18)

Net equity transactions	382,115	24,750	(1,021,365)	(198,635)	(573,128)	1,390,530	(2,950,680)	(149,517)

Net change in contract owners’ equity	587,365	668,169	(989,269)	(120,379)	(205,980)	2,634,399	(2,135,565)	3,810,437
Contract owners’ equity beginning of period	3,631,756	2,963,587	1,573,226	1,693,605	8,576,473	5,942,074	20,050,606	16,240,169

Contract owners’ equity end of period	$4,219,121	3,631,756	583,957	1,573,226	8,370,493	8,576,473	17,915,041	20,050,606

CHANGES IN UNITS:
Beginning units	268,094	265,680	124,010	140,212	637,840	521,364	1,485,855	1,496,588
Units purchased	102,152	38,813	5,150	5,040	59,376	179,550	129,066	169,020
Units redeemed	(72,783)	(36,399)	(84,652)	(21,242)	(102,398)	(63,074)	(346,412)	(179,753)

Ending units	297,463	268,094	44,508	124,010	594,818	637,840	1,268,509	1,485,855

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC1		NVCBD1		NVLCP1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$16,767	12,550	21,024	19,311	3,073	2,830	31,344	31,783
Realized gain (loss) on investments	22,260	6,588	6,574	12,800	(874)	260	157,159	90,335
Change in unrealized gain (loss) on investments	(27,879)	35,526	9,382	(58,521)	3,999	(8,755)	118,230	508,925
Reinvested capital gains	18,017	14,378	-	8,100	-	2,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,165	69,042	36,980	(18,310)	6,198	(2,678)	306,733	631,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,534	36,700	41,099	48,321	10,445	8,407	206,412	198,429
Transfers between funds	5,886	99,034	22,172	(7,546)	(10,828)	(4,958)	(36,862)	(45,501)
Surrenders (note 6)	(20,861)	-	(46,516)	(125,767)	-	(71)	(158,819)	(43,948)
Death Benefits (note 4)	-	-	(220)	(38,609)	(3,049)	-	(2,468)	(13,313)
Net policy repayments (loans) (note 5)	(35,688)	306	5,549	650	(15,004)	(339)	(7,512)	(43,923)
Deductions for surrender charges (note 2d)	(1,817)	-	(2,872)	(1,116)	(134)	(352)	(9,968)	(11,216)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,092)	(37,584)	(33,780)	(39,643)	(4,786)	(4,656)	(123,077)	(128,358)
Asset charges (note 3)	(2,995)	(2,725)	(3,170)	(3,490)	(520)	(596)	(10,760)	(9,868)
Adjustments to maintain reserves	2	(6)	5	2	(4)	2	(254)	14

Net equity transactions	(66,031)	95,725	(17,733)	(167,198)	(23,880)	(2,563)	(143,308)	(97,684)

Net change in contract owners’ equity	(36,866)	164,767	19,247	(185,508)	(17,682)	(5,241)	163,425	533,359
Contract owners’ equity beginning of period	717,575	552,808	739,782	925,290	140,059	145,300	2,601,987	2,068,628

Contract owners’ equity end of period	$680,709	717,575	759,029	739,782	122,377	140,059	2,765,412	2,601,987

CHANGES IN UNITS:
Beginning units	54,489	46,734	56,693	69,554	9,931	10,120	154,851	161,398
Units purchased	2,591	12,531	6,215	4,525	3,269	685	13,555	14,315
Units redeemed	(7,461)	(4,776)	(7,539)	(17,386)	(4,943)	(874)	(21,656)	(20,862)

Ending units	49,619	54,489	55,369	56,693	8,257	9,931	146,750	154,851

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIX2		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,242	58,653	394	2,112	10,641	-	143,577	132,855
Realized gain (loss) on investments	(49,451)	(94,222)	46,643	7,981	1,097	-	731,335	221,054
Change in unrealized gain (loss) on investments	120,506	(155,974)	(35,752)	55,621	(48,071)	-	(425,259)	1,539,830
Reinvested capital gains	-	36,984	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,297	(154,559)	11,285	65,714	(36,333)	-	449,653	1,893,739

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	252,673	423,245	17,807	15,933	17,629	-	1,008,066	872,890
Transfers between funds	(113,207)	(940,577)	(248,666)	230,238	579,200	-	(962,579)	(61,323)
Surrenders (note 6)	(122,587)	(178,197)	-	-	(17,818)	-	(264,715)	(198,905)
Death Benefits (note 4)	(1,721)	(78,132)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,171)	17,020	157	(571)	9,367	-	(48,582)	(43,339)
Deductions for surrender charges (note 2d)	(8,044)	(30,014)	-	-	(740)	-	(28,689)	(48,879)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(127,014)	(177,188)	(11,101)	(30,307)	(9,919)	-	(381,392)	(402,091)
Asset charges (note 3)	(11,978)	(14,699)	(615)	(785)	(1,078)	-	(36,814)	(33,992)
Adjustments to maintain reserves	29	(40)	1	10	2	-	55	(7)

Net equity transactions	(138,020)	(978,582)	(242,417)	214,518	576,643	-	(714,650)	84,354

Net change in contract owners’ equity	(9,723)	(1,133,141)	(231,132)	280,232	540,310	-	(264,997)	1,978,093
Contract owners’ equity beginning of period	2,960,695	4,093,836	346,216	65,984	-	-	8,944,227	6,966,134

Contract owners’ equity end of period	$2,950,972	2,960,695	115,084	346,216	540,310	-	8,679,230	8,944,227

CHANGES IN UNITS:
Beginning units	211,364	280,407	25,511	6,308	-	-	502,645	498,146
Units purchased	22,003	33,504	1,419	21,831	59,288	-	58,564	55,222
Units redeemed	(31,902)	(102,547)	(19,313)	(2,628)	(1,397)	-	(96,618)	(50,723)

Ending units	201,465	211,364	7,617	25,511	57,891	-	464,591	502,645

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,677	10,629	7,865	8,158	19,381	27,231	459,778	404,443
Realized gain (loss) on investments	7,296	126,792	18,035	50,931	41,578	23,289	398,742	81,307
Change in unrealized gain (loss) on investments	7,767	(16,794)	(9,722)	46,987	(50,040)	(8,132)	470,879	3,203,521
Reinvested capital gains	2,676	5,726	6,346	10,045	34,032	24,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,416	126,353	22,524	116,121	44,951	66,494	1,329,399	3,689,271

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,193	75,472	19,551	48,186	53,691	63,030	1,151,902	1,184,479
Transfers between funds	95,675	(1,621,671)	6,942	52,342	(103,202)	388,447	1,380,169	(1,610,568)
Surrenders (note 6)	-	(27,055)	(22,367)	(216,036)	(424,390)	(51,174)	(686,095)	(490,592)
Death Benefits (note 4)	-	-	-	-	-	-	(54,889)	-
Net policy repayments (loans) (note 5)	(1,726)	12,951	(30,623)	(491)	9,085	11,944	(103,964)	(213,929)
Deductions for surrender charges (note 2d)	(14)	(4,666)	(722)	(18,831)	(16,655)	(6,009)	(42,068)	(54,970)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,568)	(45,911)	(25,593)	(35,624)	(65,994)	(70,192)	(926,731)	(979,463)
Asset charges (note 3)	(2,621)	(2,772)	(2,423)	(2,825)	(4,830)	(5,353)	(80,616)	(75,685)
Adjustments to maintain reserves	7	(6)	-	(1)	1	(6)	9	(9)

Net equity transactions	129,946	(1,613,658)	(55,235)	(173,280)	(552,294)	330,687	637,717	(2,240,737)

Net change in contract owners’ equity	161,362	(1,487,305)	(32,711)	(57,159)	(507,343)	397,181	1,967,116	1,448,534
Contract owners’ equity beginning of period	662,801	2,150,106	494,273	551,432	1,558,232	1,161,051	25,257,378	23,808,844

Contract owners’ equity end of period	$824,163	662,801	461,562	494,273	1,050,889	1,558,232	27,224,494	25,257,378

CHANGES IN UNITS:
Beginning units	41,426	152,424	27,206	36,269	109,123	85,237	1,536,403	1,689,096
Units purchased	10,390	5,115	2,414	8,418	4,372	32,160	152,025	79,950
Units redeemed	(2,563)	(116,113)	(5,473)	(17,481)	(42,657)	(8,274)	(113,942)	(232,643)

Ending units	49,253	41,426	24,147	27,206	70,838	109,123	1,574,486	1,536,403

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$772,136	727,297	28,992	26,200	33,677	30,683	1	-
Realized gain (loss) on investments	2,167,306	18,512	40,505	27,222	265,372	125,679	-	-
Change in unrealized gain (loss) on investments	(699,211)	7,748,502	(25,796)	79,702	(178,048)	514,439	-	-
Reinvested capital gains	-	-	31,148	18,797	163,304	68,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,240,231	8,494,311	74,849	151,921	284,305	739,040	1	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,725,125	4,574,693	109,754	135,111	207,112	192,836	780,709	1,219,630
Transfers between funds	1,153,152	358,010	34,524	(47,021)	(28,155)	174,297	337,642	(749,332)
Surrenders (note 6)	(5,095,147)	(1,833,490)	(50,060)	(10,415)	(61,454)	(211,284)	(1,368,016)	(1,609,202)
Death Benefits (note 4)	(205,854)	-	(875)	-	(1,197)	(3,392)	(240,442)	(81,703)
Net policy repayments (loans) (note 5)	(502,149)	(127,321)	(3,229)	(19,711)	(18,251)	(17,941)	(69,626)	172,878
Deductions for surrender charges (note 2d)	(137,383)	(198,730)	(9,485)	(1,352)	(4,284)	(16,798)	(35,396)	(133,297)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,772,561)	(1,887,998)	(113,020)	(115,820)	(105,081)	(101,745)	(754,070)	(848,586)
Asset charges (note 3)	(176,422)	(165,957)	(6,589)	(6,326)	(10,965)	(9,669)	(55,909)	(62,125)
Adjustments to maintain reserves	65	134	2	-	(253)	(7)	-	(1,410)

Net equity transactions	(3,011,174)	719,341	(38,978)	(65,534)	(22,528)	6,297	(1,405,108)	(2,093,147)

Net change in contract owners’ equity	(770,943)	9,213,652	35,871	86,387	261,777	745,337	(1,405,107)	(2,093,147)
Contract owners’ equity beginning of period	46,309,888	37,096,236	1,580,689	1,494,302	3,026,190	2,280,853	7,780,666	9,873,813

Contract owners’ equity end of period	$45,538,945	46,309,888	1,616,560	1,580,689	3,287,967	3,026,190	6,375,559	7,780,666

CHANGES IN UNITS:
Beginning units	2,666,396	2,613,849	101,772	106,307	133,282	133,653	677,636	859,933
Units purchased	282,866	328,399	9,393	9,175	9,226	19,137	99,277	141,134
Units redeemed	(451,090)	(275,852)	(11,793)	(13,710)	(10,164)	(19,508)	(221,651)	(323,431)

Ending units	2,498,172	2,666,396	99,372	101,772	132,344	133,282	555,262	677,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	26,755	-	23,773	-	21,227	32,048
Realized gain (loss) on investments	-	-	(7,844)	-	2,455	-	106,033	345,055
Change in unrealized gain (loss) on investments	-	-	(201,228)	-	(146,950)	-	(6,956)	590,397
Reinvested capital gains	-	-	131,516	-	-	-	294,109	293,923

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(50,801)	-	(120,722)	-	414,413	1,261,423

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,787,703	1,405,682	142,589	-	54,487	-	283,984	274,448
Transfers between funds	(1,638,594)	(1,815,833)	2,404,831	-	1,458,648	-	(29,972)	(380,971)
Surrenders (note 6)	(111,561)	(5,641)	(54,982)	-	(47,540)	-	(101,889)	(578,982)
Death Benefits (note 4)	-	(10,683)	(2,384)	-	(7,248)	-	(1,218)	(34,085)
Net policy repayments (loans) (note 5)	30,713	47	(1,475)	-	(8,826)	-	(9,815)	(156,096)
Deductions for surrender charges (note 2d)	(863)	-	(3,743)	-	(3,219)	-	(8,199)	(55,164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,831)	(66,591)	(77,271)	-	(38,374)	-	(159,914)	(171,860)
Asset charges (note 3)	(4,024)	(4,010)	(6,656)	-	(3,650)	-	(14,094)	(13,992)
Adjustments to maintain reserves	(3)	9	107	-	2,140	-	(4)	(1)

Net equity transactions	(26,460)	(497,020)	2,401,016	-	1,406,418	-	(41,121)	(1,116,703)

Net change in contract owners’ equity	(26,460)	(497,020)	2,350,215	-	1,285,696	-	373,292	144,720
Contract owners’ equity beginning of period	420,500	917,520	-	-	-	-	4,046,905	3,902,185

Contract owners’ equity end of period	$394,040	420,500	2,350,215	-	1,285,696	-	4,420,197	4,046,905

CHANGES IN UNITS:
Beginning units	42,050	91,752	-	-	-	-	278,656	362,034
Units purchased	236,633	148,287	258,544	-	153,441	-	25,678	20,819
Units redeemed	(239,279)	(197,989)	(18,617)	-	(12,278)	-	(28,735)	(104,197)

Ending units	39,404	42,050	239,927	-	141,163	-	275,599	278,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$24,406	27,398	-	-	1,182	588	38,470	25,656
Realized gain (loss) on investments	274,296	143,788	196,795	224,038	4,302	150	117,783	115,963
Change in unrealized gain (loss) on investments	(274,189)	323,520	(457,958)	512,904	(13,330)	2,264	(364,726)	399,509
Reinvested capital gains	192,992	97,228	384,349	204,839	17,033	232	629,184	99,250

Net increase (decrease) in contract owners’ equity resulting from operations	217,505	591,934	123,186	941,781	9,187	3,234	420,711	640,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	126,211	95,242	196,809	204,266	8,365	1,143	172,694	168,825
Transfers between funds	(61,336)	78,154	6,844	(91,462)	2,298	57,352	179,740	(32,977)
Surrenders (note 6)	(319,957)	(168,441)	(203,218)	(207,290)	-	-	(109,846)	(57,759)
Death Benefits (note 4)	-	-	(22,630)	(7,368)	-	-	(2,174)	(12,961)
Net policy repayments (loans) (note 5)	(29,765)	(33,603)	(3,028)	(53,562)	22	23	(24,633)	(65,316)
Deductions for surrender charges (note 2d)	(7,709)	(13,292)	(13,897)	(27,532)	-	-	(7,370)	(9,567)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,666)	(79,773)	(138,037)	(147,901)	(1,969)	(917)	(103,838)	(100,896)
Asset charges (note 3)	(7,738)	(7,219)	(12,220)	(11,652)	(183)	(59)	(9,936)	(8,565)
Adjustments to maintain reserves	1	(9)	2	3	(4)	-	9	14

Net equity transactions	(377,959)	(128,941)	(189,375)	(342,498)	8,529	57,542	94,646	(119,202)

Net change in contract owners’ equity	(160,454)	462,993	(66,189)	599,283	17,716	60,776	515,357	521,176
Contract owners’ equity beginning of period	2,176,079	1,713,086	3,231,633	2,632,350	61,424	648	2,374,878	1,853,702

Contract owners’ equity end of period	$2,015,625	2,176,079	3,165,444	3,231,633	79,140	61,424	2,890,235	2,374,878

CHANGES IN UNITS:
Beginning units	157,943	168,401	208,774	236,286	4,259	61	146,022	154,640
Units purchased	10,379	16,546	19,911	17,309	4,914	4,272	24,444	12,916
Units redeemed	(35,948)	(27,004)	(32,119)	(44,821)	(4,489)	(74)	(18,603)	(21,534)

Ending units	132,374	157,943	196,566	208,774	4,684	4,259	151,863	146,022

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	6,581	9,743	3,736	2,888	76,831	82,783
Realized gain (loss) on investments	76,864	85,721	279,399	46,892	126,932	160,806	34,788	88,723
Change in unrealized gain (loss) on investments	(255,164)	325,071	(331,075)	316,250	(452,148)	565,587	(19,682)	(201,425)
Reinvested capital gains	212,527	70,541	119,867	-	338,641	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,227	481,333	74,772	372,885	17,161	729,281	91,937	(29,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,218	69,134	79,710	71,083	174,615	143,861	167,818	165,014
Transfers between funds	(620)	(22,410)	(161,165)	157,140	(19,438)	(71,955)	77,581	(47,343)
Surrenders (note 6)	(37,394)	(73,409)	(121,243)	(54,632)	(97,572)	(159,175)	(111,378)	(160,785)
Death Benefits (note 4)	-	-	-	-	-	(2,774)	-	(17,327)
Net policy repayments (loans) (note 5)	4,183	(7,968)	(4,912)	(4,587)	(52,465)	(48,033)	(30,975)	16,060
Deductions for surrender charges (note 2d)	(3,407)	(5,913)	(4,031)	(5,208)	(6,147)	(16,135)	(4,526)	(9,038)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,491)	(55,618)	(46,683)	(47,855)	(95,856)	(100,935)	(105,108)	(123,161)
Asset charges (note 3)	(5,220)	(4,819)	(4,979)	(4,496)	(9,519)	(9,208)	(9,295)	(10,309)
Adjustments to maintain reserves	(2)	(7)	6	3	6	(104)	7	(10)

Net equity transactions	(37,733)	(101,010)	(263,297)	111,448	(106,376)	(264,458)	(15,876)	(186,899)

Net change in contract owners’ equity	(3,506)	380,323	(188,525)	484,333	(89,215)	464,823	76,061	(216,818)
Contract owners’ equity beginning of period	1,532,743	1,152,420	1,389,802	905,469	2,312,192	1,847,369	2,374,827	2,591,645

Contract owners’ equity end of period	$1,529,237	1,532,743	1,201,277	1,389,802	2,222,977	2,312,192	2,450,888	2,374,827

CHANGES IN UNITS:
Beginning units	86,497	93,837	67,737	61,960	109,490	123,263	158,838	171,391
Units purchased	5,518	7,819	4,293	12,304	10,731	9,187	16,022	15,399
Units redeemed	(8,076)	(15,159)	(17,323)	(6,527)	(15,807)	(22,960)	(17,063)	(27,952)

Ending units	83,939	86,497	54,707	67,737	104,414	109,490	157,797	158,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$857	464	6,833	9,134	109,102	103,613	5,246	2,401
Realized gain (loss) on investments	(2)	(49)	2,908	3,609	560,849	408,141	8,310	1,683
Change in unrealized gain (loss) on investments	(423)	(479)	(6,475)	(13,093)	(960,985)	3,612,825	(2,646)	17,809
Reinvested capital gains	-	29	-	697	1,557,918	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	432	(35)	3,266	347	1,266,884	4,124,579	10,910	21,893

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,054	16,825	16,014	20,605	842,290	966,095	154,457	44,469
Transfers between funds	2,014	19,832	(132,541)	(45,535)	138,960	(597,500)	32,440	62,850
Surrenders (note 6)	-	-	(36,653)	(67,705)	(691,369)	(505,667)	(470)	-
Death Benefits (note 4)	-	-	-	-	(82,173)	(13,411)	-	-
Net policy repayments (loans) (note 5)	-	-	49,351	21,409	(200,889)	(207,378)	25	(23)
Deductions for surrender charges (note 2d)	-	(293)	(2,044)	(6,810)	(42,445)	(60,824)	(225)	(204)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,972)	(2,394)	(24,457)	(62,536)	(657,278)	(643,751)	(36,229)	(14,678)
Asset charges (note 3)	(287)	(188)	(2,432)	(3,285)	(54,904)	(49,944)	(1,652)	(709)
Adjustments to maintain reserves	(3)	7	(7)	5	(7)	(29)	(2)	(7)

Net equity transactions	38,806	33,789	(132,769)	(143,852)	(747,815)	(1,112,409)	148,344	91,698

Net change in contract owners’ equity	39,238	33,754	(129,503)	(143,505)	519,069	3,012,170	159,254	113,591
Contract owners’ equity beginning of period	45,987	12,233	853,150	996,655	14,871,960	11,859,790	142,296	28,705

Contract owners’ equity end of period	$85,225	45,987	723,647	853,150	15,391,029	14,871,960	301,550	142,296

CHANGES IN UNITS:
Beginning units	4,500	1,201	74,505	87,129	659,843	719,327	10,658	2,739
Units purchased	4,275	3,991	10,409	6,595	51,869	54,121	13,660	9,283
Units redeemed	(499)	(692)	(22,029)	(19,219)	(84,070)	(113,605)	(2,835)	(1,364)

Ending units	8,276	4,500	62,885	74,505	627,642	659,843	21,483	10,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,410	1,425	3,005	1,363	1,608	710	22,464	14,390
Realized gain (loss) on investments	1,095	2,319	5,280	361	19	14	5,886	6,710
Change in unrealized gain (loss) on investments	1,190	2,929	(4,105)	6,129	(1,170)	299	21,361	58,225
Reinvested capital gains	634	531	2,157	857	1,992	508	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,329	7,204	6,337	8,710	2,449	1,531	49,711	79,325

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	127,597	66,454	96,289	37,208	34,134	33,796	418,436	503,301
Transfers between funds	7,350	11,911	(2,125)	20,457	15,013	1,363	53,090	38,773
Surrenders (note 6)	(1)	-	(282)	-	-	-	(192)	(625)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	27	2	9,020	(405)	-	-	96	(20,000)
Deductions for surrender charges (note 2d)	(261)	-	-	-	-	-	-	(920)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,834)	(15,280)	(19,958)	(12,014)	(7,645)	(6,361)	(86,991)	(59,445)
Asset charges (note 3)	(1,218)	(363)	(1,089)	(439)	(329)	(185)	(6,780)	(3,998)
Adjustments to maintain reserves	3	7	(1)	(4)	(1)	7	(6)	3

Net equity transactions	101,663	62,731	81,854	44,803	41,172	28,620	377,653	457,089

Net change in contract owners’ equity	107,992	69,935	88,191	53,513	43,621	30,151	427,364	536,414
Contract owners’ equity beginning of period	84,597	14,662	76,421	22,908	55,190	25,039	830,082	293,668

Contract owners’ equity end of period	$192,589	84,597	164,612	76,421	98,811	55,190	1,257,446	830,082

CHANGES IN UNITS:
Beginning units	7,215	1,421	6,143	2,204	5,143	2,449	68,660	28,367
Units purchased	11,287	11,004	8,263	5,058	4,429	3,318	37,974	48,507
Units redeemed	(2,813)	(5,210)	(1,847)	(1,119)	(725)	(624)	(7,865)	(8,214)

Ending units	15,689	7,215	12,559	6,143	8,847	5,143	98,769	68,660

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDMAP		NVDMCP		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,318	6,834	3,515	2,522	86,356	41,417	60,945	-
Realized gain (loss) on investments	18,457	6,939	462	231	37,102	22,373	187,166	164,115
Change in unrealized gain (loss) on investments	(4,118)	33,335	281	1,768	(410,687)	318,263	56,909	720,481
Reinvested capital gains	-	-	3,221	1,579	91,602	20,335	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,657	47,108	7,479	6,100	(195,627)	402,388	305,020	884,596

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	200,411	262,021	42,178	127,567	213,901	227,739	196,829	220,522
Transfers between funds	127,132	13,646	16,474	4,972	(57,363)	12,434	(15,082)	103,329
Surrenders (note 6)	(37,299)	(2,275)	-	-	(111,330)	(44,300)	(124,546)	(128,790)
Death Benefits (note 4)	-	-	-	-	(2,403)	(13,375)	(1,182)	(2,510)
Net policy repayments (loans) (note 5)	279	(18,410)	-	-	4,476	(37,624)	(28,433)	(42,953)
Deductions for surrender charges (note 2d)	(2,456)	(2,571)	-	(298)	(8,798)	(13,369)	(7,407)	(16,724)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,975)	(32,143)	(17,733)	(11,784)	(108,930)	(119,241)	(139,420)	(141,487)
Asset charges (note 3)	(3,501)	(1,638)	(983)	(674)	(9,369)	(9,030)	(12,983)	(11,851)
Adjustments to maintain reserves	(6)	2	(7)	4	(101)	(4)	9	(14)

Net equity transactions	223,585	218,632	39,929	119,787	(79,917)	3,230	(132,215)	(20,478)

Net change in contract owners’ equity	249,242	265,740	47,408	125,887	(275,544)	405,618	172,805	864,118
Contract owners’ equity beginning of period	384,359	118,619	132,653	6,766	2,421,192	2,015,574	3,402,005	2,537,887

Contract owners’ equity end of period	$633,601	384,359	180,061	132,653	2,145,648	2,421,192	3,574,810	3,402,005

CHANGES IN UNITS:
Beginning units	30,035	11,360	11,656	658	138,906	138,871	191,912	194,189
Units purchased	25,175	23,504	5,035	12,170	144,910	16,515	12,890	23,093
Units redeemed	(8,104)	(4,829)	(1,605)	(1,172)	(149,801)	(16,480)	(20,078)	(25,370)

Ending units	47,106	30,035	15,086	11,656	134,015	138,906	184,724	191,912

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$132,731	60,182	322	-	1,486	1,252	1,401	1,110
Realized gain (loss) on investments	26,026	278,706	35	-	1,075	52	3,959	90
Change in unrealized gain (loss) on investments	(170,268)	(475,821)	(707)	-	(2,316)	1,615	(3,540)	5,431
Reinvested capital gains	1,122,791	289,872	539	-	945	317	5,642	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,111,280	152,939	189	-	1,190	3,236	7,462	6,631

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	417,998	316,978	2,907	-	34,238	59,478	24,034	3,536
Transfers between funds	28,306	(157,252)	15,946	-	17,949	186	35,451	95,208
Surrenders (note 6)	(270,423)	(538,927)	-	-	-	-	(12,943)	1
Death Benefits (note 4)	(7,626)	(6,047)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,341)	(17,414)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(16,494)	(31,429)	-	-	-	-	(1,350)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(209,211)	(204,965)	(874)	-	(8,943)	(1,974)	(4,808)	(632)
Asset charges (note 3)	(17,817)	(16,634)	(58)	-	(592)	(138)	(523)	(58)
Adjustments to maintain reserves	(139)	(341)	3	-	4	1	(3)	-

Net equity transactions	(93,747)	(656,031)	17,924	-	42,656	57,553	39,858	98,055

Net change in contract owners’ equity	1,017,533	(503,092)	18,113	-	43,846	60,789	47,320	104,686
Contract owners’ equity beginning of period	3,871,897	4,374,989	-	-	60,789	-	104,686	-

Contract owners’ equity end of period	$4,889,430	3,871,897	18,113	-	104,635	60,789	152,006	104,686

CHANGES IN UNITS:
Beginning units	316,816	368,883	-	-	5,403	-	8,256	-
Units purchased	40,908	31,068	1,611	-	4,539	5,596	4,784	8,313
Units redeemed	(47,308)	(83,135)	(79)	-	(832)	(193)	(1,574)	(57)

Ending units	310,416	316,816	1,532	-	9,110	5,403	11,466	8,256

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVEX1		NOTB3		NOTG3		NOTMG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,073	6,354	444	4	1,423	-	805	39
Realized gain (loss) on investments	8,284	3,189	726	1	319	1	316	3
Change in unrealized gain (loss) on investments	72,157	23,954	(1,055)	133	(211)	1,933	(969)	882
Reinvested capital gains	-	-	315	-	-	-	825	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,514	33,497	430	138	1,531	1,934	977	924

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,237	20,031	15,165	3,102	57,092	58,722	19,097	35,101
Transfers between funds	484,033	418,672	24,428	3,304	27,893	2,750	22,218	218
Surrenders (note 6)	85	(1)	(251)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,715)	(6,754)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,038)	(4,253)	(3,989)	(207)	(6,122)	(182)	(7,301)	(203)
Asset charges (note 3)	(2,689)	(384)	(192)	(7)	(698)	(37)	(451)	(31)
Adjustments to maintain reserves	-	1	4	-	(4)	4	(7)	5

Net equity transactions	593,913	427,312	35,165	6,192	78,161	61,257	33,556	35,090

Net change in contract owners’ equity	694,427	460,809	35,595	6,330	79,692	63,191	34,533	36,014
Contract owners’ equity beginning of period	460,809	-	6,330	-	63,191	-	36,014	-

Contract owners’ equity end of period	$1,155,236	460,809	41,925	6,330	142,883	63,191	70,547	36,014

CHANGES IN UNITS:
Beginning units	38,933	-	613	-	5,791	-	3,379	-
Units purchased	51,148	39,944	3,723	634	7,854	5,811	3,772	3,401
Units redeemed	(3,981)	(1,011)	(394)	(21)	(704)	(20)	(709)	(22)

Ending units	86,100	38,933	3,942	613	12,941	5,791	6,442	3,379

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,244	9,759	35,613	47,444	31,015	27,408	20,155	31,256
Realized gain (loss) on investments	57,660	198,396	(51,501)	4,472	159,566	370,543	225,090	191,833
Change in unrealized gain (loss) on investments	(106,302)	176,127	9,771	(419,873)	44,126	185,398	(270,613)	774,498
Reinvested capital gains	185,457	90,587	60,462	114,163	165,850	32,185	191,419	38,435

Net increase (decrease) in contract owners’ equity resulting from operations	148,059	474,869	54,345	(253,794)	400,557	615,534	166,051	1,036,022

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,721	77,237	99,514	193,257	227,828	207,163	201,638	241,081
Transfers between funds	147,365	166,657	1,191,725	(1,252,317)	102,879	(429,105)	(213,139)	262,495
Surrenders (note 6)	(30,951)	(154,739)	(194,364)	(147,367)	(179,093)	(190,582)	(118,467)	(185,140)
Death Benefits (note 4)	-	-	-	(1,018)	(23,350)	-	(1,148)	(4,281)
Net policy repayments (loans) (note 5)	(3,569)	(63,188)	(16,384)	(14,358)	(42,718)	(12,604)	(13,111)	(6,114)
Deductions for surrender charges (note 2d)	(5,902)	(8,714)	(10,877)	(13,182)	(10,470)	(18,972)	(4,122)	(12,591)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,336)	(36,821)	(106,220)	(114,408)	(95,145)	(94,062)	(132,113)	(131,919)
Asset charges (note 3)	(3,828)	(3,545)	(9,673)	(9,410)	(8,486)	(7,767)	(13,093)	(12,010)
Adjustments to maintain reserves	(3)	1	-	(1)	(150)	(198)	15	94

Net equity transactions	129,497	(23,112)	953,721	(1,358,804)	(28,705)	(546,127)	(293,540)	151,615

Net change in contract owners’ equity	277,556	451,757	1,008,066	(1,612,598)	371,852	69,407	(127,489)	1,187,637
Contract owners’ equity beginning of period	1,607,158	1,155,401	1,956,321	3,568,919	2,397,256	2,327,849	3,728,591	2,540,954

Contract owners’ equity end of period	$1,884,714	1,607,158	2,964,387	1,956,321	2,769,108	2,397,256	3,601,102	3,728,591

CHANGES IN UNITS:
Beginning units	94,251	93,545	138,298	230,905	102,237	129,174	166,456	159,620
Units purchased	11,978	24,393	88,726	13,835	13,519	10,749	10,580	28,903
Units redeemed	(5,011)	(23,687)	(24,157)	(106,442)	(14,319)	(37,686)	(24,104)	(22,067)

Ending units	101,218	94,251	202,867	138,298	101,437	102,237	152,932	166,456

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		FQB		FNRS2		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,742	34,530	61,790	49,354	24,493	34,225	125,528	94,954
Realized gain (loss) on investments	109,023	75,358	6,588	36,841	300,385	533,460	139,112	51,931
Change in unrealized gain (loss) on investments	(50,056)	224,937	(8,056)	(72,361)	(841,109)	454,563	34,393	509,261
Reinvested capital gains	49,683	4,162	-	-	50,099	30,199	62,467	261,745

Net increase (decrease) in contract owners’ equity resulting from operations	142,392	338,987	60,322	13,834	(466,132)	1,052,447	361,500	917,891

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	101,575	126,964	159,255	81,117	265,232	425,806	332,657	341,350
Transfers between funds	(141,375)	(73,925)	(44,750)	341,000	(1,260,771)	(563,154)	134,487	181,752
Surrenders (note 6)	(109,394)	(66,080)	664	(94,185)	(235,729)	(198,262)	(162,243)	(219,962)
Death Benefits (note 4)	-	-	(2,456)	-	-	(6,292)	-	(24,992)
Net policy repayments (loans) (note 5)	(30,201)	(19,447)	(9,993)	(22,863)	(5,229)	(79,285)	(31,114)	(14,126)
Deductions for surrender charges (note 2d)	(1,552)	(2,584)	(135)	(9,308)	(15,242)	(23,446)	(11,887)	(21,363)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,683)	(65,669)	(62,525)	(57,812)	(162,374)	(224,963)	(196,204)	(196,968)
Asset charges (note 3)	(6,722)	(6,838)	(5,676)	(4,538)	(13,218)	(18,514)	(16,167)	(14,659)
Adjustments to maintain reserves	(5)	-	10	(30)	(28)	38	1	5

Net equity transactions	(245,357)	(107,579)	34,394	233,381	(1,427,359)	(688,072)	49,530	31,037

Net change in contract owners’ equity	(102,965)	231,408	94,716	247,215	(1,893,491)	364,375	411,030	948,928
Contract owners’ equity beginning of period	1,867,751	1,636,343	1,524,193	1,276,978	4,972,339	4,607,964	4,171,580	3,222,652

Contract owners’ equity end of period	$1,764,786	1,867,751	1,618,909	1,524,193	3,078,848	4,972,339	4,582,610	4,171,580

CHANGES IN UNITS:
Beginning units	98,348	104,346	99,887	84,552	219,194	252,178	246,209	243,481
Units purchased	5,577	8,920	14,421	28,879	15,737	27,655	27,145	38,305
Units redeemed	(17,955)	(14,918)	(12,091)	(13,544)	(79,347)	(60,639)	(24,411)	(35,577)

Ending units	85,970	98,348	102,217	99,887	155,584	219,194	248,943	246,209

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S		FF20S		FF30S		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15,008	14,925	42,408	44,650	43,563	41,890	2,882	4,490
Realized gain (loss) on investments	16,067	8,836	174,659	76,184	117,062	87,435	198,770	85,310
Change in unrealized gain (loss) on investments	(4,464)	80,396	(132,523)	222,999	(81,754)	301,913	97,571	613,497
Reinvested capital gains	15,343	10,817	49,002	34,179	55,982	34,226	-	1,620

Net increase (decrease) in contract owners’ equity resulting from operations	41,954	114,974	133,546	378,012	134,853	465,464	299,223	704,917

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,464	42,549	250,686	247,335	380,095	329,241	263,107	223,272
Transfers between funds	(20,656)	(310)	23,859	(91,457)	(55,774)	60,911	199,582	34,809
Surrenders (note 6)	614	(387)	(3,157)	(83,309)	(59,038)	(75,574)	(104,797)	(151,767)
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,058)
Net policy repayments (loans) (note 5)	(1,625)	8,443	(341,084)	(20,625)	(20,346)	7,672	(127,671)	(30,190)
Deductions for surrender charges (note 2d)	7,356	(8,122)	(5,444)	(4,998)	(3,678)	(5,345)	(11,586)	(15,351)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,597)	(50,093)	(99,250)	(104,501)	(135,463)	(138,784)	(156,759)	(141,376)
Asset charges (note 3)	(3,406)	(3,239)	(9,623)	(9,158)	(12,707)	(10,869)	(11,613)	(9,520)
Adjustments to maintain reserves	30	(7)	1	8	20	3	778	207

Net equity transactions	(28,820)	(11,166)	(184,012)	(66,705)	93,109	167,255	51,041	(90,974)

Net change in contract owners’ equity	13,134	103,808	(50,466)	311,307	227,962	632,719	350,264	613,943
Contract owners’ equity beginning of period	969,048	865,240	2,741,416	2,430,109	2,750,146	2,117,427	2,691,329	2,077,386

Contract owners’ equity end of period	$982,182	969,048	2,690,950	2,741,416	2,978,108	2,750,146	3,041,593	2,691,329

CHANGES IN UNITS:
Beginning units	56,774	57,481	155,439	159,771	149,692	140,028	140,810	148,037
Units purchased	1,638	2,670	16,750	16,096	24,993	27,183	22,858	22,679
Units redeemed	(3,267)	(3,377)	(26,411)	(20,428)	(20,100)	(17,519)	(20,545)	(29,906)

Ending units	55,145	56,774	145,778	155,439	154,585	149,692	143,123	140,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOSR		FVSS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$105,270	100,162	13,715	32,002	28,354	26,965	2,312	1,440
Realized gain (loss) on investments	(4,816)	22,164	258,590	207,337	81,585	86,848	16,525	10,816
Change in unrealized gain (loss) on investments	151,424	(262,826)	40,602	1,114,600	(309,268)	433,165	(3,585)	35,166
Reinvested capital gains	1,797	53,442	199,627	1,004,542	586	7,944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	253,675	(87,058)	512,534	2,358,481	(198,743)	554,922	15,252	47,422

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	386,637	422,948	478,906	487,607	148,545	171,099	9,327	11,017
Transfers between funds	303,965	(269,501)	(334,079)	54,010	95,661	43,792	64,232	(276)
Surrenders (note 6)	(174,831)	(147,094)	(267,104)	(434,093)	(119,297)	(132,553)	(18,153)	(26,601)
Death Benefits (note 4)	(10,330)	(63,987)	(5,161)	(3,923)	(9,243)	(2,327)	-	(1,135)
Net policy repayments (loans) (note 5)	785	(877)	(57,512)	(121,556)	(38,113)	(14,004)	113	(236)
Deductions for surrender charges (note 2d)	(3,652)	(33,240)	(12,339)	(45,999)	(6,656)	(13,427)	(879)	(988)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(176,055)	(211,840)	(301,624)	(337,444)	(93,454)	(100,738)	(8,755)	(9,344)
Asset charges (note 3)	(17,067)	(17,766)	(27,834)	(26,242)	(9,139)	(8,678)	(879)	(858)
Adjustments to maintain reserves	18	(14)	20	11	161	55	(14)	5

Net equity transactions	309,470	(321,371)	(526,727)	(427,629)	(31,535)	(56,781)	44,992	(28,416)

Net change in contract owners’ equity	563,145	(408,429)	(14,193)	1,930,852	(230,278)	498,141	60,244	19,006
Contract owners’ equity beginning of period	4,331,098	4,739,527	8,623,552	6,692,700	2,358,996	1,860,855	190,546	171,540

Contract owners’ equity end of period	$4,894,243	4,331,098	8,609,359	8,623,552	2,128,718	2,358,996	250,790	190,546

CHANGES IN UNITS:
Beginning units	291,896	313,387	361,990	382,250	130,842	134,487	9,820	11,532
Units purchased	49,483	31,677	21,397	31,747	16,087	19,531	3,940	676
Units redeemed	(29,476)	(53,168)	(43,080)	(52,007)	(18,346)	(23,176)	(1,646)	(2,388)

Ending units	311,903	291,896	340,307	361,990	128,583	130,842	12,114	9,820

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$187,264	213,071	37,021	40,826	42,036	68,389	23,415	-
Realized gain (loss) on investments	273,913	83,588	143,353	33,146	240,143	492,268	2,143	-
Change in unrealized gain (loss) on investments	(235,700)	114,982	(27,982)	521,600	(602,420)	825,484	(108,606)	-
Reinvested capital gains	-	-	45,885	-	365,711	75,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	225,477	411,641	198,277	595,572	45,470	1,461,874	(83,048)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	154,740	162,372	149,388	138,619	234,040	264,325	73,416	-
Transfers between funds	158,152	1,275,045	(81,979)	79,266	(10,924)	(299,827)	1,533,785	-
Surrenders (note 6)	(1,349,388)	(147,356)	(180,090)	(64,053)	(182,856)	(249,144)	(23,977)	-
Death Benefits (note 4)	-	(2,745)	-	-	(8,419)	(27,066)	-	-
Net policy repayments (loans) (note 5)	(113,724)	(73,038)	(10,049)	(61,426)	15,879	(106,727)	(14,796)	-
Deductions for surrender charges (note 2d)	(64,724)	(15,081)	(5,031)	(4,253)	148	(30,843)	(2,143)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(130,102)	(133,539)	(95,303)	(101,181)	(165,661)	(194,491)	(52,016)	-
Asset charges (note 3)	(10,500)	(9,886)	(8,108)	(7,988)	(16,900)	(16,400)	(3,703)	-
Adjustments to maintain reserves	(10)	-	(11)	10	3	9	(2)	-

Net equity transactions	(1,355,556)	1,055,772	(231,183)	(21,006)	(134,690)	(660,164)	1,510,564	-

Net change in contract owners’ equity	(1,130,079)	1,467,413	(32,906)	574,566	(89,220)	801,710	1,427,516	-
Contract owners’ equity beginning of period	3,595,077	2,127,664	2,566,915	1,992,349	5,101,125	4,299,415	-	-

Contract owners’ equity end of period	$2,464,998	3,595,077	2,534,009	2,566,915	5,011,905	5,101,125	1,427,516	-

CHANGES IN UNITS:
Beginning units	218,727	147,495	132,192	133,436	228,169	262,511	-	-
Units purchased	18,353	96,352	7,729	13,593	12,569	15,550	161,007	-
Units redeemed	(93,725)	(25,120)	(20,205)	(14,837)	(18,522)	(49,892)	(9,615)	-

Ending units	143,355	218,727	119,716	132,192	222,216	228,169	151,392	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,067	-	158,546	-	38,950	122,643	21,939	40,250
Realized gain (loss) on investments	(4,410)	-	(6,025)	-	21,649	52,477	(43,822)	(7,998)
Change in unrealized gain (loss) on investments	(311,685)	-	(125,782)	-	(22,658)	(119,003)	29,770	(21,423)
Reinvested capital gains	-	-	-	-	1,188	178,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(276,028)	-	26,739	-	39,129	234,974	7,887	10,829

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	89,390	-	91,207	-	73,410	68,072	77,495	85,755
Transfers between funds	2,234,994	-	3,117,433	-	6,946	75,428	25,938	664,943
Surrenders (note 6)	(27,775)	-	(85,443)	-	(14,654)	-	(60,710)	(21,847)
Death Benefits (note 4)	(6,028)	-	-	-	-	-	(5,035)	(76,381)
Net policy repayments (loans) (note 5)	(16,192)	-	(9,811)	-	(36,635)	(933)	(530,877)	14,362
Deductions for surrender charges (note 2d)	(2,296)	-	(1,363)	-	(1,868)	-	(3,127)	(2,146)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,264)	-	(73,774)	-	(29,340)	(28,268)	(64,025)	(68,817)
Asset charges (note 3)	(5,187)	-	(7,756)	-	(5,204)	(4,168)	(5,730)	(5,752)
Adjustments to maintain reserves	(7)	-	4	-	(7)	(1)	10	4

Net equity transactions	2,210,635	-	3,030,497	-	(7,352)	110,130	(566,061)	590,121

Net change in contract owners’ equity	1,934,607	-	3,057,236	-	31,777	345,104	(558,174)	600,950
Contract owners’ equity beginning of period	-	-	-	-	1,360,182	1,015,078	1,819,527	1,218,577

Contract owners’ equity end of period	$1,934,607	-	3,057,236	-	1,391,959	1,360,182	1,261,353	1,819,527

CHANGES IN UNITS:
Beginning units	-	-	-	-	101,247	93,519	150,567	101,460
Units purchased	233,499	-	319,709	-	5,747	10,788	9,922	64,007
Units redeemed	(12,019)	-	(16,584)	-	(6,251)	(3,060)	(56,744)	(14,900)

Ending units	221,480	-	303,125	-	100,743	101,247	103,745	150,567

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVGS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	3,773	6,646	42,229	-	1	-
Realized gain (loss) on investments	5,752	24,760	76,147	55,195	(17,495)	-	(228)	-
Change in unrealized gain (loss) on investments	(17,373)	51,192	23,485	235,891	(123,928)	-	(443)	-
Reinvested capital gains	19,471	-	-	-	172,282	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,850	75,952	103,405	297,732	73,088	-	(669)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,480	13,423	82,288	84,315	183,580	-	5,510	-
Transfers between funds	2,529	(21,004)	48,026	(81,842)	3,609,537	-	17,065	-
Surrenders (note 6)	-	(25,123)	(78,338)	(36,715)	(28,395)	-	-	-
Death Benefits (note 4)	-	-	(15,512)	-	(1,583)	-	-	-
Net policy repayments (loans) (note 5)	(3,977)	(736)	(7,432)	(4,672)	(50,717)	-	-	-
Deductions for surrender charges (note 2d)	-	(2,688)	(3,947)	(3,596)	(5,377)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,286)	(7,391)	(45,522)	(47,436)	(110,355)	-	(317)	-
Asset charges (note 3)	(780)	(803)	(3,919)	(3,776)	(10,308)	-	(21)	-
Adjustments to maintain reserves	(11)	4	(10)	33	10	-	1	-

Net equity transactions	955	(44,318)	(24,366)	(93,689)	3,586,392	-	22,238	-

Net change in contract owners’ equity	8,805	31,634	79,039	204,043	3,659,480	-	21,569	-
Contract owners’ equity beginning of period	218,370	186,736	1,023,430	819,387	-	-	-	-

Contract owners’ equity end of period	$227,175	218,370	1,102,469	1,023,430	3,659,480	-	21,569	-

CHANGES IN UNITS:
Beginning units	14,012	17,474	52,270	57,585	-	-	-	-
Units purchased	834	1,070	6,938	5,134	257,374	-	2,406	-
Units redeemed	(758)	(4,532)	(8,197)	(10,449)	(14,316)	-	(36)	-

Ending units	14,088	14,012	51,011	52,270	243,058	-	2,370	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVSC		OVSB		PMVAAA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,961	39,834	16,453	15,881	16,801	29,528	19,298	16,323
Realized gain (loss) on investments	182,291	177,724	146,280	228,771	(7,437)	793	(922)	(5,263)
Change in unrealized gain (loss) on investments	124,656	779,156	(207,149)	305,710	3,480	(32,760)	(21,398)	(10,191)
Reinvested capital gains	82,091	-	264,328	20,907	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	422,999	996,714	219,912	571,269	12,844	(2,439)	(3,022)	869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	285,976	319,790	125,462	130,605	37,611	42,370	105,153	94,079
Transfers between funds	(10,317)	(108,438)	124,832	56,039	(220,912)	167,011	27,899	(125,988)
Surrenders (note 6)	(190,077)	(114,963)	(92,285)	(55,309)	(9,129)	(4,045)	-	-
Death Benefits (note 4)	(2,783)	(13,925)	(29,559)	(2,965)	-	-	-	-
Net policy repayments (loans) (note 5)	(442)	(40,275)	(16,183)	(7,902)	(1,148)	(3,175)	(122)	(545)
Deductions for surrender charges (note 2d)	(16,122)	(19,995)	(4,133)	(5,774)	(557)	(958)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(178,834)	(191,883)	(75,396)	(88,315)	(26,313)	(44,118)	(20,083)	(22,773)
Asset charges (note 3)	(15,743)	(14,549)	(6,932)	(6,490)	(1,653)	(1,876)	(1,650)	(1,457)
Adjustments to maintain reserves	3	8	(24)	(83)	3	-	7	(9)

Net equity transactions	(128,339)	(184,230)	25,782	19,806	(222,098)	155,209	111,204	(56,693)

Net change in contract owners’ equity	294,660	812,484	245,694	591,075	(209,254)	152,770	108,182	(55,824)
Contract owners’ equity beginning of period	4,044,997	3,232,513	1,944,123	1,353,048	580,300	427,530	283,750	339,574

Contract owners’ equity end of period	$4,339,657	4,044,997	2,189,817	1,944,123	371,046	580,300	391,932	283,750

CHANGES IN UNITS:
Beginning units	222,150	233,934	87,394	85,770	57,082	41,999	26,394	31,673
Units purchased	17,045	23,810	11,098	12,988	3,776	20,847	12,223	10,517
Units redeemed	(23,905)	(35,594)	(10,548)	(11,364)	(25,367)	(5,764)	(2,332)	(15,796)

Ending units	215,290	222,150	87,944	87,394	35,491	57,082	36,285	26,394

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71	-	38,404	45,850	31,875	42,739	25,529	36,722
Realized gain (loss) on investments	(1,847)	-	(56,942)	(1,369)	10,397	22,270	(25,310)	(8,115)
Change in unrealized gain (loss) on investments	(5,726)	-	144,299	(185,270)	(18,720)	(88,222)	50,071	(76,716)
Reinvested capital gains	-	-	2,425	28,987	-	-	-	11,536

Net increase (decrease) in contract owners’ equity resulting from operations	(7,502)	-	128,186	(111,802)	23,552	(23,213)	50,290	(36,573)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589	-	224,627	344,094	204,526	181,836	117,264	131,153
Transfers between funds	46,575	-	(2,245,699)	2,130,001	167,867	(175,764)	(202,097)	(506,300)
Surrenders (note 6)	(10,686)	-	(116,450)	(66,463)	(92,368)	(72,024)	(129)	(45,827)
Death Benefits (note 4)	-	-	-	-	(826)	(13,396)	-	-
Net policy repayments (loans) (note 5)	-	-	(8,992)	(10,748)	(32,700)	(1,033)	(14,996)	(101,444)
Deductions for surrender charges (note 2d)	(830)	-	(10,167)	(18,962)	(5,687)	(9,800)	(27)	(825)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(377)	-	(92,606)	(129,143)	(125,588)	(112,494)	(58,410)	(79,779)
Asset charges (note 3)	(35)	-	(8,239)	(12,187)	(9,574)	(9,154)	(4,308)	(5,350)
Adjustments to maintain reserves	(4)	-	105	(110)	(62)	77	(78)	90

Net equity transactions	35,232	-	(2,257,421)	2,236,482	105,588	(211,752)	(162,781)	(608,282)

Net change in contract owners’ equity	27,730	-	(2,129,235)	2,124,680	129,140	(234,965)	(112,491)	(644,855)
Contract owners’ equity beginning of period	-	-	2,943,988	819,308	2,660,855	2,895,820	1,233,401	1,878,256

Contract owners’ equity end of period	$27,730	-	814,753	2,943,988	2,789,995	2,660,855	1,120,910	1,233,401

CHANGES IN UNITS:
Beginning units	-	-	229,016	59,609	214,043	232,635	113,551	169,537
Units purchased	5,103	-	18,054	190,406	33,309	19,917	19,733	14,860
Units redeemed	(1,371)	-	(183,943)	(20,999)	(24,810)	(38,509)	(34,316)	(70,846)

Ending units	3,732	-	63,127	229,016	222,542	214,043	98,968	113,551

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		PVTVB		ACEG		AVMCCI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$192	200	19	16	240	1,901	8	37
Realized gain (loss) on investments	-	(40)	122	648	39,580	4,589	388	128
Change in unrealized gain (loss) on investments	1,303	3,568	69	182	14,950	144,292	(2,547)	1,022
Reinvested capital gains	-	-	48	-	-	-	2,284	372

Net increase (decrease) in contract owners’ equity resulting from operations	1,495	3,728	258	846	54,770	150,782	133	1,559

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	230	230	30,661	39,069	26,813	115
Transfers between funds	-	-	100	31	90,475	(7,041)	(22,087)	34,834
Surrenders (note 6)	-	-	-	-	(4,980)	(77,062)	(23,316)	-
Death Benefits (note 4)	-	-	-	-	(1,534)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(69)	(2,300)	(13,161)	8,805	(8)	(8)
Deductions for surrender charges (note 2d)	-	-	-	-	(579)	(7,847)	(1,558)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(163)	(166)	(205)	(202)	(24,241)	(21,350)	(837)	(702)
Asset charges (note 3)	(59)	(52)	(16)	(13)	(2,178)	(1,731)	(55)	(23)
Adjustments to maintain reserves	1	6	(3)	4	7	(12)	(10)	1

Net equity transactions	(221)	(212)	37	(2,250)	74,470	(67,169)	(21,058)	34,217

Net change in contract owners’ equity	1,274	3,516	295	(1,404)	129,240	83,613	(20,925)	35,776
Contract owners’ equity beginning of period	14,053	10,537	2,588	3,992	514,508	430,895	37,476	1,700

Contract owners’ equity end of period	$15,327	14,053	2,883	2,588	643,748	514,508	16,551	37,476

CHANGES IN UNITS:
Beginning units	864	879	129	286	37,656	44,194	2,892	169
Units purchased	-	-	16	16	9,087	3,487	1,182	2,804
Units redeemed	(13)	(15)	(14)	(173)	(3,295)	(10,025)	(2,851)	(81)

Ending units	851	864	131	129	43,448	37,656	1,223	2,892

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS		TRHSP		TRHS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	7,009	(3)	-	14,116	9,291	1,167	400,793	187,162
Change in unrealized gain (loss) on investments	53,572	56	-	193	35,573	9,123	281,392	629,163
Reinvested capital gains	-	-	-	-	32,289	6,635	303,253	130,530

Net increase (decrease) in contract owners’ equity resulting from operations	60,581	53	-	14,309	77,153	16,925	985,438	946,855

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,668	3,102	-	3,994	201,632	13,897	240,103	99,612
Transfers between funds	1,238,588	17,189	-	69,156	49,974	42,289	(8,561)	874,133
Surrenders (note 6)	(18,656)	-	-	-	(8,493)	-	(114,013)	(61,513)
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,870)
Net policy repayments (loans) (note 5)	(643)	-	-	-	-	-	(16,294)	(5,497)
Deductions for surrender charges (note 2d)	(4,275)	-	-	(20)	(3,400)	-	(1,279)	(1,591)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,533)	(314)	-	(3,894)	(26,929)	(4,355)	(89,462)	(73,861)
Asset charges (note 3)	(4,399)	(34)	-	(152)	(1,346)	(222)	(8,625)	(6,200)
Adjustments to maintain reserves	3	(5)	-	(95,051)	(4)	94,278	(7)	9

Net equity transactions	1,222,753	19,938	-	(25,967)	211,434	145,887	1,862	823,222

Net change in contract owners’ equity	1,283,334	19,991	-	(11,658)	288,587	162,812	987,300	1,770,077
Contract owners’ equity beginning of period	19,991	-	-	11,658	162,812	-	3,251,228	1,481,151

Contract owners’ equity end of period	$1,303,325	19,991	-	-	451,399	162,812	4,238,528	3,251,228

CHANGES IN UNITS:
Beginning units	2,000	-	-	1,062	9,812	-	140,445	96,300
Units purchased	130,476	2,035	-	-	18,951	10,572	7,474	52,646
Units redeemed	(7,891)	(35)	-	(1,062)	(8,086)	(760)	(8,390)	(8,501)

Ending units	124,585	2,000	-	-	20,677	9,812	139,529	140,445

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,918	9,475	32,177	76,767	50	65	70	51
Realized gain (loss) on investments	175,065	(33,068)	126,404	124,250	70	38	(4)	2
Change in unrealized gain (loss) on investments	(397,437)	146,367	(1,341,333)	1,141,391	(165)	462	(40)	(110)
Reinvested capital gains	-	27,085	852,903	-	446	376	55	24

Net increase (decrease) in contract owners’ equity resulting from operations	(220,454)	149,859	(329,849)	1,342,408	401	941	81	(33)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,848	283,227	419,652	482,048	871	884	459	459
Transfers between funds	(585,920)	752,041	(25,697)	195,466	(29)	35	-	-
Surrenders (note 6)	(135,430)	(82,000)	(647,134)	(244,135)	-	-	-	-
Death Benefits (note 4)	(8,061)	-	(54,335)	(1,657)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,782)	(11,285)	(37,228)	1,807	-	-	-	-
Deductions for surrender charges (note 2d)	(13,144)	(13,239)	(28,100)	(10,420)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,362)	(96,322)	(234,284)	(217,519)	(696)	(699)	(123)	(125)
Asset charges (note 3)	(11,121)	(8,798)	(19,585)	(18,088)	(40)	(34)	(11)	(9)
Adjustments to maintain reserves	(1)	8	(1)	(7)	4	-	(3)	(3)

Net equity transactions	(642,973)	823,632	(626,712)	187,495	110	186	322	322

Net change in contract owners’ equity	(863,427)	973,491	(956,561)	1,529,903	511	1,127	403	289
Contract owners’ equity beginning of period	2,157,245	1,183,754	6,727,189	5,197,286	4,941	3,814	1,855	1,566

Contract owners’ equity end of period	$1,293,818	2,157,245	5,770,628	6,727,189	5,452	4,941	2,258	1,855

CHANGES IN UNITS:
Beginning units	198,708	120,524	469,207	453,600	310	296	144	119
Units purchased	24,969	109,875	37,015	79,463	55	65	34	35
Units redeemed	(76,360)	(31,691)	(81,367)	(63,856)	(47)	(51)	(10)	(10)

Ending units	147,317	198,708	424,855	469,207	318	310	168	144

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRGNR		WRGP		WRHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23	22	-	-	19	17	58,389	34,283
Realized gain (loss) on investments	80	60	(15)	(12)	74	53	23,851	12,282
Change in unrealized gain (loss) on investments	(309)	747	(133)	94	(401)	838	(76,195)	26,907
Reinvested capital gains	652	323	-	-	834	297	8,809	-

Net increase (decrease) in contract owners’ equity resulting from operations	446	1,152	(148)	82	526	1,205	14,854	73,472

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	320	306	306	297	310	86,858	55,150
Transfers between funds	-	-	-	-	-	-	(19,902)	540,758
Surrenders (note 6)	-	-	-	-	-	-	(78,751)	(535)
Death Benefits (note 4)	-	-	-	-	-	-	-	(640)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,404)	(2,656)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(153)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(432)	(422)	(82)	(77)	(426)	(405)	(54,552)	(35,755)
Asset charges (note 3)	(37)	(32)	(7)	(6)	(37)	(31)	(3,897)	(2,505)
Adjustments to maintain reserves	(7)	5	(5)	2	13	(7)	12	3

Net equity transactions	(170)	(129)	212	225	(153)	(133)	(71,789)	553,820

Net change in contract owners’ equity	276	1,023	64	307	373	1,072	(56,935)	627,292
Contract owners’ equity beginning of period	4,445	3,422	1,228	921	4,364	3,292	1,104,160	476,868

Contract owners’ equity end of period	$4,721	4,445	1,292	1,228	4,737	4,364	1,047,225	1,104,160

CHANGES IN UNITS:
Beginning units	252	259	167	135	274	282	59,389	28,342
Units purchased	18	23	47	43	19	25	6,896	33,415
Units redeemed	(26)	(30)	(12)	(11)	(27)	(33)	(11,011)	(2,368)

Ending units	244	252	202	167	266	274	55,274	59,389

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMCG		WRPAP		WRPMAP		WRSTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	50	57	37	25	-	-
Realized gain (loss) on investments	7,790	5,445	144	30	93	51	160	111
Change in unrealized gain (loss) on investments	(2,863)	32,442	(320)	749	(205)	308	(324)	766
Reinvested capital gains	22,968	4,407	429	264	251	91	250	126

Net increase (decrease) in contract owners’ equity resulting from operations	27,895	42,294	303	1,100	176	475	86	1,003

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,493	13,063	1,650	1,650	3,488	2,139	880	880
Transfers between funds	18,844	203,786	-	-	134	26	2	(123)
Surrenders (note 6)	(25,838)	(182)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(988)	(714)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,085)	(10,170)	(854)	(830)	(2,189)	(1,241)	(446)	(440)
Asset charges (note 3)	(1,200)	(687)	(37)	(28)	(25)	(14)	(19)	(13)
Adjustments to maintain reserves	9	(12)	8	-	(7)	(2)	4	3

Net equity transactions	54,234	205,084	767	792	1,401	908	421	307

Net change in contract owners’ equity	82,129	247,378	1,070	1,892	1,577	1,383	507	1,310
Contract owners’ equity beginning of period	305,341	57,963	5,544	3,652	2,979	1,596	3,031	1,721

Contract owners’ equity end of period	$387,470	305,341	6,614	5,544	4,556	2,979	3,538	3,031

CHANGES IN UNITS:
Beginning units	14,745	3,637	363	304	199	132	134	119
Units purchased	4,727	12,227	107	122	237	160	38	47
Units redeemed	(2,126)	(1,119)	(57)	(63)	(145)	(93)	(20)	(32)

Ending units	17,346	14,745	413	363	291	199	152	134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCP		WFVSCG		OVGS3		FTVDM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	43,807	-	31,520
Realized gain (loss) on investments	18	33	48,358	28,044	1,243,122	137,173	57,275	81,775
Change in unrealized gain (loss) on investments	(187)	402	(127,927)	157,543	(1,235,957)	615,542	(102,086)	(138,103)
Reinvested capital gains	190	-	56,478	28,708	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21	435	(23,091)	214,295	7,165	796,522	(44,811)	(24,808)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	306	34,798	32,506	136,981	312,760	45,366	148,610
Transfers between funds	-	-	(58,617)	26,531	(3,789,001)	299,238	(1,532,813)	113,358
Surrenders (note 6)	-	-	(20,392)	(21,342)	(11,485)	(184,432)	(41,499)	(65,853)
Death Benefits (note 4)	-	-	-	-	(2,191)	(3,980)	-	(808)
Net policy repayments (loans) (note 5)	-	-	(8,763)	(1,651)	(16,562)	(39,912)	(13,076)	10,120
Deductions for surrender charges (note 2d)	-	-	121	(1,521)	(259)	(16,706)	(3,457)	(5,914)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104)	(99)	(19,025)	(19,607)	(46,562)	(162,269)	(26,785)	(92,182)
Asset charges (note 3)	(10)	(7)	(2,162)	(1,914)	(4,716)	(13,728)	(1,901)	(6,296)
Adjustments to maintain reserves	(17)	5	(19)	(127)	13	(29)	(300)	52

Net equity transactions	175	205	(74,059)	12,875	(3,733,782)	190,942	(1,574,465)	101,087

Net change in contract owners’ equity	196	640	(97,150)	227,170	(3,726,617)	987,464	(1,619,276)	76,279
Contract owners’ equity beginning of period	1,654	1,014	667,439	440,269	3,726,617	2,739,153	1,619,276	1,542,997

Contract owners’ equity end of period	$1,850	1,654	570,289	667,439	-	3,726,617	-	1,619,276

CHANGES IN UNITS:
Beginning units	99	87	25,795	25,562	179,967	168,441	84,692	79,918
Units purchased	18	19	2,714	3,357	5,167	37,891	2,401	15,105
Units redeemed	(8)	(7)	(6,047)	(3,124)	(185,134)	(26,365)	(87,093)	(10,331)

Ending units	109	99	22,462	25,795	-	179,967	-	84,692

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF3		FTVGI3		HIBF3		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	47,640	-	152,447	56,965	177,349	12,686	33,432
Realized gain (loss) on investments	766,356	77,404	(8,076)	60,304	91,812	118,639	(145,087)	89,322
Change in unrealized gain (loss) on investments	(728,308)	300,515	36,548	(205,526)	(62,322)	(96,910)	45,220	(109,438)
Reinvested capital gains	-	-	-	39,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,048	425,559	28,472	46,971	86,455	199,078	(87,181)	13,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,594	160,188	47,673	166,827	47,176	146,163	80,371	292,041
Transfers between funds	(2,224,189)	67	(3,111,116)	(120,030)	(2,609,566)	(592,536)	(2,778,197)	(177,802)
Surrenders (note 6)	(65,552)	(68,432)	(2,678)	(107,830)	(239,555)	(186,651)	(27,603)	(158,789)
Death Benefits (note 4)	(9,553)	-	-	(18,084)	-	(13,223)	-	-
Net policy repayments (loans) (note 5)	(1,037)	(343)	15	797	59,499	(6,422)	(1,048)	(41,549)
Deductions for surrender charges (note 2d)	(4,250)	(10,609)	(1,136)	(6,965)	688	(12,940)	(4,475)	(14,916)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,818)	(95,412)	(37,251)	(127,634)	(34,982)	(124,415)	(24,874)	(132,429)
Asset charges (note 3)	(2,704)	(7,843)	(3,788)	(11,474)	(2,814)	(10,047)	(2,602)	(10,499)
Adjustments to maintain reserves	(109)	12	9	(8)	1	(2)	7	(6)

Net equity transactions	(2,288,618)	(22,372)	(3,108,272)	(224,401)	(2,779,553)	(800,073)	(2,758,421)	(243,949)

Net change in contract owners’ equity	(2,250,570)	403,187	(3,079,800)	(177,430)	(2,693,098)	(600,995)	(2,845,602)	(230,633)
Contract owners’ equity beginning of period	2,250,570	1,847,383	3,079,800	3,257,230	2,693,098	3,294,093	2,845,602	3,076,235

Contract owners’ equity end of period	$-	2,250,570	-	3,079,800	-	2,693,098	-	2,845,602

CHANGES IN UNITS:
Beginning units	123,410	124,579	148,779	159,924	147,951	193,522	146,067	159,093
Units purchased	2,665	12,120	2,502	9,019	2,467	8,921	4,464	20,272
Units redeemed	(126,075)	(13,289)	(151,281)	(20,164)	(150,418)	(54,492)	(150,531)	(33,298)

Ending units	-	123,410	-	148,779	-	147,951	-	146,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG3		GVIX6		NVMIG3		GVDIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$9,961	1,935	6,940	15,978	27,789	28,520	32,848	29,832
Realized gain (loss) on investments	70,561	4,604	97,857	20,927	698,273	84,128	247,393	58,843
Change in unrealized gain (loss) on investments	(71,727)	53,908	(101,931)	70,500	(699,534)	327,577	(289,817)	170,445
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,795	60,447	2,866	107,405	26,528	440,225	(9,576)	259,120

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,164	75,562	10,691	53,437	73,275	230,404	28,908	100,613
Transfers between funds	(427,079)	15,594	(640,617)	41,310	(2,458,158)	(51,162)	(1,364,648)	(39,532)
Surrenders (note 6)	(10,756)	(5,473)	(20,061)	(31,919)	(61,984)	(63,147)	(39,144)	(32,164)
Death Benefits (note 4)	-	(10,076)	-	-	(193)	(17,719)	-	(1,659)
Net policy repayments (loans) (note 5)	900	(7,110)	(200)	834	(1,518)	(39,461)	(13,981)	(25,579)
Deductions for surrender charges (note 2d)	(806)	(1,438)	(1,453)	(1,573)	(4,350)	(13,921)	(2,847)	(4,849)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,269)	(22,826)	(5,023)	(15,037)	(36,798)	(122,418)	(18,827)	(62,288)
Asset charges (note 3)	(510)	(1,352)	(532)	(1,509)	(3,064)	(9,332)	(1,739)	(5,365)
Adjustments to maintain reserves	(38)	(9)	(4)	1	(55)	8	-	2

Net equity transactions	(419,394)	42,872	(657,199)	45,544	(2,492,845)	(86,748)	(1,412,278)	(70,821)

Net change in contract owners’ equity	(410,599)	103,319	(654,333)	152,949	(2,466,317)	353,477	(1,421,854)	188,299
Contract owners’ equity beginning of period	410,599	307,280	654,333	501,384	2,466,317	2,112,840	1,421,854	1,233,555

Contract owners’ equity end of period	$-	410,599	-	654,333	-	2,466,317	-	1,421,854

CHANGES IN UNITS:
Beginning units	36,553	32,228	55,258	51,348	202,712	210,720	111,298	117,243
Units purchased	6,507	9,450	916	7,736	6,265	22,859	2,439	9,622
Units redeemed	(43,060)	(5,125)	(56,174)	(3,826)	(208,977)	(30,867)	(113,737)	(15,567)

Ending units	-	36,553	-	55,258	-	202,712	-	111,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT International Index Fund Class I (NVIX)

NVIT Bond Index Fund Class I (NVBX)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

International Portfolio - S Class Shares (AMINS)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium(the maximum is 2.5%) to coverd sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions $1,444,731 were and $1,440,289, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select – NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.40 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.40 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount and the minimum is $0.01 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.96 per $1,000 of Base Policy Specified Amount and the minimum is $0.61 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select—NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $5,275,991 and $4,525,124, respectively, and total transfers from the Account to the fixed account were $8,468,359 and $6,525,399, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$354,613,186	$-	$-	$354,613,186

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$105,583	$3,498
VP Inflation Protection Fund - Class I (ACVIP1)	1,827,973	67,356
Global Allocation V.I. Fund - Class I (BRVGA1)	375,788	49,381
Global Allocation V.I. Fund - Class II (MLVGA2)	746,569	527,169
VIP Small Cap Value Series: Service Class (DWVSVS)	470,888	315,709
VA Global Bond Portfolio (DFVGB)	53,171	3,651
VA International Small Portfolio (DFVIS)	27,936	2,402
VA International Value Portfolio (DFVIV)	35,611	7,553
VA Short-Term Fixed Portfolio (DFVSTF)	3,664	1,266
VA U.S. Large Value Portfolio (DFVULV)	56,287	5,807
VA U.S. Targeted Value Portfolio (DFVUTV)	18,568	1,188
Stock Index Fund, Inc. - Initial Shares (DSIF)	814,396	510,162
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	107,526	14,652
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	13,221	5,615
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	181,030	41,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	30,751	5,143
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	37,832	108,763
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	346,424	10,876
Forty Portfolio: Service Shares (JACAS)	781,393	253,687
Global Technology Portfolio: Service Shares (JAGTS)	992,688	667,888
Overseas Portfolio: Service Shares (JAIGS)	652,856	357,985
Investors Growth Stock Series - Initial Class (MIGIC)	86,179	117,120
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	255,013	159,332
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	179,619	24,836
Value Series - Initial Class (MVFIC)	987,302	1,041,567
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	368,036	156,036
Core Plus Fixed Income Portfolio - Class I (MSVFI)	107,606	146,095
NVIT International Index Fund Class I (NVIX)	67,755	21,227
NVIT Bond Index Fund Class I (NVBX)	36,312	165
NVIT Cardinal Managed Growth Class I (NCPG)	248	42
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	33,279	857
NVIT Investor Destinations Managed Growth Class I (IDPG)	171	-
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	1,590	139
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,052,822	721,248
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	482,983	459,655

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

American Funds NVIT Bond Fund - Class II (GVABD2)	$106,367	$183,138
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	345,156	244,194
American Funds NVIT Growth Fund - Class II (GVAGR2)	469,329	417,653
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	154,429	191,216
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,852,851	486,615
NVIT Emerging Markets Fund - Class I (GEM)	3,072,328	522,739
NVIT International Equity Fund - Class I (GIG)	575,727	119,988
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	20,669	146,549
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	283,925	129,433
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	198,345	214,380
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,249,137	1,150,876
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	314,360	208,132
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,500,604	859,104
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	104,162	1,095,118
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,034,445	1,207,569
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	4,345,834	5,362,213
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	112,468	143,717
NVIT Core Bond Fund - Class I (NVCBD1)	104,241	100,954
NVIT Core Plus Bond Fund - Class I (NVLCP1)	64,422	85,224
NVIT Nationwide Fund - Class I (TRF)	169,511	281,220
NVIT Government Bond Fund - Class I (GBF)	367,544	448,350
American Century NVIT Growth Fund - Class I (CAF)	32,287	274,310
NVIT International Index Fund - Class II (GVIX2)	656,899	69,616
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	856,199	1,429,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	193,355	47,063
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	53,017	94,041
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	92,803	592,117
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,508,720	1,411,230
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,687,464	6,928,613
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	219,626	198,466
NVIT Mid Cap Index Fund - Class I (MCIF)	1,148,661	973,956
NVIT Money Market Fund - Class I (SAM)	4,559,552	5,964,661
NVIT Money Market Fund - Class V (SAM5)	2,990,420	3,016,876
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	2,748,199	189,548
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	2,259,398	829,126
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	603,501	329,285
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	555,230	715,791
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	636,870	441,899
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	178,809	152,059
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,092,452	330,161
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	531,378	356,582
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	354,421	491,275
NVIT Multi-Manager Small Company Fund - Class I (SCF)	496,304	260,308
NVIT Multi-Sector Bond Fund - Class I (MSBF)	367,009	306,062
NVIT Short Term Bond Fund - Class I (NVSTB1)	45,512	5,846
NVIT Short Term Bond Fund - Class II (NVSTB2)	124,325	251,427
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,466,101	1,546,881
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	192,630	39,037
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	117,850	12,147
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	121,931	34,914
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	47,858	3,086
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	433,083	32,959
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	325,323	90,415
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	53,164	6,492
Templeton NVIT International Value Fund - Class III (NVTIV3)	339,724	241,582
Invesco NVIT Comstock Value Fund - Class I (EIF)	239,902	311,181
NVIT Real Estate Fund - Class I (NVRE1)	1,867,903	705,990
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	19,903	1,122
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	62,525	17,440
NVIT Small Cap Index Fund Class II (NVSIX2)	204,972	158,067
NVIT S&P 500 Index Fund Class I (GVEX1)	661,157	47,170
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	61,681	25,761
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	87,020	7,433
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	42,146	6,953
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	496,086	169,883
VP Inflation Protection Fund - Class II (ACVIP2)	1,502,115	452,316
VP Mid Cap Value Fund - Class I (ACVMV1)	658,282	489,972
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	386,774	468,756
Appreciation Portfolio - Initial Shares (DCAP)	163,324	325,251
Quality Bond Fund II - Primary Shares (FQB)	295,859	199,684
VIP Energy Portfolio - Service Class 2 (FNRS2)	996,501	2,349,235
VIP Equity-Income Portfolio - Service Class (FEIS)	543,695	306,169
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	79,438	80,405
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	330,406	423,008
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	577,575	384,936
VIP Growth Portfolio - Service Class (FGS)	629,971	576,119
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	766,048	349,529
VIP Mid Cap Portfolio - Service Class (FMCS)	542,675	856,077
VIP Overseas Portfolio - Service Class R (FOSR)	346,150	348,739
VIP Value Strategies Portfolio - Service Class (FVSS)	82,655	35,337
Franklin Income Securities Fund - Class 2 (FTVIS2)	613,729	1,782,011
Rising Dividends Securities Fund - Class 1 (FTVRDI)	356,564	504,829
Small Cap Value Securities Fund - Class 1 (FTVSVI)	689,695	416,641
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,655,221	121,241

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton Foreign Securities Fund - Class 2 (TIF2)	$2,360,129	$109,422
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	3,429,318	240,280
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	108,695	75,901
Short Duration Bond Portfolio - I Class Shares (AMTB)	744,176	1,288,306
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	31,195	10,758
Socially Responsive Portfolio - I Class Shares (AMSRS)	111,475	132,058
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,237,355	436,463
International Growth Fund/VA - Non-Service Shares (OVIG)	26,695	4,456
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	297,434	309,723
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	595,814	289,227
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	54,233	259,533
All Asset Portfolio - Administrative Class (PMVAAA)	180,845	50,351
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	58,467	23,160
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	282,291	2,498,994
Low Duration Portfolio - Administrative Class (PMVLDA)	528,765	391,239
Total Return Portfolio - Administrative Class (PMVTRA)	409,960	547,156
VT Growth & Income Fund: Class IB (PVGIB)	192	222
VT Voyager Fund: Class IB (PVTVB)	420	313
VI American Franchise Fund - Series I Shares (ACEG)	226,519	151,816
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	51,124	69,880
Variable Fund - Multi-Hedge Strategies (RVARS)	1,718,460	495,710
Blue Chip Growth Portfolio - II (TRBCG2)	112	121
T. Rowe Price Health Sciences Portfolio (TRHSP)	552,643	308,967
Health Sciences Portfolio - II (TRHS2)	1,447,217	1,142,094
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	870,424	1,511,475
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,286,348	1,027,980
Variable Insurance Portfolios - Balanced (WRBP)	1,285	684
Variable Insurance Portfolios - Bond (WRBDP)	584	135
Variable Insurance Portfolios - Core Equity (WRCEP)	981	469
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	306	89
Variable Insurance Portfolios - Growth (WRGP)	1,150	463
Variable Insurance Portfolios - High Income (WRHIP)	940,119	944,724
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	127,095	49,901
Variable Insurance Portfolios - Money Market (WRMMP)	134	134
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,129	891
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2,301	605
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,070	403
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	495	114
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	189,936	207,498
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	166,613	3,900,401
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	54,026	1,628,191
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	30,991	2,319,498
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	33,691	3,141,971
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	122,625	2,845,215
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	87,638	2,833,379
NVIT International Equity Fund - Class III (obsolete) (GIG3)	86,145	495,582
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	27,013	677,269
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	95,706	2,560,708
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	53,275	1,432,706

Total	$97,470,585	$93,413,481

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	9,250	$12.028742	$111,266	0.68%	4.45%
2013	0.00%	791	11.516261	9,109	0.30%	12.31%
2012	0.00%	496	10.254428	5,086	0.09%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	185,774	9.934368	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.591153	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.449526	25,998	2.18%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2014	0.00%	58,490	12.077797	706,430	2.62%	2.11%
2013	0.00%	37,011	11.828261	437,776	1.37%	14.76%
2012	0.00%	26,749	10.307200	275,707	3.33%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	259,964	16.596941	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.276845	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.209224	3,627,828	1.35%	10.14%
2011	0.00%	292,178	12.900807	3,769,332	2.33%	-3.63%
2010	0.00%	224,255	13.386468	3,001,982	2.84%	9.88%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	25,198	13.035389	328,466	0.35%	5.62%
2013	0.00%	14,013	12.341939	172,948	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2014	0.00%	6,969	10.543456	73,477	2.56%	2.88%
2013	0.00%	2,345	10.247850	24,031	0.63%	-0.35%
2012	0.00%	265	10.283870	2,725	1.59%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2014	0.00%	1,936	12.586137	24,367	3.27%	-5.78%
2013	0.00%	125	13.357918	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2014	0.00%	3,094	12.274258	37,977	8.30%	-7.16%
2013	0.00%	970	13.220675	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2014	0.00%	539	10.075358	5,431	0.23%	0.15%
2013	0.00%	303	10.060671	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2014	0.00%	13,189	16.744060	220,837	2.05%	9.08%
2013	0.00%	10,516	15.349655	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2014	0.00%	2,594	16.289185	42,254	1.05%	3.71%
2013	0.00%	1,641	15.706963	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	252,393	20.755825	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.299315	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.860281	3,558,516	2.04%	15.74%
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2014	0.00%	12,728	12.786633	162,748	4.80%	4.92%
2013	0.00%	5,913	12.186733	72,060	5.16%	14.18%
2012	0.00%	2,701	10.673045	28,828	4.03%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2014	0.00%	3,485	13.758738	47,949	3.03%	3.05%
2013	0.00%	3,022	13.350977	40,347	12.78%	24.14%
2012	0.00%	2,078	10.754715	22,348	0.00%	7.55%	5/1/2012
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	44,166	11.237397	496,311	4.87%	2.12%
2013	0.00%	33,618	11.003960	369,931	4.92%	1.89%
2012	0.00%	20,920	10.799922	225,934	1.24%	8.00%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	2,785	$12.173521	$33,903	0.04%	3.95%
2013	0.00%	567	11.711464	6,640	0.06%	13.57%
2012	0.00%	354	10.312479	3,651	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	73,123	14.547427	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.465170	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.827596	847,080	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	30,846	10.314426	318,159	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	107,249	20.467408	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.869601	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.416877	1,703,960	0.54%	23.86%
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	73,647	14.876935	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.605232	735,499	0.00%	35.39%
2012	0.00%	25,034	10.048944	251,565	0.00%	0.49%	4/27/2012
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	234,243	10.057736	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.442294	2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.012416	2,963,455	0.73%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	46,600	21.459751	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.254671	984,607	0.62%	30.29%
2012	0.00%	54,370	14.778170	803,489	0.45%	16.97%
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2014	0.00%	17,102	13.841932	236,725	2.32%	1.34%
2013	0.00%	10,438	13.658683	142,569	2.25%	27.90%
2012	0.00%	333	10.678788	3,556	1.47%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	31,446	13.565726	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.627285	386,760	0.00%	41.52%
2012	0.00%	1,381	10.335916	14,274	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2014	0.00%	299,560	22.485985	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.347506	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.973911	5,104,427	1.60%	16.26%
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	63,861	15.937876	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.759367	815,925	1.64%	27.63%
2012	0.00%	19,443	12.347395	240,070	0.70%	15.93%
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	36,519	14.922788	544,965	3.16%	7.85%
2013	0.00%	40,428	13.836004	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.879990	542,985	4.17%	9.44%
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
NVIT International Index Fund Class I (NVIX)
2014	0.00%	4,881	9.198938	44,900	2.26%	-8.01%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	3,467	$10.277970	$35,634	5.89%	2.78%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	20	10.083558	202	2.72%	0.84%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2014	0.00%	3,096	10.160186	31,456	6.40%	1.60%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2014	0.00%	17	10.145001	172	1.40%	1.45%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	140	10.196266	1,427	1.73%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	246,559	24.546677	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.699995	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.452105	4,700,811	0.96%	14.66%
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	249,935	16.444935	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.663250	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.704984	3,206,725	1.40%	15.72%
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	57,067	13.196903	753,108	1.24%	4.98%
2013	0.00%	64,227	12.571090	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.903197	969,533	2.22%	4.97%
2011	0.00%	81,360	12.292646	1,000,130	2.30%	5.72%
2010	0.00%	91,442	11.627184	1,063,213	1.87%	5.99%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	146,400	17.393687	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.080144	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.277399	2,153,541	0.85%	22.09%
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	245,634	16.633406	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.391784	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.875465	3,207,136	0.21%	17.40%
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	102,595	14.905501	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.522509	1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.169772	1,094,003	1.07%	17.06%
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	123,863	18.231638	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	253,805	9.744361	2,473,168	0.84%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	44,801	9.770424	437,725	1.78%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	46,167	9.752483	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.823149	589,016	0.53%	17.56%
2012	0.00%	69,053	8.355696	576,986	0.60%	15.23%
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	90,303	$14.520984	$1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.621982	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.471654	785,049	1.64%	16.94%
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.00%	208,011	16.527416	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.955658	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.794308	2,256,939	1.07%	11.38%
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	256,282	14.089818	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.486224	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.402170	2,564,884	1.12%	16.22%
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	114,207	13.947302	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.351426	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.638522	1,481,910	1.63%	11.24%
2011	0.00%	117,870	10.462826	1,233,253	2.70%	-1.26%
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	297,463	14.183683	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.546578	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.154725	2,963,587	1.34%	13.74%
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
2010	0.00%	265,575	10.149086	2,695,344	0.82%	12.46%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	44,508	13.120260	583,957	1.64%	3.42%
2013	0.00%	124,010	12.686282	1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.078891	1,693,605	1.93%	7.58%
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	594,818	14.072360	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.446120	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.397169	5,942,074	1.44%	12.45%
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	1,268,509	14.122912	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.494322	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.851463	16,240,169	1.29%	14.67%
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	49,619	13.718708	680,709	2.39%	4.17%
2013	0.00%	54,489	13.169178	717,575	1.93%	11.33%
2012	0.00%	46,734	11.828808	552,808	1.62%	10.13%
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	55,369	$13.708553	$759,029	2.78%	5.06%
2013	0.00%	56,693	13.048920	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.303193	925,290	3.07%	7.75%
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	8,257	14.821038	122,377	2.47%	5.09%
2013	0.00%	9,931	14.103213	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.357681	145,300	3.15%	7.38%
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	146,750	18.844374	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.803167	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.816934	2,068,628	1.42%	14.21%
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	201,465	14.647567	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.007566	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.599621	4,093,836	2.36%	3.06%
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	7,617	15.108791	115,084	0.26%	11.33%
2013	0.00%	25,511	13.571249	346,216	0.81%	29.74%
2012	0.00%	6,308	10.460376	65,984	0.81%	14.02%
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	57,891	9.333223	540,310	1.85%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	464,591	18.681442	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.794323	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.984122	6,966,134	1.59%	15.90%
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	49,253	16.733256	824,163	1.88%	4.59%
2013	0.00%	41,426	15.999643	662,801	1.23%	13.42%
2012	0.00%	152,424	14.106085	2,150,106	2.37%	9.39%
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
2010	0.00%	33,703	12.782641	430,813	1.09%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	24,147	19.114689	461,562	1.70%	5.21%
2013	0.00%	27,206	18.167791	494,273	1.22%	19.49%
2012	0.00%	36,269	15.203946	551,432	1.77%	12.25%
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	70,838	14.835107	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.279591	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.621440	1,161,051	1.63%	5.18%
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	1,574,486	$17.291036	$27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.439292	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.095613	23,808,844	1.69%	10.81%
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	2,498,172	18.228907	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.367971	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.192188	37,096,236	1.70%	13.76%
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	99,372	16.267765	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.531667	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.056477	1,494,302	1.76%	8.04%
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	132,344	24.844092	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.705167	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.065485	2,280,853	1.09%	17.47%
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	555,262	11.482073	6,375,559	0.00%
2013	0.00%	677,636	11.482073	7,780,666	0.00%
2012	0.00%	859,933	11.482073	9,873,813	0.00%
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	39,404	10.000000	394,040	0.00%
2013	0.00%	42,050	10.000000	420,500	0.00%
2012	0.00%	91,752	10.000000	917,520	0.00%		4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	239,927	9.795541	2,350,215	1.08%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	141,163	9.107879	1,285,696	1.77%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	275,599	16.038508	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.522943	4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.778503	3,902,185	0.51%	16.35%
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	132,374	15.226743	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.777622	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.172659	1,713,086	1.40%	17.81%
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
2010	0.00%	167,431	9.169345	1,535,233	0.74%	13.05%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	196,566	16.103721	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.479098	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.140525	2,632,350	0.00%	14.90%
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	4,684	$16.895778	$79,140	2.22%	17.15%
2013	0.00%	4,259	14.422090	61,424	3.73%	35.85%
2012	0.00%	61	10.616129	648	1.59%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	151,863	19.031857	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.263836	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.987208	1,853,702	1.18%	16.35%
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	83,939	18.218436	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.720192	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.281082	1,152,420	0.00%	13.44%
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	54,707	21.958373	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.517613	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.613759	905,469	0.86%	20.44%
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	104,414	21.290028	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.117835	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.987211	1,847,369	0.15%	15.50%
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	157,797	15.531903	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.951255	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.121246	2,591,645	2.51%	12.25%
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.00%	8,276	10.297809	85,225	1.28%	0.77%
2013	0.00%	4,500	10.219266	45,987	1.53%	0.33%
2012	0.00%	1,201	10.185501	12,233	1.98%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	62,885	11.507465	723,647	1.00%	0.49%
2013	0.00%	74,505	11.450912	853,150	1.00%	0.11%
2012	0.00%	87,129	11.438838	996,655	1.20%	3.52%
2011	0.00%	107,935	11.049485	1,192,626	1.58%	1.30%
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	627,642	24.521987	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.538634	14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.487341	11,859,790	0.70%	18.68%
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2014	0.00%	21,483	14.036700	301,550	2.35%	5.13%
2013	0.00%	10,658	13.351127	142,296	2.66%	27.39%
2012	0.00%	2,739	10.480208	28,705	3.63%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2014	0.00%	15,689	12.275419	192,589	2.35%	4.69%
2013	0.00%	7,215	11.725179	84,597	2.68%	13.63%
2012	0.00%	1,421	10.318307	14,662	0.91%	3.18%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2014	0.00%	12,559	$13.107129	$164,612	2.39%	5.36%
2013	0.00%	6,143	12.440331	76,421	2.72%	19.69%
2012	0.00%	2,204	10.393923	22,908	4.15%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2014	0.00%	8,847	11.168880	98,811	2.48%	4.08%
2013	0.00%	5,143	10.731007	55,190	2.19%	4.96%
2012	0.00%	2,449	10.223989	25,039	2.56%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2014	0.00%	98,769	12.731181	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.089743	830,082	2.62%	16.78%
2012	0.00%	28,367	10.352458	293,668	3.24%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2014	0.00%	47,106	13.450530	633,601	2.17%	5.11%
2013	0.00%	30,035	12.797031	384,359	2.91%	22.56%
2012	0.00%	11,360	10.441771	118,619	3.57%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2014	0.00%	15,086	11.935618	180,061	2.20%	4.88%
2013	0.00%	11,656	11.380678	132,653	3.17%	10.68%
2012	0.00%	658	10.282822	6,766	2.69%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	134,015	16.010507	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.430436	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.513999	2,015,574	2.48%	19.56%
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	184,724	19.352166	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.726903	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.069162	2,537,887	1.25%	18.46%
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
2010	0.00%	226,889	11.294732	2,562,650	1.51%	15.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	310,416	15.751218	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.221280	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.860098	4,374,989	0.96%	15.79%
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	1,532	11.822850	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	9,110	11.485747	104,635	1.93%	2.09%
2013	0.00%	5,403	11.250907	60,789	3.00%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	11,466	13.257084	152,006	0.98%	4.55%
2013	0.00%	8,256	12.679935	104,686	3.24%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	86,100	13.417375	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.835951	460,809	2.75%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2014	0.00%	3,942	10.635520	41,925	1.70%	3.00%
2013	0.00%	613	10.326215	6,330	0.11%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.00%	12,941	11.041111	142,883	1.23%	1.18%
2013	0.00%	5,791	10.911941	63,191	0.00%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	6,442	10.951171	70,547	1.38%	2.75%
2013	0.00%	3,379	10.658086	36,014	0.30%	6.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	101,218	$18.620345	$1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.051891	1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.351287	1,155,401	0.57%	18.75%
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	202,867	14.612465	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.145691	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.456223	3,568,919	2.45%	7.39%
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	101,437	27.298795	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.448028	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.021035	2,327,849	2.10%	16.33%
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	152,932	23.547077	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.399858	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.918768	2,540,954	0.45%	15.74%
2011	0.00%	164,483	13.753744	2,262,257	0.60%	0.56%
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	85,970	20.527931	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.991242	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.681894	1,636,343	3.71%	10.43%
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	102,217	15.837964	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.259177	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.102866	1,276,978	4.62%	9.72%
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	155,584	19.788975	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.684649	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.272664	4,607,964	0.79%	4.73%
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	248,943	18.408272	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.943247	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.235742	3,222,652	2.98%	17.19%
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	55,145	17.810892	982,182	1.53%	4.35%
2013	0.00%	56,774	17.068509	969,048	1.63%	13.39%
2012	0.00%	57,481	15.052634	865,240	1.48%	11.69%
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%
2010	0.00%	59,978	13.516167	810,673	2.33%	12.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	145,778	$18.459232	$2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.636606	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.209948	2,430,109	2.02%	13.19%
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	154,585	19.265178	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.372029	2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.121452	2,117,427	1.89%	15.48%
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	143,123	21.251601	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.113196	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.032884	2,077,386	0.53%	14.54%
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	311,903	15.691555	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.837811	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.123559	4,739,527	2.18%	5.77%
2011	0.00%	329,888	14.298667	4,716,959	3.09%	7.21%
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	340,307	25.298801	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.822626	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.508699	6,692,700	0.50%	14.75%
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	128,583	16.555209	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.029345	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.836689	1,860,855	1.72%	20.67%
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	12,114	20.702453	250,790	1.00%	6.69%
2013	0.00%	9,820	19.403838	190,546	0.80%	30.44%
2012	0.00%	11,532	14.875151	171,540	0.51%	27.10%
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	143,355	17.195058	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.436367	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.425332	2,127,664	6.41%	12.65%
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	119,716	21.166833	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.418079	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.931124	1,992,349	1.81%	12.18%
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
2010	0.00%	146,566	12.522488	1,835,371	1.77%	20.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	222,216	$22.554204	$5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.356784	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.378036	4,299,415	1.03%	18.75%
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	151,392	9.429267	1,427,516	1.51%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	221,480	8.734905	1,934,607	1.90%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	303,125	10.085726	3,057,236	5.11%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	100,743	13.816935	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.434293	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.854248	1,015,078	2.73%	15.33%
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	103,745	12.158206	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.084498	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.010417	1,218,577	3.02%	4.61%
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	14,088	16.125426	227,175	0.00%	3.47%
2013	0.00%	14,012	15.584477	218,370	0.00%	45.83%
2012	0.00%	17,474	10.686505	186,736	0.00%	8.82%
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	51,011	21.612376	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.579689	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.229173	819,387	0.22%	10.98%
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	243,058	15.055995	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	2,370	9.101050	21,569	0.01%	-8.99%	5/1/2014
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	215,290	20.157263	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.208403	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.818055	3,232,513	0.94%	16.87%
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	87,944	24.900127	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.245495	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.775303	1,353,048	0.57%	17.99%
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	35,491	10.454655	371,046	4.02%	2.84%
2013	0.00%	57,082	10.166070	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.179532	427,530	0.00%	1.80%	10/26/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	36,285	$10.801484	$391,932	5.74%	0.47%
2013	0.00%	26,394	10.750545	283,750	4.62%	0.27%
2012	0.00%	31,673	10.721257	339,574	5.66%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	3,732	7.430399	27,730	0.29%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	63,127	12.906565	814,753	2.17%	0.40%
2013	0.00%	229,016	12.854946	2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.744711	819,308	5.32%	5.50%
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	222,542	12.536937	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.431406	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.447911	2,895,820	1.92%	5.86%
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	98,968	11.325989	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.862084	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.078738	1,878,256	2.55%	9.60%
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	851	18.010120	15,327	1.30%	10.73%
2013	0.00%	864	16.264476	14,053	1.62%	35.68%
2012	0.00%	879	11.987698	10,537	1.69%	19.14%
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	131	22.009046	2,883	0.69%	9.72%
2013	0.00%	129	20.059075	2,588	0.70%	43.72%
2012	0.00%	286	13.956644	3,992	0.31%	14.23%
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	43,448	14.816518	643,748	0.04%	8.44%
2013	0.00%	37,656	13.663384	514,508	0.43%	40.14%
2012	0.00%	44,194	9.750071	430,895	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	1,223	13.533238	16,551	0.03%	4.43%
2013	0.00%	2,892	12.958594	37,476	0.43%	28.81%
2012	0.00%	169	10.059945	1,700	0.06%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	124,585	10.461335	1,303,325	0.00%	4.66%
2013	0.00%	2,000	9.995608	19,991	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	13.304880	40	0.00%	1.36%
2010	0.00%	3	13.126208	39	0.00%	16.00%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.977649	11,658	0.65%	9.78%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2014	0.00%	20,677	$21.830967	$451,399	0.00%	31.57%
2013	0.00%	9,812	16.593148	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	139,529	30.377400	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.149472	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.380592	1,481,151	0.00%	31.00%
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	147,317	8.782543	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.856355	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.821731	1,183,754	0.71%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	424,855	13.582583	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.337359	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.457862	5,197,286	1.14%	19.18%
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.00%	318	17.145059	5,452	0.94%	7.57%
2013	0.00%	310	15.937799	4,941	1.47%	23.70%
2012	0.00%	296	12.884509	3,814	0.61%	11.74%
2011	0.00%	21	11.530280	242	0.86%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.00%	168	13.441746	2,258	3.74%	4.34%
2013	0.00%	144	12.883039	1,855	3.38%	-2.09%
2012	0.00%	119	13.158067	1,566	3.07%	5.78%
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
2010	0.00%	69	11.592060	800	4.02%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.00%	244	19.348082	4,721	0.49%	9.68%
2013	0.00%	252	17.640745	4,445	0.55%	33.51%
2012	0.00%	259	13.213109	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.00%	202	6.393729	1,292	0.00%	-13.04%
2013	0.00%	167	7.352106	1,228	0.00%	7.80%
2012	0.00%	135	6.820009	921	0.00%	1.88%
2011	0.00%	101	6.693839	676	0.00%	-21.45%
2010	0.00%	68	8.521264	579	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	266	17.809323	4,737	0.41%	11.81%
2013	0.00%	274	15.928039	4,364	0.44%	36.46%
2012	0.00%	282	11.672462	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	55,274	18.946076	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.591996	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.825504	476,868	0.13%	18.64%
2011	0.00%	130	14.181907	1,844	6.93%	5.26%
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	17,346	22.337726	387,470	0.00%	7.87%
2013	0.00%	14,745	20.708088	305,341	0.00%	29.94%
2012	0.00%	3,637	15.937035	57,963	0.00%	13.56%
2011	0.00%	57	14.033982	800	0.01%	-0.56%
2010	0.00%	43	14.112979	607	0.04%	31.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.00%	413	$16.015399	$6,614	0.83%	4.86%
2013	0.00%	363	15.273325	5,544	1.25%	27.13%
2012	0.00%	304	12.014045	3,652	0.91%	12.18%
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.00%	291	15.657977	4,556	0.99%	4.61%
2013	0.00%	199	14.967420	2,979	1.12%	23.81%
2012	0.00%	132	12.088618	1,596	0.64%	10.82%
2011	0.00%	73	10.908819	796	0.88%	-3.02%
2010	0.00%	64	11.248161	720	0.00%	14.46%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	152	23.277961	3,538	0.00%	2.91%
2013	0.00%	134	22.619564	3,031	0.00%	56.38%
2012	0.00%	119	14.464041	1,721	0.00%	27.83%
2011	0.00%	87	11.315053	984	0.00%	-5.77%
2010	0.00%	47	12.007564	564	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.00%	109	16.976774	1,850	0.00%	1.59%
2013	0.00%	99	16.710278	1,654	0.00%	43.36%
2012	0.00%	87	11.656224	1,014	0.00%	5.16%
2011	0.00%	67	11.083753	743	0.00%	-10.60%
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	22,462	25.389071	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.874760	667,439	0.00%	50.23%
2012	0.00%	25,562	17.223573	440,269	0.00%	7.87%
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.707226	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.261792	2,739,153	2.07%	21.23%
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	17,173	10.352942	177,791	0.00%	-8.81%
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.119582	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.307248	1,542,997	1.41%	13.16%
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.236527	2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.829007	1,847,383	3.04%	18.30%
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	$20.700503	$3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.367363	3,257,230	6.07%	15.06%
2011	0.00%	210,837	17.701343	3,732,098	5.49%	-0.83%
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.202636	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.021800	3,294,093	7.09%	14.71%
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.481483	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.336082	3,076,235	0.40%	17.24%
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.232970	410,599	0.55%	17.81%
2012	0.00%	32,228	9.534576	307,280	0.94%	15.58%
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.841416	654,333	2.88%	21.27%
2012	0.00%	51,348	9.764428	501,384	3.00%	18.29%
2011	0.00%	48,262	8.254444	398,376	2.59%	-12.72%
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.166606	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.026765	2,112,840	0.61%	15.78%
2011	0.00%	222,325	8.660251	1,925,390	1.28%	-9.37%
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.775201	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.521355	1,233,555	0.36%	17.24%
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	12,279	12.359941	151,768	8.30%	8.24%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	146,206	2.908819	425,287	8.58%	-1.88%
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	8,132	3.367180	27,382	9.33%	-2.34%
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2014	Contract owners equity:				$354,611,249
2013	Contract owners equity:				$351,781,058
2012	Contract owners equity:				$296,273,260
2011	Contract owners equity:				$271,561,885
2010	Contract owners equity:				$276,625,834

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 26. Exhibits
(a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.
(b)	Not Applicable.
(c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
(d)	The form of the contract – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
(e)	The form of the contract application – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
(f)	Depositor's Certificate of Incorporation and By-Laws.
(1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
(2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
(3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
(g)	Reinsurance Contracts – Not Applicable.
(h)	Form of Participation Agreement –
The following Fund Participation Agreements were previously filed on July 17, 2007, with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, under document "frankfpa99h8.htm"
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"

(11)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006, under document "neuberfpa99h13.htm"
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreement was previously filed on September 10, 2001, with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 26(h) as document "rydexfundpartagreement.htm".
(15) Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated April 18, 2008.
The following Fund Participation Agreements were previously filed on September 27, 2007, with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(16)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, as document "blackrock.htm"
(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed Inc., dated December 1, 2000, as document "waddellreedfpa.htm)
(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"
(20)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(21)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm"
(22)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, as document "wellsfargofpa.htm"
The following fund participation agreements were filed previously on April 12, 2011, with Post-Effective Amendment No. 43 (File No. 333-43671) as exhibit 26(h) and are hereby incorporated by reference:
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24) Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., dated February 5, 2008, as amended, as document "delawarefpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with post-effective amendment number 28 of registration statement (333-62692) as document "northernlightsfpa.htm".
(25) Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC., dated February 8, 2012.
(i)	Not Applicable.
(j)	Not Applicable.
(k)	Opinion of Counsel – Filed previously on August 6, 2004 with initial registration statement (333-117998) and hereby incorporated by reference.
(l)	Not Applicable.
(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
(99)	Power of Attorney – Attached hereto.

Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6

Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact